UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Kurt Bernlohr

President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: August 31

Date of reporting period: November 30, 2011

Item 1. Schedule of Investments.

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2011 (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 56.4%

VALIC Co. I Blue Chip Growth Fund	839,439	$8,956,815
VALIC Co. I Core Value Fund	1,781,184	16,066,277
VALIC Co. I Mid Cap Strategic Growth Fund	237,535	2,812,410
VALIC Co. I Nasdaq-100 Index Fund	1,251,161	7,819,753
VALIC Co. I Science & Technology Fund	474,183	7,392,517
VALIC Co. I Small Cap Special Values Fund	310,265	2,699,303
VALIC Co. I Stock Index Fund	1,494,447	37,361,172
VALIC Co. II Capital Appreciation Fund	692,089	6,678,658
VALIC Co. II Mid Cap Growth Fund†	682,434	5,363,931
VALIC Co. II Mid Cap Value Fund	1,111,064	17,143,720
VALIC Co. II Small Cap Growth Fund†	279,876	3,730,745
VALIC Co. II Small Cap Value Fund	213,653	2,651,430

Total Domestic Equity Investment Companies
(cost $109,476,760)		118,676,731

Fixed Income Investment Companies - 27.8%

VALIC Co. I Inflation Protected Fund	826,924	9,451,739
VALIC Co. II Core Bond Fund	2,376,066	25,970,401
VALIC Co. II High Yield Bond Fund	1,433,694	10,537,652
VALIC Co. II Strategic Bond Fund	1,111,641	12,461,497

Total Fixed Income Investment Companies
(cost $56,672,567)		58,421,289

International Equity Investment Companies - 11.3%

VALIC Co. I Foreign Value Fund	392,769	3,267,838
VALIC Co. I Emerging Economies Fund	2,109,806	15,675,861
VALIC Co. I International Equities Fund	853,347	4,889,680

Total International Equity Investment Companies
(cost $23,783,877)		23,833,379

Real Estate Investment Companies - 4.5%

VALIC Co. I Global Real Estate Fund
(cost $7,981,822)	1,234,433	9,443,410

TOTAL INVESTMENTS
(cost $197,915,026)(2)	100.0%	210,374,809
Liabilities in excess of other assets	0.0	(31,102)

NET ASSETS	100.0%	$210,343,707

†	Non-income producing security
#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$118,676,731	$—	$—	$118,676,731
Fixed Income Investment Companies	58,421,289	—	—	58,421,289
International Equity Investment Companies	23,833,379	—	—	23,833,379
Real Estate Investment Companies	9,443,410	—	—	9,443,410

Total	$210,374,809	$—	$—	$210,374,809

See Notes to Portfolio of Investments

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS - November 30, 2011 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.5%
Advertising Agencies - 0.8%

Omnicom Group, Inc.	8,000	$345,360

Aerospace/Defense - 3.5%

Boeing Co.	4,600	315,974
Lockheed Martin Corp.	6,300	492,345
Northrop Grumman Corp.	7,000	399,490
Raytheon Co.	8,500	387,345

		1,595,154

Agricultural Chemicals - 0.7%

CF Industries Holdings, Inc.	2,400	335,520

Apparel Manufacturers - 1.7%

Coach, Inc.	12,300	769,857

Applications Software - 2.2%

Microsoft Corp.	17,000	434,860
Red Hat, Inc.†	11,000	550,880

		985,740

Auto-Cars/Light Trucks - 0.6%

Ford Motor Co.†	25,100	266,060

Auto/Truck Parts & Equipment-Original - 0.7%

TRW Automotive Holdings Corp.†	9,600	313,536

Banks-Super Regional - 0.9%

Wells Fargo & Co.	15,000	387,900

Beverages-Non-alcoholic - 1.7%

Coca-Cola Enterprises, Inc.	11,800	308,216
Dr Pepper Snapple Group, Inc.	12,500	456,625

		764,841

Beverages-Wine/Spirits - 1.9%

Brown-Forman Corp., Class B	7,900	630,499
Green Mountain Coffee Roasters, Inc.†	4,100	214,963

		845,462

Cable/Satellite TV - 2.0%

Comcast Corp., Class A	18,200	412,594
DIRECTV, Class A†	10,200	481,644

		894,238

Casino Hotels - 0.9%

Wynn Resorts, Ltd.	3,300	397,848

Casino Services - 0.6%

International Game Technology	14,600	249,076

Cellular Telecom - 0.9%

MetroPCS Communications, Inc.†	48,800	408,944

Coal - 0.5%

Peabody Energy Corp.	6,300	247,149

Coatings/Paint - 1.2%

Sherwin-Williams Co.	6,400	555,712

Commercial Services-Finance - 4.5%

Alliance Data Systems Corp.†	4,500	460,845
Mastercard, Inc., Class A	2,100	786,555
Moody’s Corp.	11,100	385,281
Western Union Co.	22,700	395,888

		2,028,569

Computer Services - 2.8%

International Business Machines Corp.	6,600	1,240,800

Computers - 4.0%

Apple, Inc.†	2,700	1,031,940
Dell, Inc.†	30,400	479,104
Hewlett-Packard Co.	11,000	307,450

		1,818,494

Computers-Memory Devices - 1.3%

SanDisk Corp.†	11,600	571,996

Containers-Metal/Glass - 0.9%

Crown Holdings, Inc.†	12,700	410,337

Cosmetics & Toiletries - 3.4%

Colgate-Palmolive Co.	5,700	521,550
Estee Lauder Cos., Inc., Class A	5,100	601,698
Procter & Gamble Co.	6,600	426,162

		1,549,410

Dialysis Centers - 0.5%

DaVita, Inc.†	2,800	213,304

Disposable Medical Products - 1.1%

C.R. Bard, Inc.	5,600	488,264

Distribution/Wholesale - 2.1%

WW Grainger, Inc.	5,100	953,190

Diversified Manufacturing Operations - 1.0%

General Electric Co.	28,300	450,253

E-Commerce/Services - 0.9%

priceline.com, Inc.†	800	388,712

Electronic Components-Semiconductors - 3.4%

Altera Corp.	11,700	440,739
Intel Corp.	21,600	538,056
Xilinx, Inc.	16,800	549,528

		1,528,323

Electronic Measurement Instruments - 1.1%

Agilent Technologies, Inc.†	12,800	480,000

Electronic Security Devices - 1.0%

Tyco International, Ltd.	9,300	446,028

Engines-Internal Combustion - 1.0%

Cummins, Inc.	4,800	462,384

Enterprise Software/Service - 1.3%

Oracle Corp.	18,600	583,110

Finance-Credit Card - 0.9%

Discover Financial Services	17,200	409,704

Insurance-Property/Casualty - 1.1%

Travelers Cos., Inc.	8,800	495,000

Insurance-Reinsurance - 0.5%

Axis Capital Holdings, Ltd.	6,600	210,738

Internet Infrastructure Software - 2.1%

F5 Networks, Inc.†	8,300	938,149

Machinery-Construction & Mining - 1.1%

Caterpillar, Inc.	5,000	489,400

Medical Instruments - 1.6%

Intuitive Surgical, Inc.†	700	303,947
Medtronic, Inc.	11,300	411,659

		715,606

Medical Labs & Testing Services - 1.2%

Quest Diagnostics, Inc.	9,000	527,940

Medical Products - 0.9%

Becton, Dickinson and Co.	5,600	413,168

Medical-Biomedical/Gene - 1.2%

Biogen Idec, Inc.†	4,700	540,265

Medical-Drugs - 1.7%

Bristol-Myers Squibb Co.	15,975	522,702
Johnson & Johnson	4,000	258,880

		781,582

Medical-Wholesale Drug Distribution - 1.3%

AmerisourceBergen Corp.	15,300	568,395

Metal-Aluminum - 0.5%

Alcoa, Inc.	21,200	212,424

Metal-Copper - 1.1%

Freeport-McMoRan Copper & Gold, Inc.	12,400	491,040

Multimedia - 1.0%

Viacom, Inc., Class B	9,700	434,172

Networking Products - 0.9%

Cisco Systems, Inc.	22,500	419,400

Oil & Gas Drilling - 0.7%

Diamond Offshore Drilling, Inc.	5,100	306,765

Oil Companies-Exploration & Production - 3.7%

Cimarex Energy Co.	3,400	228,072
Occidental Petroleum Corp.	4,700	464,830
SM Energy Co.	3,600	286,164
Southwestern Energy Co.†	18,000	684,900

		1,663,966

Oil Companies-Integrated - 3.3%

Chevron Corp.	5,600	575,792
ConocoPhillips	6,700	477,844
Exxon Mobil Corp.	5,500	442,420

		1,496,056

Oil-Field Services - 1.1%

Halliburton Co.	13,400	493,120

Paper & Related Products - 1.0%

International Paper Co.	16,400	465,760

Pipelines - 1.1%

Williams Cos., Inc.	15,800	510,024

Recreational Vehicles - 0.8%

Polaris Industries, Inc.	6,000	360,600

Retail-Apparel/Shoe - 3.0%

Gap, Inc.	23,900	446,691
Limited Brands, Inc.	5,900	249,747
Ross Stores, Inc.	7,300	650,357

		1,346,795

Retail-Auto Parts - 2.1%

Advance Auto Parts, Inc.	5,800	401,476
AutoZone, Inc.†	1,700	558,246

		959,722

Retail-Bedding - 0.9%

Bed Bath & Beyond, Inc.†	7,000	423,570

Retail-Discount - 2.7%

Dollar Tree, Inc.†	3,200	260,768
Target Corp.	8,500	447,950
Wal-Mart Stores, Inc.	8,600	506,540

		1,215,258

Retail-Drug Store - 0.6%

CVS Caremark Corp.	6,500	252,460

Retail-Regional Department Stores - 1.1%

Macy’s, Inc.	14,800	478,484

Retail-Restaurants - 0.9%

McDonald’s Corp.	4,300	410,736

Semiconductor Components-Integrated Circuits - 1.1%

Atmel Corp.†	55,100	488,737

Semiconductor Equipment - 0.6%

Lam Research Corp.†	7,000	285,390

Software Tools - 1.7%

VMware, Inc., Class A†	7,700	744,436

Telecom Equipment-Fiber Optics - 0.7%

JDS Uniphase Corp.†	27,600	303,048

Telecom Services - 0.5%

NeuStar, Inc., Class A†	7,000	236,180

Transport-Rail - 2.0%

CSX Corp.	18,500	401,635
Union Pacific Corp.	5,000	517,050

		918,685

Web Portals/ISP - 1.7%

Google, Inc., Class A†	1,300	779,207

Total Long-Term Investment Securities
(cost $40,058,989)		44,761,553

SHORT-TERM INVESTMENT SECURITIES - 0.5%
Time Deposits - 0.5%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/11
(cost $242,000)	$242,000	242,000

TOTAL INVESTMENTS
(cost $40,300,989)(1)	100.0%	45,003,553
Liabilities in excess of other assets	0.0	(5,235)

NET ASSETS	100.0%	$44,998,318

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$44,761,553	$—	$—	$44,761,553
Short-Term Investment Securities:
Time Deposits	—	242,000	—	242,000

Total	$44,761,553	$242,000	$—	$45,003,553

See Notes to Portfolio of Investments

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2011 (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 29.2%

VALIC Co. I Blue Chip Growth Fund	323,551	$3,452,292
VALIC Co. I Core Value Fund	499,324	4,503,905
VALIC Co. I Mid Cap Strategic Growth Fund	48,496	574,191
VALIC Co. I Nasdaq-100 Index Fund	201,317	1,258,229
VALIC Co. I Science & Technology Fund	181,450	2,828,810
VALIC Co. I Small Cap Special Values Fund	68,711	597,787
VALIC Co. I Stock Index Fund	493,770	12,344,262
VALIC Co. II Capital Appreciation Fund	195,023	1,881,972
VALIC Co. II Mid Cap Growth Fund†	145,103	1,140,512
VALIC Co. II Mid Cap Value Fund	547,419	8,446,673
VALIC Co. II Small Cap Growth Fund†	54,726	729,494
VALIC Co. II Small Cap Value Fund	47,677	591,673

Total Domestic Equity Investment Companies
(cost $35,793,033)		38,349,800

Fixed Income Investment Companies - 66.6%

VALIC Co. I Government Securities Fund	326,191	3,676,172
VALIC Co. I Inflation Protected Fund	1,355,603	15,494,537
VALIC Co. I International Government Bond Fund	184,707	2,379,031
VALIC Co. II Core Bond Fund	2,911,603	31,823,818
VALIC Co. II High Yield Bond Fund	2,502,501	18,393,384
VALIC Co. II Strategic Bond Fund	1,393,594	15,622,187

Total Fixed Income Investment Companies
(cost $84,222,303)		87,389,129

International Equity Investment Companies - 2.7%

VALIC Co. I Emerging Economies Fund	341,326	2,536,054
VALIC Co. I International Equities Fund	174,066	997,399

Total International Equity Investment Companies
(cost $3,549,024)		3,533,453

Real Estate Investment Companies - 1.5%

VALIC Co. I Global Real Estate Fund
(cost $1,619,685)	250,123	1,913,439

TOTAL INVESTMENTS
(cost $125,184,045)(2)	100.0%	131,185,821
Liabilities in excess of other assets	0.0	(28,281)

NET ASSETS	100.0%	$131,157,540

†	Non-income producing security
#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$38,349,800	$—	$—	$38,349,800
Fixed Income Investment Companies	87,389,129	—	—	87,389,129
International Equity Investment Companies	3,533,453	—	—	3,533,453
Real Estate Investment Companies	1,913,439	—	—	1,913,439

Total	$131,185,821	$—	$—	$131,185,821

See Notes to Portfolio of Investments

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2011 (unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 7.9%
Diversified Financial Services - 7.9%

Adams Outdoor Advertising LP Series 2010-1, Class A 5.44% due 12/20/40*	$494,581	$513,307
Ally Auto Receivables Trust Series 2010-1, Class B 3.29% due 03/15/15*	850,000	880,394
AmeriCredit Automobile Receivables Trust Series 2011-2, Class B 2.33% due 03/08/16	390,000	392,547
Avis Budget Rental Car Funding AESOP LLC Series 2011-1A, Class B 2.98% due 11/20/14*	750,000	753,908
Banc of America Merril Lynch Commercial Mtg., Inc. Series 2006-5, Class AM 5.45% due 09/10/47(1)	500,000	453,990
Bear Stearns Asset Backed Securities Trust VRS Series 2004-HE11, Class M1 0.85% due 12/25/34	1,118,141	1,042,030
Cajun Global LLC Series 2011-1A, Class A2 6.00% due 02/20/41*	976,136	1,011,967
Citibank Credit Card Issuance Trust Series 2003-C4, Class C4 5.00% due 06/10/15	2,488,000	2,608,461
CLI Funding LLC Series 2011-2A Note 4.94% due 10/15/26*	396,160	396,022
Commercial Mtg. Pass Through Certs. VRS Series 2007-C9 Class A4 6.01% due 12/10/49(1)	1,500,000	1,640,521
Countrywide Asset-Backed Certs. VRS Series 2004-BC2, Class M2 1.83% due 02/25/34	379,291	330,641
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2004-22, Class A2 2.75% due 11/25/34(2)	917,720	698,434
Discover Card Master Trust Series 2007-A1, Class A1 5.65% due 03/16/20	1,600,000	1,899,547
First Horizon Alternative Mtg. Securities VRS Series 2004-AA4, Class A1 2.24% due 10/25/34(2)	1,551,173	1,242,090
GE Capital Commercial Mtg. Corp. Series 2007-C1, Class A4 5.54% due 12/10/49(1)	3,000,000	3,089,748
GMAC Mtg. Corp. Loan Trust Series 2010-1, Class A 4.25% due 07/25/40*(2)	15,098	15,077
GS Mtg. Securities Corp. II VRS Series 2011-GC3, Class X 1.33% due 03/10/44*(1)	31,671,630	1,771,204
GS Mtg. Securities Corp. II Series 2006-GG8, Class AM
5.59% due 11/10/39(1)	500,000	482,334
GS Mtg. Securities Corp. II VRS Series 2007-GG10, Class A4 5.98% due 08/10/45(1)	3,886,550	4,123,039
Marriott Vacation Club Owner Trust Series 2009-2A, Class A 4.81% due 07/20/31*	591,448	605,126
Merrill Lynch Mtg. Investors, Inc. VRS Series 2005-A9, Class 3A1 2.69% due 12/25/35(2)	1,520,059	1,128,060
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-8, Class AM 6.17% due 08/12/49(1)	1,200,000	993,361
Miramax LLC Series 2011-1A, Class A 6.25% due 10/20/21*	500,000	500,000
Morgan Stanley Capital I VRS Series 2005-IQ10, Class B 5.47% due 09/15/42(1)	500,000	464,956
Morgan Stanley Capital I VRS Series 2006-HQ8, Class AM 5.65% due 03/12/44(1)	3,879,000	3,942,018
Morgan Stanley Capital I VRS Series 2007-T27, Class AJ 5.79% due 06/11/42(1)	2,500,000	1,885,955
Morgan Stanley Capital I VRS Series 2006-HQ9, Class B 5.83% due 07/05/44(1)	500,000	363,631
Morgan Stanley Capital I VRS Series 2007-IQ15, Class AM 6.08% due 06/11/49(1)	2,500,000	2,307,410
Sequoia Mortgage Trust VRS Series 2004-4, Class A 1.12% due 05/20/34(2)	679,986	571,440
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/41*	834,295	850,731
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-8, Class A2 0.66% due 07/25/36(2)	161,514	156,175

Total Asset Backed Securities (cost $38,244,125)		37,114,124

U.S. CORPORATE BONDS & NOTES - 27.1%
Advanced Materials - 0.0%

Polymer Group, Inc. Senior Sec. Notes 7.75% due 02/01/19*	200,000	202,500

Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	471,000	503,381

Advertising Services - 0.0%

Visant Corp. Company Guar. Notes 10.00% due 10/01/17	165,000	151,800

Aerospace/Defense - 0.5%

Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	587,000	612,324
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	570,000	641,228
Raytheon Co. Senior Notes 1.40% due 12/15/14	530,000	531,284
Raytheon Co. Senior Notes 4.70% due 12/15/41	356,000	353,050

		2,137,886

Aerospace/Defense-Equipment - 0.3%

BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	420,000	449,400
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/21*	857,000	881,743

		1,331,143

Airlines - 0.1%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	195,713	182,013
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	260,557	213,657

		395,670

Auto-Cars/Light Trucks - 0.3%

Chrysler Group LLC/CG Co-Issuer, Inc. Senior Sec. Notes 8.25% due 06/15/21*	685,000	575,400
Daimler Finance North America LLC FRS Company Guar. Notes 0.97% due 03/28/14*	987,000	967,055

		1,542,455

Auto-Heavy Duty Trucks - 0.1%

Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	346,000	360,705

Auto/Truck Parts & Equipment-Original - 0.2%

Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	405,000	426,262
Johnson Controls, Inc. Senior Notes 2.60% due 12/01/16	515,000	516,824

		943,086

Banks-Commercial - 0.6%

Associated Banc-Corp. Senior Notes
5.13% due 03/28/16	1,007,000	1,019,591
Branch Banking & Trust Co. FRS Sub. Notes 0.80% due 05/23/17	217,000	192,763
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	401,833	397,815
KeyBank NA Sub. Notes 7.41% due 10/15/27	82,000	88,434
Regions Bank Sub. Notes 7.50% due 05/15/18	318,000	305,280
Zions Bancorp. Senior Notes 7.75% due 09/23/14	624,000	662,226

		2,666,109

Banks-Fiduciary - 0.1%

State Street Capital Trust IV FRS Ltd. Guar. Notes 1.35% due 06/15/37	784,000	534,240

Banks-Money Center - 0.1%

Chase Capital III FRS Ltd. Guar. Notes 0.88% due 03/01/27	92,000	66,873
Comerica Bank Sub. Notes 5.20% due 08/22/17	491,000	526,658

		593,531

Banks-Super Regional - 1.4%

Bank of America NA Sub. Notes 5.30% due 03/15/17	411,000	360,638
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/40	408,000	410,265
Capital One Financial Corp. FRS Senior Notes 1.55% due 07/15/14	468,000	457,821
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	345,000	382,206
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	314,000	332,749
PNC Financial Services Group, Inc. FRS Jr. Sub. Notes 6.75% due 08/01/21(3)	1,370,000	1,328,900
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(3)	306,000	226,440
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/17	964,000	946,961

SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	190,000	208,830
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	45,000	44,910
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.57% due 02/03/12(3)	390,000	329,550
Wachovia Corp. FRS Senior Notes 0.62% due 06/15/17	450,000	408,819
Wells Fargo & Co. FRS Senior Notes 0.62% due 10/28/15	532,000	499,627
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(3)	235,000	249,100
Wells Fargo Bank NA FRS Sub. Notes 0.67% due 05/16/16	475,000	420,061

		6,606,877

Broadcast Services/Program - 0.2%

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	253,000	255,530
Scripps Networks Interactive, Inc. Senior Notes 2.70% due 12/15/16	885,000	876,602

		1,132,132

Building & Construction Products-Misc. - 0.1%

Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	365,000	363,175

Building-Heavy Construction - 0.0%

New Enterprise Stone & Lime Co. Company Guar. Notes 11.00% due 09/01/18	200,000	158,500

Building-Residential/Commercial - 0.1%

Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/19	365,000	238,162
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	320,000	299,200

		537,362

Cable/Satellite TV - 0.9%

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21	320,000	308,400
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	380,000	392,975
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	550,000	626,977
COX Communications, Inc.
Senior Notes 5.88% due 12/01/16*	997,000	1,140,116
CSC Holdings LLC Senior Notes 7.88% due 02/15/18	300,000	327,000
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	549,000	564,098
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	230,000	260,188
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	345,000	415,705

		4,035,459

Casino Hotels - 0.3%

CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/17*(4)	416,955	412,785
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	280,000	264,600
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	370,000	384,800
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	256,000	286,400

		1,348,585

Cellular Telecom - 0.2%

Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	280,000	279,300
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	970,000	853,600

		1,132,900

Chemicals-Diversified - 0.1%

Dow Chemical Co. Senior Notes 5.25% due 11/15/41	560,000	545,793
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	92,000	91,085

		636,878

Chemicals-Plastics - 0.1%

Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	291,000	262,628

Chemicals-Specialty - 0.3%

Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	815,000	988,332
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	370,000	486,803

		1,475,135

Coal - 0.4%

Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	425,000	405,875
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	296,000	318,200
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	200,000	199,000
James River Coal Co. Company Guar. Notes 7.88% due 04/01/19	220,000	167,200
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	305,000	289,750
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/18*	130,000	129,837
SunCoke Energy, Inc. Company Guar. Notes 7.63% due 08/01/19*	275,000	269,500

		1,779,362

Commercial Services - 0.1%

Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	420,000	320,250

Computer Services - 0.2%

Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	206,000	221,160
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	82,000	83,640
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	475,000	610,197

		914,997

Computers - 0.3%

Hewlett-Packard Co. Senior Notes 3.00% due 09/15/16	936,000	959,315
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/41	505,000	543,918

		1,503,233

Consumer Products-Misc. - 0.1%

American Achievement Corp.
Sec. Notes 10.88% due 04/15/16*	275,000	210,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	360,000	361,800

		572,175

Containers-Metal/Glass - 0.3%

Ball Corp. Company Guar. Notes 7.38% due 09/01/19	193,000	209,405
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/21	500,000	518,750
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	442,000	450,840

		1,178,995

Containers-Paper/Plastic - 0.0%

Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	89,000	97,010
Sealed Air Corp. Company Guar. Notes 8.13% due 09/15/19*	10,000	10,600

		107,610

Cosmetics & Toiletries - 0.1%

Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	370,000	394,050

Data Processing/Management - 0.0%

Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	100,000	100,750

Dialysis Centers - 0.1%

DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	435,000	427,387

Diversified Banking Institutions - 2.0%

BAC Capital Trust XIII FRS Ltd. Guar. Notes 0.75% due 03/15/12(3)	822,000	503,461
BAC Capital Trust XV FRS Ltd. Guar. Notes 1.13% due 06/01/56	205,000	135,187
Bank of America Corp. FRS Senior Notes 1.94% due 07/11/14	643,000	567,071
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	534,000	480,137
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	75,000	67,326

Citigroup, Inc. Senior Notes 4.50% due 01/14/22	1,164,000	1,077,819
Citigroup, Inc. Sub. Notes 4.88% due 05/07/15	573,000	567,136
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	873,000	874,719
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	77,000	80,134
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	962,000	960,902
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	632,000	562,318
JPMorgan Chase & Co. FRS Sub. Notes 1.55% due 09/01/15	317,000	310,648
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	418,000	414,663
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	640,000	685,317
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(3)	250,000	264,443
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.46% due 05/15/77	103,000	72,185
Morgan Stanley Senior Notes 5.55% due 04/27/17	888,000	821,358
Morgan Stanley Senior Notes 5.63% due 09/23/19	513,000	448,097
Morgan Stanley Senior Notes 6.63% due 04/01/18	739,000	695,495

		9,588,416

Diversified Financial Services - 0.4%

General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	565,000	559,486
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	344,000	338,696
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	843,000	912,134

		1,810,316

Diversified Manufacturing Operations - 0.6%

3M Co. Senior Notes 1.38% due 09/29/16	1,152,000	1,147,775
General Electric Co.
Senior Notes 5.25% due 12/06/17	119,000	133,095
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/15	201,000	148,740
Harsco Corp. Senior Notes 2.70% due 10/15/15	748,000	768,646
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21	400,000	420,901

		2,619,157

E-Commerce/Services - 0.1%

Expedia, Inc. Company Guar. Notes 8.50% due 07/01/16	395,000	435,706

Electric-Distribution - 0.1%

Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	422,000	485,724

Electric-Generation - 0.1%

AES Corp. Senior Notes 8.00% due 10/15/17	134,000	144,050
Edison Mission Energy Senior Notes 7.63% due 05/15/27	455,000	263,900

		407,950

Electric-Integrated - 1.1%

Cleco Power LLC Senior Notes 6.00% due 12/01/40	322,000	379,766
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	619,000	605,001
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	439,000	485,704
Entergy Mississippi, Inc. 1st Mtg. Notes 3.25% due 06/01/16	160,000	166,123
Exelon Corp. Senior Notes 5.63% due 06/15/35	335,000	356,931
Georgia Power Co. Senior Notes 3.00% due 04/15/16	265,000	279,945
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	111,790	114,026
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.55% due 12/01/41*	1,059,000	1,034,896

Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34	474,000	569,625
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/21	744,000	742,832
Puget Sound Energy, Inc. Senior Sec. Notes 4.43% due 11/15/41	547,000	541,793
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(5)(6)	150,000	0

		5,276,642

Electronic Components-Misc. - 0.1%

Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	289,000	289,722
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	49,000	54,268
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	293,000	332,555

		676,545

Electronic Components-Semiconductors - 0.3%

Broadcom Corp. Senior Notes 2.70% due 11/01/18	1,024,000	1,006,844
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	354,000	430,454

		1,437,298

Electronics-Military - 0.4%

L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	1,850,000	1,765,503

Finance-Auto Loans - 0.5%

Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/18	961,000	944,889
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/21	814,000	832,281
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18*	435,000	433,543

		2,210,713

Finance-Commercial - 0.1%

Textron Financial Corp. Senior Notes 5.40% due 04/28/13	240,000	245,701

Finance-Credit Card - 0.2%

American Express Credit Corp. Senior Notes 2.80% due 09/19/16	817,000	808,517
Capital One Capital III
Ltd. Guar. Bonds 7.69% due 08/15/36	174,000	172,695

		981,212

Finance-Investment Banker/Broker - 0.6%

Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17	703,000	737,623
GFI Group, Inc. Senior Notes 8.38% due 07/19/18*	561,000	488,070
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 5.86% due 05/31/12†(3)(7)(8)	148,000	15
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(7)(8)	179,000	90
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(7)(8)	230,000	115
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	377,000	353,737
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	224,000	200,162
Oppenheimer Holdings, Inc. Senior Sec. Notes 8.75% due 04/15/18	305,000	282,506
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	523,000	520,289

		2,582,607

Finance-Leasing Companies - 0.1%

Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	263,000	266,542
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	312,000	319,365

		585,907

Finance-Other Services - 0.1%

SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	335,000	318,250

Financial Guarantee Insurance - 0.1%

Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	800,000	548,000

Food-Canned - 0.0%

Blue Merger Sub, Inc. Company Guar. Notes 7.63% due 02/15/19*	250,000	223,750

Food-Meat Products - 0.0%

Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	89,000	101,905

Food-Misc. - 0.2%

Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	725,000	859,640

Food-Retail - 0.5%

Safeway, Inc. Senior Notes 3.40% due 12/01/16	877,000	876,526
Safeway, Inc. Senior Notes 4.75% due 12/01/21	1,232,000	1,228,908

		2,105,434

Funeral Services & Related Items - 0.1%

Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	449,000	449,000

Gas-Distribution - 0.1%

Southern Union Co. Senior Notes 7.60% due 02/01/24	342,000	406,028

Home Furnishings - 0.0%

Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	160,000	144,000

Independent Power Producers - 0.3%

Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	560,000	581,000
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(5)(6)	380,000	0
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	300,000	303,000
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	470,000	462,950

		1,346,950

Instruments-Scientific - 0.2%

PerkinElmer, Inc. Senior Notes 5.00% due 11/15/21	1,031,000	1,028,797

Insurance-Life/Health - 0.5%

Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	186,000	193,623
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	256,000	259,541
Protective Life Corp. Senior Notes 8.45% due 10/15/39	636,000	719,009
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20	545,000	529,735
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	723,000	759,336

		2,461,244

Insurance-Multi-line - 0.3%

Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	319,000	289,362
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/18	1,007,000	1,032,537

		1,321,899

Insurance-Mutual - 0.1%

Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	220,000	226,744

Marine Services - 0.1%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19	500,000	483,750

Medical Instruments - 0.2%

Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	150,000	140,250
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	705,000	770,153

		910,403

Medical Products - 0.2%

Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	409,000	539,840
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	198,000	213,345
Universal Hospital Services, Inc. Sec. Notes 8.50% due 06/01/15(4)	235,000	236,763

		989,948

Medical-Biomedical/Gene - 0.5%

Amgen, Inc. Senior Notes 3.88% due 11/15/21	827,000	815,226
Amgen, Inc. Senior Notes 5.15% due 11/15/41	1,089,000	1,050,004

Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15	355,000	378,252

		2,243,482

Medical-Drugs - 0.1%

Axcan Intermediate Holdings, Inc. Company Guar. Notes 12.75% due 03/01/16	100,000	102,250
Johnson & Johnson Notes 5.55% due 08/15/17	455,000	547,379

		649,629

Medical-Generic Drugs - 0.1%

Mylan, Inc. Company Guar. Notes 6.00% due 11/15/18*	180,000	179,550
Teva Pharmaceutical Finance IV LLC Company Guar. Notes 1.70% due 11/10/14	301,000	301,703

		481,253

Medical-HMO - 0.2%

AMERIGROUP Corp. Senior Notes 7.50% due 11/15/19	150,000	153,750
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	657,000	717,156

		870,906

Medical-Hospitals - 0.2%

Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17	277,000	273,884
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	420,000	453,600
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/19*	75,000	62,438
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	317,000	294,017

		1,083,939

Metal-Aluminum - 0.2%

Alcoa, Inc. Senior Notes 5.72% due 02/23/19	502,000	502,538
Alcoa, Inc. Senior Notes 5.90% due 02/01/27	308,000	293,398

		795,936

Metal-Copper - 0.1%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	400,000	425,500

Metal-Iron - 0.3%

Cliffs Natural Resources, Inc. Senior Notes 4.80% due 10/01/20	1,391,000	1,359,622

MRI/Medical Diagnostic Imaging - 0.1%

Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	345,000	305,325

Multimedia - 0.5%

News America, Inc. Company Guar. Notes 6.55% due 03/15/33	649,000	695,409
News America, Inc. Company Guar. Notes 8.45% due 08/01/34	280,000	325,682
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	630,000	831,928
Walt Disney Co. Senior Notes 4.13% due 12/01/41	577,000	564,645

		2,417,664

Music - 0.1%

WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	295,000	309,750

Non-Hazardous Waste Disposal - 0.3%

Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	747,000	776,436
Republic Services, Inc. Company Guar. Notes 6.09% due 03/15/35	75,000	86,782
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/18	591,000	695,093

		1,558,311

Office Automation & Equipment - 0.1%

Xerox Corp. Senior Notes 4.50% due 05/15/21	486,000	483,402

Oil & Gas Drilling - 0.3%

Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/19	1,008,000	1,233,218

Oil Companies-Exploration & Production - 0.8%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	185,000	177,138

Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	280,000	277,900
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/21	115,000	113,275
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	540,000	564,300
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19	70,000	69,300
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20	325,000	339,625
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16*	66,000	46,200
Noble Energy, Inc. Senior Notes 6.00% due 03/01/41	601,000	670,647
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	310,000	359,565
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	125,000	132,500
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/21	265,000	242,475
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	814,000	942,473

		3,935,398

Oil Companies-Integrated - 0.2%

Hess Corp. Senior Notes 5.60% due 02/15/41	551,000	585,417
Hess Corp. Senior Notes 7.88% due 10/01/29	265,000	343,326

		928,743

Oil-Field Services - 0.2%

Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18*	350,000	332,500
Green Field Energy Services, Inc. Senior Sec. Notes 13.00% due 11/15/16*	180,000	181,800
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	116,000	120,640
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19	325,000	326,625

		961,565

Paper & Related Products - 0.5%

Georgia-Pacific LLC
Company Guar. Notes 8.25% due 05/01/16*	964,000	1,059,496
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	378,000	379,890
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/30	681,000	760,927

		2,200,313

Pharmacy Services - 0.3%

Aristotle Holding, Inc. Company Guar. Notes 2.75% due 11/21/14*	890,000	899,153
Aristotle Holding, Inc. Company Guar. Notes 6.13% due 11/15/41*	542,000	563,565

		1,462,718

Pipelines - 0.8%

Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	295,000	293,525
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/21	730,000	726,015
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	160,000	165,600
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18	450,000	438,750
IFM US Colonial Pipeline 2 LLC Senior Sec. Notes 6.45% due 05/01/21*	810,000	861,586
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	110,000	112,200
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	393,000	444,463
Southern Natural Gas Co./Southern Natural Issuing Corp. Senior Notes 4.40% due 06/15/21	505,000	504,215

		3,546,354

Publishing-Newspapers - 0.1%

McClatchy Co. Senior Sec. Notes 11.50% due 02/15/17	430,000	398,825

Real Estate Investment Trusts - 0.7%

BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	355,000	349,331
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	355,000	343,099
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	920,000	942,951
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	460,000	485,300
HCP, Inc. Senior Notes 3.75% due 02/01/16	330,000	330,568
HCP, Inc. Senior Notes 5.38% due 02/01/21	351,000	362,373
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	273,000	267,388
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	395,000	387,594

		3,468,604

Real Estate Management/Services - 0.1%

Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19*	405,000	391,838

Real Estate Operations & Development - 0.0%

First Industrial LP Senior Notes 5.75% due 01/15/16	135,000	128,938

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(5)(6)	100,000	10

Rental Auto/Equipment - 0.2%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18	160,000	161,200
B-Corp Merger Sub, Inc. Senior Notes 8.25% due 06/01/19*	333,000	303,030
RSC Equipment Rental, Inc./RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21	310,000	294,500
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	305,000	300,425

		1,059,155

Retail-Discount - 0.2%

Wal-Mart Stores, Inc. Senior Notes 4.88% due 07/08/40	659,000	699,384
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	388,000	434,288

		1,133,672

Retail-Drug Store - 0.3%

CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	441,000	516,037
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*	323,638	322,269
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/20	350,000	378,000

		1,216,306

Retail-Perfume & Cosmetics - 0.0%

Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/19*	90,000	90,675

Retail-Propane Distribution - 0.0%

Inergy LP/Inergy Finance Corp. Company Guar. Notes 6.88% due 08/01/21	65,000	61,750

Retail-Regional Department Stores - 0.0%

Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	135,000	150,416

Retail-Restaurants - 0.1%

Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	215,000	220,375
Landry’s Restaurants, Inc. Sec. Notes 11.63% due 12/01/15	300,000	312,750

		533,125

Retail-Toy Stores - 0.1%

Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	290,000	296,525

Seismic Data Collection - 0.0%

Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	335,000	207,700

Special Purpose Entities - 0.3%

FUEL Trust Sec. Notes 3.98% due 06/15/16*	674,000	655,085

FUEL Trust Sec. Notes 4.21% due 04/15/16*	527,000	518,588

		1,173,673

Steel-Producers - 0.1%

Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	95,000	95,237
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	372,000	382,695

		477,932

Storage/Warehousing - 0.1%

Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	410,000	410,000

Telecom Services - 0.1%

BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	315,000	361,637
Qwest Corp. Senior Notes 7.50% due 10/01/14	135,000	147,825

		509,462

Telecommunication Equipment - 0.1%

Harris Corp. Senior Notes 4.40% due 12/15/20	584,000	600,656

Telephone-Integrated - 0.9%

AT&T, Inc. Senior Notes 3.88% due 08/15/21	757,000	766,447
AT&T, Inc. Senior Notes 6.45% due 06/15/34	395,000	451,936
BellSouth Corp. Senior Notes 6.55% due 06/15/34	346,000	400,375
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28	365,000	323,859
CenturyLink, Inc. Senior Notes 6.45% due 06/15/21	945,000	911,174
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	767,000	721,361
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	22,000	21,560
Cincinnati Bell, Inc. Company Guar. Notes 8.25% due 10/15/17	331,000	321,070
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	40,000	38,200
Frontier Communications Corp.
Senior Notes 8.25% due 04/15/17	36,000	35,055
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	466,000	442,700

		4,433,737

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 6.00% due 05/23/11	590,000	656,179

Transport-Services - 0.1%

Ryder System, Inc. Senior Notes 3.15% due 03/02/15	228,000	233,628
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	203,000	210,645

		444,273

Web Hosting/Design - 0.1%

Equinix, Inc. Senior Notes 8.13% due 03/01/18	290,000	308,850

Wireless Equipment - 0.1%

American Tower Corp. Senior Notes 4.50% due 01/15/18	558,000	561,830
Motorola, Inc. Senior Notes 6.63% due 11/15/37	19,795	21,296

		583,126

Total U.S. Corporate Bonds & Notes
(cost $129,684,022)		127,374,540

FOREIGN CORPORATE BONDS & NOTES - 6.8%
Aerospace/Defense - 0.2%

BAE Systems PLC Senior Notes 4.75% due 10/11/21*	1,003,000	1,005,291

Auto-Cars/Light Trucks - 0.0%

Jaguar Land Rover PLC Company Guar. Notes 8.13% due 05/15/21*	170,000	160,650

Banks-Commercial - 1.1%

Australia & New Zealand Banking Group, Ltd. Bonds 2.40% due 11/23/16*	928,000	911,996
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(3)	361,000	254,505
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	492,000	437,240

Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(3)	201,000	130,650
Commonwealth Bank of Australia Notes 3.25% due 03/17/16*	341,000	347,781
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	369,000	357,484
Dresdner Bank AG Sub. Notes 7.25% due 09/15/15	471,000	414,147
Groupe BPCE SA FRS Jr. Sub Notes 2.33% due 03/30/12(3)	132,000	51,987
HBOS PLC Sub. Notes 6.75% due 05/21/18*	304,000	242,742
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/20*(3)	100,000	70,000
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(3)	164,000	168,100
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	309,000	305,870
Standard Chartered PLC Senior Notes 3.20% due 05/12/16*	686,000	669,391
Toronto-Dominion Bank Senior Notes 2.38% due 10/19/16	607,000	612,885
Westpac Banking Corp. FRS Jr. Sub. Notes 0.74% due 03/30/12(3)	820,000	496,100

		5,470,878

Banks-Money Center - 0.1%

ABN Amro Bank NV FRS Senior Notes 2.20% due 01/30/14*	181,000	176,341
ABN Amro Bank NV Senior Notes 3.00% due 01/31/14*	271,000	268,827

		445,168

Chemicals-Diversified - 0.1%

OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	300,000	297,000

Chemicals-Plastics - 0.1%

Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*	255,000	280,500

Computers-Memory Devices - 0.1%

Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18*	450,000	463,500

Diversified Banking Institutions - 0.1%

Royal Bank of Scotland Group PLC Sub. Notes 5.00% due 10/01/14	560,000	510,252

Diversified Minerals - 0.2%

BHP Billiton Finance USA, Ltd. Company Guar. Notes 1.13% due 11/21/14	426,000	425,963
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	121,000	146,361
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 7.00% due 11/01/15*	250,000	241,875

		814,199

Diversified Operations - 0.2%

Votorantim Cimentos SA Company Guar. Notes 7.25% due 04/05/41*	1,013,000	980,077

Food-Retail - 0.1%

Tesco PLC Senior Notes 2.00% due 12/05/14*	360,000	361,171

Gold Mining - 0.2%

AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	480,000	469,079
Kinross Gold Corp. Company Guar. Notes 6.88% due 09/01/41*	586,000	599,664

		1,068,743

Insurance-Multi-line - 0.3%

Aegon NV FRS Jr. Sub. Notes 2.40% due 07/15/14(3)	104,000	42,645
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(3)	205,000	174,250
XL Group PLC Senior Notes 6.38% due 11/15/24	194,000	200,475
XL Group, Ltd. Company Guar. Notes 5.75% due 10/01/21	990,000	1,010,760

		1,428,130

Insurance-Reinsurance - 0.1%

Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	328,000	358,222

Medical-Generic Drugs - 0.2%

Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/21	814,000	799,993

Metal-Diversified - 0.3%

Xstrata Canada Financial Corp. Company Guar. Notes 3.60% due 01/15/17*	1,003,000	991,179
Xstrata Canada Financial Corp. Company Guar. Notes 6.00% due 11/15/41*	626,000	601,451

		1,592,630

Oil & Gas Drilling - 0.8%

Ensco PLC Senior Notes 4.70% due 03/15/21	382,000	387,718
Transocean, Inc. Company Guar. Notes 5.05% due 12/15/16	733,000	732,311
Transocean, Inc. Company Guar. Notes 6.00% due 03/15/18	415,000	414,526
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/21	1,835,000	1,834,009
Transocean, Inc. Company Guar. Notes 7.35% due 12/15/41	265,000	264,989

		3,633,553

Oil Companies-Exploration & Production - 0.3%

Nexen, Inc. Senior Notes 6.40% due 05/15/37	830,000	847,640
Nexen, Inc. Senior Notes 7.50% due 07/30/39	444,000	506,129

		1,353,769

Oil Companies-Integrated - 1.2%

BG Energy Capital PLC Company Guar. Notes 2.88% due 10/15/16*	1,462,000	1,486,651
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/16	1,440,000	1,435,602
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	436,000	449,986
BP Capital Markets PLC Company Guar. Notes 3.56% due 11/01/21	968,000	977,739
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	329,000	445,971
Petrobras International Finance Co. Company Guar. Notes 6.88% due 01/20/40	740,000	817,452

		5,613,401

Paper & Related Products - 0.1%

PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	89,000	94,785
Sappi Papier Holding GmbH Senior Sec. Notes 6.63% due 04/15/21*	450,000	387,000

		481,785

Pipelines - 0.1%

TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	415,000	414,529

Special Purpose Entities - 0.2%

Aries Vermoegensverwaltungs GmbH Sec. Notes 9.60% due 10/25/14(3)	500,000	620,000
SMFG Preferred Capital, Ltd. FRS Jr. Sub. Notes 6.08% due 01/25/49*(3)	272,000	269,280

		889,280

SupraNational Banks - 0.0%

Asian Development Bank Senior Notes 5.82% due 06/16/28	176,000	225,838

Telecom Services - 0.1%

UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/20*	405,000	386,775

Telephone-Integrated - 0.2%

Telecom Italia Capital SA Company Guar. Notes 5.25% due 10/01/15	606,000	548,195
Telecom Italia Capital SA Company Guar. Notes 7.00% due 06/04/18	527,000	477,880
Telefonica Emisones SAU Company Guar. Notes 6.42% due 06/20/16	220,000	223,157

		1,249,232

Therapeutics - 0.1%

Warner Chilcott Corp. Company Guar. Notes 7.75% due 09/15/18	375,000	366,562

Transport-Rail - 0.3%

Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22	740,000	727,551
Canadian Pacific Railway, Ltd. Senior Notes 5.75% due 01/15/42	588,000	580,216

		1,307,767

Total Foreign Corporate Bonds & Notes
(cost $32,490,358)		31,958,895

FOREIGN GOVERNMENT AGENCIES - 2.1%
Regional Authority - 0.3%

Province of British Columbia Canada Senior Notes 2.85% due 06/15/15	1,032,000	1,096,377

Sovereign - 1.8%

Government of Qatar Senior Notes 4.50% due 01/20/22*	700,000	692,657
Republic of Argentina Senior Bonds 8.28% due 12/31/33	395,183	286,508
Republic of Colombia Senior Bonds 6.13% due 01/18/41	400,000	475,000
Republic of Indonesia Senior Bonds 6.63% due 02/17/37	850,000	1,020,000
Republic of the Philippines Senior Bonds 6.38% due 10/23/34	1,000,000	1,191,250
Republic of Turkey Senior Bonds 11.88% due 01/15/30	650,000	1,075,750
Republic of Venezuela Senior Bonds 9.25% due 09/15/27	1,410,000	990,525
Russian Federation Senior Notes 7.50% due 03/31/30(9)	668,000	783,230
United Mexican States Senior Notes 5.95% due 03/19/19	800,000	936,800
United Mexican States Senior Notes 6.05% due 01/11/40	944,000	1,118,640

		8,570,360

Total Foreign Government Agencies
(cost $9,030,723)		9,666,737

U.S. GOVERNMENT AGENCIES - 35.2%
Federal Home Loan Mtg. Corp. - 8.8%

4.00% due 02/01/41	2,922,872	3,045,267
4.50% due 11/01/18	181,330	193,011
4.50% due 02/01/19	182,120	194,080
4.50% due 01/01/39	463,422	488,351
4.50% due 12/01/39	2,567,830	2,752,508
4.50% due 08/01/40	1,836,583	1,936,529
4.50% due 06/01/41	2,842,980	2,995,250
5.00% due 03/01/19	74,392	80,034
5.00% due 10/01/33	25,770	27,608
5.00% due 06/01/34	122,601	131,268
5.00% due 12/01/34	203,242	217,610
5.00% due 07/01/35	231,546	247,915
5.00% due 08/01/35	637,924	683,020
5.00% due 11/01/35	338,872	362,827
5.00% due 11/01/36	222,230	238,009
5.00% due 01/01/37	225,137	241,122
5.00% due 03/01/38	452,102	483,779
5.00% due 08/01/39	49,285	51,387
5.00% due 09/01/39	3,628,309	3,882,534
5.00% due 07/01/40	3,542,148	3,790,888
5.50% due 11/01/18	93,035	100,905
5.50% due 11/01/32	122,034	132,374
5.50% due 07/01/34	134,108	145,429
5.50% due 02/01/35	290,542	314,797
5.50% due 07/01/35	7,496	8,122
5.50% due 08/01/35	1,581,790	1,707,910
5.50% due 01/01/36	1,870,835	2,034,363
5.50% due 05/01/37	493,444	535,784
5.50% due 09/01/37	757,348	818,443
5.50% due 10/01/37	2,957,356	3,195,925
5.50% due 07/01/38	141,954	153,406
5.50% due 10/01/38	175,473	189,574
5.50% due 11/01/38	421,682	455,567
5.50% due 05/01/40	2,013,065	2,175,458
6.00% due 07/01/35	236,799	260,563
6.00% due 12/01/36	197,202	216,315
6.00% due 08/01/37	1,399,282	1,531,402
6.00% due 02/01/39	486,664	532,158
6.00% due 04/01/40	941,903	1,029,954
6.50% due 12/01/32	420,978	476,701
6.50% due 02/01/36	88,755	99,838
6.50% due 09/01/36	2,747	3,076
6.50% due 05/01/37	330,808	369,220
6.50% due 11/01/37	838,200	935,528
7.00% due 11/01/16	10,411	11,230
7.00% due 07/01/32	37,407	42,947
7.50% due 12/01/30	2,310	2,695
7.50% due 04/01/31	32,998	38,333
8.00% due 02/01/30	4,651	5,518
8.00% due 07/01/30	907	1,074
Federal Home Loan Mtg. Corp. REMIC Series 3841, Class PA 5.00% due 12/15/40(2)	924,230	1,029,819
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS IO 6.55% due 09/15/39(2)	3,136,539	542,769

		41,140,194

Federal National Mtg. Assoc. - 24.2%

zero coupon due 05/25/40(2)	1,586,491	1,433,023
4.00% due 04/01/39	5,000,000	5,215,624
4.00% due 06/01/39	1,222,447	1,287,962
4.00% due 07/01/39	501,009	523,085
4.00% due 08/01/40	1,516,315	1,581,705
4.00% due 09/01/40	3,171,969	3,308,759
4.00% due 10/01/40	57,234	59,702
4.00% due 09/01/41	2,896,823	3,024,011
4.00% due 10/01/41	2,991,623	3,122,974
4.00% due 11/01/41	3,000,000	3,131,719
4.00% due December TBA	3,000,000	3,119,531
4.50% due 06/01/18	37,146	39,771
4.50% due 10/01/24	2,831,723	3,012,814
4.50% due 01/01/25	1,460,180	1,576,832
4.50% due 03/01/25	3,522,877	3,748,168
4.50% due 05/01/25	3,148,773	3,350,140
4.50% due 07/01/25	4,486,731	4,773,661
4.50% due 01/01/40	1,131,505	1,221,697
4.50% due 02/01/40	2,688,108	2,902,376
4.50% due 05/01/40	1,258,735	1,355,135
4.50% due 08/01/40	4,177,165	4,433,133

4.50% due 09/01/40	9,477,691	10,031,755
4.50% due 11/01/40	1,669,928	1,767,551
4.50% due 12/01/40	1,614,849	1,709,253
4.50% due 05/01/41	2,813,723	2,978,213
5.00% due 03/15/16	248,000	287,485
5.00% due 09/01/18	16,184	17,475
5.00% due 10/01/18	13,199	14,252
5.00% due 02/01/20	27,043	29,199
5.00% due 06/01/22	681,337	732,688
5.00% due 10/01/24	717,620	780,452
5.00% due 04/01/35	3,463,207	3,727,354
5.00% due 03/01/37	192,195	206,764
5.00% due 06/01/37	80,338	86,428
5.00% due 07/01/37	361,412	388,808
5.00% due 04/01/40	2,031,907	2,192,917
5.00% due 05/01/40	3,997,616	4,315,945
5.00% due 07/01/40	10,001,611	10,764,457
5.00% due 08/01/40	2,760,318	2,970,854
5.50% due 10/01/17	31,358	33,996
5.50% due 05/01/18	16,968	18,428
5.50% due 11/01/19	35,256	38,288
5.50% due 11/01/22	174,890	189,400
5.50% due 12/01/33	206,785	225,719
5.50% due 05/01/34	95,714	104,478
5.50% due 08/01/34	2,175,351	2,373,851
5.50% due 03/01/35	2,381,225	2,598,512
5.50% due 12/01/35	40,296	43,922
5.50% due 11/01/36	270,194	294,089
5.50% due 08/01/37	2,159,434	2,357,158
6.00% due 09/01/16	44,697	48,429
6.00% due 12/01/16	10,428	11,299
6.00% due 12/01/33	221,904	246,180
6.00% due 07/01/34	185,170	204,907
6.00% due 10/01/35	3,411,362	3,757,905
6.00% due 11/01/35	436,468	480,806
6.00% due 06/01/36	486,109	536,300
6.00% due 10/01/36	377,249	414,629
6.00% due 10/01/37	257,161	283,918
6.00% due 11/01/37	842,936	925,141
6.00% due 09/01/38	1,233,390	1,353,673
6.50% due 02/01/17	14,345	15,765
6.50% due 03/01/17	22,464	24,686
6.50% due 04/01/29	36,872	41,902
6.50% due 06/01/29	74,212	84,336
6.50% due 07/01/32	27,275	30,792
6.50% due 02/01/37	578,575	645,938
7.00% due 09/01/31	74,767	85,340
Federal National Mtg. Assoc. REMIC Series 2011-38, Class D 4.50% due 05/25/41(2)	962,629	1,052,379

		113,745,838

Government National Mtg. Assoc. - 2.2%

4.50% due 05/15/39	1,703,149	1,869,340
4.50% due 01/15/40	1,623,803	1,780,221
5.00% due 05/15/34	888,171	983,253
5.00% due 01/15/40	1,213,907	1,347,274
5.50% due 12/15/39	2,080,266	2,326,903
6.00% due 10/15/39	1,759,706	1,983,204
6.50% due 06/15/29	7,228	8,372
7.00% due 09/15/28	5,075	5,869

		10,304,436

Total U.S. Government Agencies
(cost $161,673,675)		165,190,468

U.S. GOVERNMENT TREASURIES - 18.5%
United States Treasury Bonds - 4.0%

2.13% due 02/15/40 TIPS(10)	895,377	1,192,530
2.13% due 02/15/41 TIPS(10)	2,183,909	2,927,120
3.75% due 08/15/41	1,289,000	1,466,640
4.25% due 11/15/40	4,000,000	4,940,000
4.38% due 02/15/38	674,000	846,080
4.38% due 05/15/41	3,464,000	4,371,135
4.50% due 05/15/38	588,000	752,824
4.63% due 02/15/40	284,000	371,374
4.75% due 02/15/41	470,000	627,744
5.25% due 11/15/28	651,000	876,917
8.13% due 08/15/19	158,000	233,346

		18,605,710

United States Treasury Notes - 14.5%

0.25% due 09/15/14	711,000	708,778
0.63% due 07/15/14	770,000	775,535
0.75% due 06/15/14	10,290,000	10,396,111
1.00% due 10/31/16	6,905,000	6,928,739
1.13% due 01/15/12	500,000	500,664
1.13% due 06/15/13	9,000,000	9,123,750
1.25% due 09/30/15	876,000	896,942
1.50% due 06/30/16	158,000	162,691
1.75% due 07/31/15	250,000	260,625
2.00% due 11/30/13	547,000	565,760
2.00% due 11/15/21	2,000,000	1,987,500
2.13% due 05/31/15	152,000	160,372
2.38% due 08/31/14	7,160,000	7,549,883
2.38% due 09/30/14	141,000	148,887
2.38% due 05/31/18	5,631,000	5,973,697
2.63% due 02/29/16	2,750,000	2,968,067
2.63% due 08/15/20	1,162,000	1,232,718
2.75% due 05/31/17	2,284,000	2,484,921
3.00% due 02/28/17	830,000	913,259
3.13% due 05/15/19	262,000	290,165
3.13% due 05/15/21	2,950,000	3,237,855
3.38% due 11/15/19	1,099,000	1,236,461
3.50% due 05/15/20	5,472,000	6,205,587
3.63% due 08/15/19	78,000	89,158
3.63% due 02/15/20	2,161,000	2,472,826
4.25% due 08/15/15	750,000	851,016

		68,121,967

Total U.S. Government Treasuries
(cost $83,063,415)		86,727,677

MUNICIPAL BONDS & NOTES - 0.4%
Ohio State University Revenue Bonds 4.80% due 06/01/12	1,057,000	1,060,319

Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	861,000	868,379

Total Municipal Bonds & Notes
(cost $1,907,366)		1,928,698

COMMON STOCK - 0.0%
Banks-Commercial - 0.0%

Lloyds Banking Group PLC†(11)	416,870	163,982

Independent Power Producers - 0.0%

GenOn Energy, Inc.†	527	1,433

Total Common Stock
(cost $255,378)		165,415

PREFERRED STOCK - 1.2%
Banks-Commercial - 0.1%

CoBank ACB 11.00%*	7,302	381,758

Banks-Super Regional - 0.1%

US Bancorp FRS 3.50%	635	466,084
Wachovia Capital Trust IX 6.38%	10,650	266,250

		732,334

Diversified Banking Institutions - 0.7%

Ally Financial, Inc. 7.00%*	649	454,665
Goldman Sachs Group, Inc. 6.13%	65,600	1,603,264
Goldman Sachs Group, Inc. 6.50%	32,428	800,972
HSBC Holdings PLC 8.00%	12,780	329,724

		3,188,625

Diversified Financial Services - 0.0%

General Electric Capital Corp. 5.50%(9)	6,441	165,920

Electric-Integrated - 0.1%

Southern California Edison Co. FRS 4.90%	3,330	330,003

Finance-Investment Banker/Broker - 0.1%

JP Morgan Chase Capital XXIX 6.70%	21,960	558,662

Finance-Mortgage Loan/Banker - 0.0%

Federal Home Loan Mgt. Corp. FRS 8.38%†	6,900	14,145

Special Purpose Entity - 0.1%

Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	21,200	406,616

Total Preferred Stock
(cost $6,099,024)		5,778,063

WARRANTS - 0.0%
Publishing-Periodicals - 0.0%

Reader’s Digest Assoc., Inc. Expires 02/19/14†(5)(6)	382	0

Television - 0.0%

ION Media Networks, Inc. Expires 12/18/16 (strike price $500.00)*†(5)(6)	39	4,875
ION Media Networks, Inc. Expires 12/18/16 (strike price $687.50)*†(5)(6)	40	9,000

		13,875

Total Warrants
(cost $396)		13,875

Total Long-Term Investment Securities
(cost $462,448,482)		465,918,492

SHORT-TERM INVESTMENT SECURITIES - 4.4%
Time Deposits - 4.4%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/11 (cost $20,490,000)	$20,490,000	20,490,000

TOTAL INVESTMENTS (cost $482,938,482) (12)	103.6%	486,408,492
Liabilities in excess of other assets	(3.6)	(16,677,213)

NET ASSETS	100.0%	$469,731,279

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2011, the aggregate value of these securities was $38,801,487 representing 8.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Perpetual maturity – maturity date reflects the next call date.
(4)	Income may be received in cash or additional shares at the discretion of the issuer.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(6)	Illiquid security. At November 30, 2011, the aggregate value of these securities was $13,885 representing 0.0% of net assets.
(7)	Bond in default
(8)	Company has filed for Chapter 11 bankruptcy protection.
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(10)	Principal Amount of security is adjusted for inflation.
(11)	Security was valued using fair value procedures at November 30, 2011. The aggregate value of these securities was $163,982 representing 0.0% of net assets. Securities are classified as Level 2 based on the securities valuation Inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(12)	See Note 5 for cost of investments on a tax basis.

REMIC -	Real Estate Mortgage Investment Conduit
TBA -	Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS -	Treasury Inflation Protected Security
FRS -	Floating Rate Security
VRS -	Variable Rate Security

The rates shown on FRS and VRS securities are the current interest rates at August 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$37,114,124		$—	$37,114,124
U.S. Corporate Bonds & Notes	—	126,978,860		395,680	127,374,540
Foreign Corporate Bonds & Notes	—	31,958,895		—	31,958,895
Foreign Government Agencies	—	9,666,737		—	9,666,737
U.S. Government Agencies	—	165,190,468		—	165,190,468
U.S. Government Treasuries	—	86,727,677		—	86,727,677
Municipal Bonds & Notes	—	1,928,698		—	1,928,698
Common Stock	1,433	163,982	#	—	165,415
Preferred Stock	5,778,063	—		—	5,778,063
Warrants	—	—		13,875	13,875
Short-Term Investment Securities:
Time Deposits	—	20,490,000		—	20,490,000

Total	$5,779,496	$480,219,441		$409,555	$486,408,492

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $163,982 representing 0.0% of net assets. See Note 1.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Warrants
Balance as of 08/31/2011	$540,015	$12,800
Accrued discounts	20	—
Accrued premiums	—	—
Realized gain	3,111	—
Realized loss	—	—
Change in unrealized appreciation(1)	89	4,000
Change in unrealized depreciation(1)	(13,242)	(2,925)
Net purchases	—	—
Net sales	(20,287)	—
Transfers into Level 3(2)	—	—
Transfers out of Level 3(2)	(114,026)	—

Balance as of 11/30/2011	$395,680	$13,875

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at November 30, 2011 includes:

U.S. Corporate Bonds & Notes	Warrants
$(12,594)	$1,075

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2011 (Unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
CONVERTIBLE BONDS & NOTES - 1.2%
Cellular Telecom - 0.4%

Leap Wireless International, Inc. Senior Notes 4.50% due 07/15/14	$1,246,000	$1,084,020

Oil Companies-Exploration & Production - 0.8%

Chesapeake Energy Corp. Company Guar. Notes 2.50% due 05/15/37	2,185,000	2,048,438

Total Convertible Bonds & Notes
(cost $3,158,944)		3,132,458

U.S. CORPORATE BONDS & NOTES - 80.6%
Advertising Services - 0.4%

Checkout Holding Corp. Senior Notes zero coupon due 11/15/15*	1,915,000	938,350

Aerospace/Defense - 0.1%

Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20	165,000	170,775

Aerospace/Defense-Equipment - 1.3%

BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	1,390,000	1,487,300
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/18	1,995,000	2,054,850

		3,542,150

Agricultural Chemicals - 0.6%

CF Industries, Inc. Company Guar. Notes 6.88% due 05/01/18	300,000	344,625
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/20	970,000	1,142,175

		1,486,800

Airlines - 0.1%

Continental Airlines, Inc. Pass Through Certs. Series 1991, Class A 6.55% due 02/02/19	295,327	306,018

Alternative Waste Technology - 0.3%

Darling International, Inc. Company Guar. Notes 8.50% due 12/15/18	647,000	711,700

Apparel Manufacturers - 0.2%

Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/20	615,000	608,081

Applications Software - 0.5%

Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/19*	1,285,000	1,323,550

Athletic Equipment - 0.4%

Easton-Bell Sports, Inc. Senior Sec. Notes 9.75% due 12/01/16	1,075,000	1,152,938

Auto-Cars/Light Trucks - 2.7%

Chrysler Group LLC/CG Co-Issuer, Inc. Senior Sec. Notes 8.00% due 06/15/19*	1,310,000	1,106,950
Ford Motor Co. Senior Notes 7.45% due 07/16/31	5,250,000	6,155,625

		7,262,575

Auto/Truck Parts & Equipment-Original - 2.5%

Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/16*	819,000	872,235
ArvinMeritor, Inc. Company Guar. Notes 8.13% due 09/15/15	2,325,000	2,057,625
ArvinMeritor, Inc. Company Guar. Notes 10.63% due 03/15/18	1,095,000	1,036,144
Tenneco, Inc. Company Guar. Notes 7.75% due 08/15/18	275,000	279,125
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	120,000	123,600
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/17*	2,310,000	2,413,950

		6,782,679

Auto/Truck Parts & Equipment-Replacement - 0.0%

Exide Corp. Escrow Notes 10.00% due 03/15/25†(1)(2)	300,000	0

Banks-Commercial - 3.3%

CIT Group, Inc. Sec. Notes 6.63% due 04/01/18*	766,000	775,575
CIT Group, Inc. Sec. Notes 7.00% due 05/01/15	360	360
CIT Group, Inc. Sec. Notes 7.00% due 05/04/15*	451,000	448,181
CIT Group, Inc. Sec. Notes 7.00% due 05/01/16	268	265
CIT Group, Inc. Sec. Notes 7.00% due 05/02/16*	2,147,000	2,120,163
CIT Group, Inc.
Sec. Notes 7.00% due 05/01/17	175	173
CIT Group, Inc.
Sec. Notes 7.00% due 05/02/17*	5,433,000	5,351,505

		8,696,222

Banks-Mortgage - 0.7%

Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*	1,915,000	1,819,250

Beverages-Wine/Spirits - 0.3%

Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	750,000	821,250

Broadcast Services/Program - 0.6%

Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series A 9.25% due 12/15/17	210,000	219,975
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 9.25% due 12/15/17	830,000	873,575
Fisher Communications, Inc. Company Guar. Notes 8.63% due 09/15/14	586,000	595,522
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14(3)	814	800

		1,689,872

Cable/Satellite TV - 4.8%

Cablevision Systems Corp. Senior Notes 8.00% due 04/15/20	830,000	842,450
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/17	2,717,000	2,774,736
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/18	2,321,000	2,405,136
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/20	315,000	332,325
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21	1,886,000	1,838,850
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/19	1,260,000	1,335,600
Mediacom LLC / Mediacom Capital Corp. Senior Notes 9.13% due 08/15/19	3,015,000	3,143,138

		12,672,235

Casino Hotels - 2.2%

CityCenter Holdings LLC/CityCenter Finance Corp. Senior Sec. Notes 7.63% due 01/15/16*	1,070,000	1,059,300
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	1,895,000	1,970,800
MGM Mirage, Inc. Senior Sec. Notes 9.00% due 03/15/20	480,000	523,200
MGM Mirage, Inc. Senior Sec. Notes
11.13% due 11/15/17	900,000	1,006,875
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	1,165,000	1,255,287

		5,815,462

Casino Services - 0.3%

Greektown, Inc. LLC Escrow Notes 10.75% due 12/01/13†(1)(2)	930,000	0
Peninsula Gaming LLC Sec. Notes 8.38% due 08/15/15	770,000	808,500

		808,500

Cellular Telecom - 3.1%

Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	750,000	748,125
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	1,705,000	1,698,606
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/20	1,265,000	1,103,713
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/18	960,000	926,400
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	429,000	377,520
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/18*	1,955,000	1,969,662
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/19	1,385,000	1,419,625

		8,243,651

Chemicals-Diversified - 0.7%

Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18	775,000	809,875
Lyondell Chemical Co. Senior Sec. Notes 8.00% due 11/01/17	58,000	62,930

Momentive Performance Materials, Inc. Sec. Notes 9.00% due 01/15/21	906,000	645,525
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14	403,000	423,150

		1,941,480

Chemicals-Plastics - 0.2%

Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/20	680,000	533,800

Chemicals-Specialty - 0.2%

Ferro Corp. Senior Notes 7.88% due 08/15/18	550,000	548,625

Coal - 1.4%

Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	476,000	454,580
Alpha Natural Resources, Inc. Company Guar. Notes 6.25% due 06/01/21	320,000	304,000
Peabody Energy Corp. Senior Notes 6.00% due 11/15/18*	740,000	739,075
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	2,321,000	2,344,210

		3,841,865

Commercial Services - 0.8%

ARAMARK Holdings Corp. Senior Notes 8.63% due 05/01/16*(4)	790,000	801,850
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/19	1,265,000	1,306,112

		2,107,962

Commercial Services-Finance - 0.2%

Speedy Cash, Inc. Senior Sec. Notes 10.75% due 10/15/18*	620,000	621,550

Computer Services - 1.2%

SunGard Data Systems, Inc. Company Guar. Notes 7.38% due 11/15/18	1,161,000	1,143,585
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/20	525,000	519,750
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	1,186,000	1,221,580
SunGard Data Systems, Inc. Company Guar. Notes 10.63% due 05/15/15	175,000	184,625

		3,069,540

Consumer Products-Misc. - 0.6%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/21*	1,035,000	988,425
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	415,000	417,075
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 8.75% due 10/15/16*	230,000	237,475

		1,642,975

Containers-Metal/Glass - 1.2%

Ball Corp. Company Guar. Notes 5.75% due 05/15/21	891,000	908,820
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	125,000	135,000
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	185,000	200,725
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	1,060,000	1,158,050
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/21	425,000	440,937
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	275,000	280,500

		3,124,032

Containers-Paper/Plastic - 0.2%

Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	600,000	654,000

Data Processing/Management - 0.4%

First Data Corp. Sec. Notes 8.25% due 01/15/21*	552,000	477,480
First Data Corp. Sec. Notes 8.75% due 01/15/22*(4)	553,000	464,520

		942,000

Diagnostic Kits - 0.6%

Alere, Inc. Senior Notes 7.88% due 02/01/16	1,735,000	1,713,312

Dialysis Centers - 0.1%

Fresenius Medical Care U.S. Finance, Inc. Company Guar. Notes 6.50% due 09/15/18*	290,000	300,875

Direct Marketing - 0.2%

Sitel LLC/Sitel Finance Corp. Company Guar. Notes 11.50% due 04/01/18	725,000	565,500

Diversified Banking Institutions - 2.0%

Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/20	985,000	951,756
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/20	1,385,000	1,365,956
BankAmerica Capital II Ltd. Guar. Notes 8.00% due 12/15/26	315,000	292,950
GMAC LLC Sub. Notes 8.00% due 12/31/18	1,475,000	1,368,063
NB Capital Trust IV Ltd. Guar. Notes 8.25% due 04/15/27	1,475,000	1,371,750

		5,350,475

Diversified Financial Services - 0.6%

Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/19*	1,510,000	1,483,575

Diversified Manufacturing Operations - 0.5%

JM Huber Corp. Senior Notes 9.88% due 11/01/19*	1,390,000	1,396,950

Diversified Operations/Commercial Services - 0.2%

ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	510,000	522,750

Electric-Generation - 0.9%

AES Corp. Senior Notes 8.00% due 10/15/17	1,420,000	1,526,500
AES Corp. Senior Notes 8.00% due 06/01/20	450,000	486,562
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	445,698	453,498

		2,466,560

Electric-Integrated - 0.7%

Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,100,000	1,012,000
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	328,217	334,782
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(1)(2)	1,225,000	0
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/20*	605,000	502,150

		1,848,932

Electronic Components-Semiconductors - 0.7%

Freescale Semiconductor, Inc. Company Guar. Notes 8.88% due 12/15/14	920,000	938,400
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	565,000	589,012
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/20	228,000	233,700

		1,761,112

Enterprise Software/Service - 0.1%

Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	285,000	292,125

Finance-Auto Loans - 2.3%

Credit Acceptance Corp. Senior Sec. Notes 9.13% due 02/01/17	1,120,000	1,145,200
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/20	1,735,000	2,020,998
Ford Motor Credit Co., LLC Senior Notes 8.70% due 10/01/14	2,725,000	2,978,907

		6,145,105

Finance-Consumer Loans - 1.6%

SLM Corp. Senior Notes 6.25% due 01/25/16	1,035,000	984,150
SLM Corp. Senior Notes 8.00% due 03/25/20	406,000	396,865
SLM Corp. Senior Notes 8.45% due 06/15/18	934,000	931,181
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 13.25% due 07/15/15	1,690,000	1,859,000

		4,171,196

Food-Meat Products - 0.3%

Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	625,000	715,625

Funeral Services & Related Items - 0.9%

Service Corp. International Senior Notes 7.63% due 10/01/18	2,086,000	2,289,385

Hazardous Waste Disposal - 0.1%

Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	252,000	265,860

Hotel/Motels - 0.3%

Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 7.15% due 12/01/19	585,000	665,438

Independent Power Producers - 1.0%

Calpine Corp. Senior Sec. Notes 7.50% due 02/15/21*	1,360,000	1,387,200
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(2)	3,278,000	0
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	550,000	572,000
RRI Energy, Inc. Senior Notes 7.88% due 12/31/17	690,000	665,850

		2,625,050

Insurance-Multi-line - 0.7%

Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/38	1,970,000	1,924,454

Machinery-Farming - 1.1%

Case New Holland, Inc. Company Guar. Notes 7.75% due 09/01/13	1,175,000	1,233,750
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/17	1,595,000	1,746,525

		2,980,275

Machinery-General Industrial - 0.5%

CPM Holdings, Inc. Senior Sec. Notes 10.63% due 09/01/14(5)	1,150,000	1,223,312

Medical Information Systems - 0.7%

IMS Health, Inc. Senior Notes 12.50% due 03/01/18*	1,645,000	1,834,175

Medical Labs & Testing Services - 0.5%

American Renal Holdings Co., Inc. Senior Sec. Notes 8.38% due 05/15/18	1,270,000	1,308,100

Medical Products - 0.7%

LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	1,133,000	1,220,807
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(4)	636,000	682,110

		1,902,917

Medical-Biomedical/Gene - 0.1%

STHI Holding Corp. Sec. Notes 8.00% due 03/15/18*	265,000	268,313

Medical-Drugs - 0.7%

Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 08/15/21*	1,866,000	1,735,380

Medical-Hospitals - 3.9%

Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	1,084,000	1,113,810
HCA, Inc. Senior Notes 6.25% due 02/15/13	900,000	913,500
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/20	1,275,000	1,268,625
HCA, Inc. Senior Sec. Notes 7.88% due 02/15/20	2,370,000	2,494,425
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	750,000	810,000
Health Management Associates, Inc. Senior Notes US 7.38% due 01/15/20*	455,000	457,844
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/18*	3,330,000	3,280,050

		10,338,254

Medical-Outpatient/Home Medical - 0.4%

Radiation Therapy Services, Inc. Company Guar. Notes 9.88% due 04/15/17	1,290,000	967,500

Motion Pictures & Services - 0.1%

NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*	330,000	344,025

Multimedia - 0.0%

Haights Cross Operating Co. FRS Ltd. Guar. Notes 16.00% due 03/15/14†(1)(2)(6)	100,864	12,608

Non-Ferrous Metals - 0.0%

Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/03†(1)(2)(7)(8)	210,000	0

Office Automation & Equipment - 0.9%

CDW LLC/CDW Finance Corp. Senior Sec. Notes 8.00% due 12/15/18*	1,060,000	1,081,200
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/19*	1,362,000	1,280,280
CDW LLC/CDW Finance Corp. Company Guar. Notes 11.00% due 10/12/15	13,000	13,000
CDW LLC/CDW Finance Corp. Company Guar. Notes 11.50% due 10/12/15(4)	13,199	13,199

		2,387,679

Office Supplies & Forms - 0.3%

ACCO Brands Corp. Senior Sec. Notes 10.63% due 03/15/15	625,000	692,188

Oil Companies-Exploration & Production - 4.6%

Antero Resources Finance Corp. Company Guar. Notes 7.25% due 08/01/19*	790,000	790,000
Antero Resources Finance Corp. Company Guar. Notes 9.38% due 12/01/17	825,000	870,375
Newfield Exploration Co. Senior Notes 5.75% due 01/30/22	1,330,000	1,401,487
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	885,000	929,250
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18	120,000	128,400
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/17	3,800,000	4,207,132
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	200,000	194,000
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/21	1,565,000	1,670,637
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	995,000	1,089,525
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/18	935,000	1,002,788

		12,283,594

Oil-Field Services - 0.8%

Basic Energy Services, Inc. Company Guar. Notes
7.75% due 02/15/19	1,350,000	1,346,625
Hornbeck Offshore Services, Inc. Company Guar. Notes 8.00% due 09/01/17	830,000	846,600

		2,193,225

Paper & Related Products - 0.6%

Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18	310,000	320,850
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	280,000	301,076
Neenah Paper, Inc. Company Guar. Notes 7.38% due 11/15/14	939,000	939,000

		1,560,926

Pharmacy Services - 0.5%

BioScrip, Inc. Company Guar. Notes 10.25% due 10/01/15	1,240,000	1,215,200

Physical Therapy/Rehabilitation Centers - 0.7%

Healthsouth Corp. Company Guar. Notes 7.25% due 10/01/18	2,025,000	1,971,844

Pipelines - 2.8%

El Paso Corp. Senior Notes 6.50% due 09/15/20	1,075,000	1,147,398
El Paso Corp. Senior Notes 6.88% due 06/15/14	775,000	852,462
El Paso Corp. Senior Notes 7.00% due 06/15/17	1,590,000	1,728,324
El Paso Corp. Senior Notes 7.75% due 01/15/32	285,000	327,038
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	1,350,000	1,397,250
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/18*	1,040,000	1,064,700
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.25% due 06/15/22	791,000	800,887

		7,318,059

Printing-Commercial - 0.2%

Cenveo Corp. Company Guar. Notes 7.88% due 12/01/13	840,000	663,600

Publishing-Books - 0.4%

TL Acquisitions, Inc. Company Guar. Notes 10.50% due 01/15/15*	1,305,000	946,125

Publishing-Periodicals - 0.1%

Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16(5)	341,000	388,740

Real Estate Investment Trusts - 1.4%

DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	1,100,000	1,160,500
Host Hotels & Resorts, Inc. Company Guar. Notes 6.00% due 11/01/20	2,455,000	2,473,412

		3,633,912

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(1)(2)	2,565,000	257

Rental Auto/Equipment - 0.2%

RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Sec. Notes 10.00% due 07/15/17*	550,000	596,750

Retail-Apparel/Shoe - 0.2%

Limited Brands, Inc. Senior Notes 6.95% due 03/01/33	651,000	597,293

Retail-Arts & Crafts - 0.7%

Michaels Stores, Inc. Company Guar. Notes 7.75% due 11/01/18	1,940,000	1,896,350

Retail-Drug Store - 1.3%

CVS Caremark Corp. FRS Jr. Sub. Notes 6.30% due 06/01/62	1,320,000	1,316,700
Rite Aid Corp. Senior Sec. Notes 9.75% due 06/12/16	150,000	163,125
Rite Aid Corp. Sec. Notes 10.25% due 10/15/19	725,000	783,000
Rite Aid Corp. Sec. Notes 10.38% due 07/15/16	1,095,000	1,163,437

		3,426,262

Retail-Perfume & Cosmetics - 0.2%

Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/19*	491,000	494,683

Retail-Propane Distribution - 0.2%

Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21	720,000	617,400

Retail-Regional Department Stores - 1.3%

Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	2,102,000	2,335,763
Federated Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/37	329,000	363,605
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.70% due 09/15/28	147,000	157,901
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	314,000	349,857
Macy’s Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/28	155,000	174,486

		3,381,612

Rubber-Tires - 0.2%

Goodyear Tire & Rubber Co. Company Guar. Notes 10.50% due 05/15/16	536,000	588,260

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(2)(7)(8)	50,000	0

Satellite Telecom - 0.7%

EH Holding Corp. Senior Sec. Notes 6.50% due 06/15/19*	1,985,000	1,940,337

Shipbuilding - 0.7%

Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/18*	1,730,000	1,695,400
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/21*	280,000	274,400

		1,969,800

Special Purpose Entity - 0.5%

Dolphin Subsidiary II, Inc. Senior Notes 7.25% due 10/15/21*	1,225,000	1,289,312

Storage/Warehousing - 0.2%

Mobile Mini, Inc. Company Guar. Notes 6.88% due 05/01/15	535,000	529,650

Telecom Services - 0.7%

GCI, Inc. Senior Notes 6.75% due 06/01/21	590,000	564,925

West Corp. Company Guar. Notes 7.88% due 01/15/19	1,390,000	1,390,000

		1,954,925

Telecommunication Equipment - 0.4%

Sorenson Communications, Inc. Senior Sec. Notes 10.50% due 02/01/15*	1,920,000	1,171,200

Telephone-Integrated - 2.9%

Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	1,485,000	1,336,500
Frontier Communications Corp. Senior Notes 7.88% due 04/15/15	1,035,000	1,027,237
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	600,000	573,000
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	1,620,000	1,577,475
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	185,000	175,750
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	513,000	516,206
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	375,000	400,313
Windstream Corp. Company Guar. Notes 7.75% due 10/15/20	1,155,000	1,126,125
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	425,000	433,500
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	504,000	524,160

		7,690,266

Television - 0.3%

Sinclair Television Group, Inc. Sec. Notes 9.25% due 11/01/17*	745,000	799,013

Theaters - 1.3%

AMC Entertainment, Inc. Company Guar. Notes 8.00% due 03/01/14	1,558,000	1,507,365
AMC Entertainment, Inc. Company Guar. Notes 8.75% due 06/01/19	550,000	555,500
Regal Cinemas Corp. Company Guar. Notes 8.63% due 07/15/19	819,000	866,092
Regal Entertainment Group Company Guar. Notes 9.13% due 08/15/18	446,000	466,070

		3,395,027

Transport-Marine - 1.0%

ACL I Corp. Senior Notes 10.63% due 02/15/16*(4)	1,479,625	1,183,700
Marquette Transportation Co./Marquette Transportation Finance Corp. Sec. Notes 10.88% due 01/15/17	1,630,000	1,597,400

		2,781,100

Web Hosting/Design - 0.3%

Equinix, Inc. Senior Notes 7.00% due 07/15/21	710,000	732,188

Total U.S. Corporate Bonds & Notes
(cost $212,257,931)		214,405,802

FOREIGN CORPORATE BONDS & NOTES - 9.8%
Banks-Commercial - 0.7%

LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/20*	2,521,000	1,915,960

Chemicals-Diversified - 0.2%

LyondellBasell Industries NV Company Guar. Notes 6.00% due 11/15/21*	526,000	536,520

Commercial Services-Finance - 0.2%

National Money Mart Co. Company Guar. Notes 10.38% due 12/15/16	571,000	606,688

Computers-Memory Devices - 1.2%

Seagate HDD Cayman Company Guar. Notes 6.88% due 05/01/20	1,415,000	1,429,150
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	1,575,000	1,622,250

		3,051,400

Diversified Manufacturing Operations - 0.4%

Bombardier, Inc. Senior Notes 7.50% due 03/15/18*	535,000	568,437
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	540,000	577,800

		1,146,237

Diversified Minerals - 1.2%

FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 7.00% due 11/01/15*	1,955,000	1,891,462
FMG Resources August 2006 Pty, Ltd. Senior Notes 8.25% due 11/01/19*	1,330,000	1,305,063

		3,196,525

Electric-Generation - 0.1%

Intergen NV Senior Sec. Notes 9.00% due 06/30/17*	160,000	166,400

Independent Power Producers - 0.0%

AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(1)(2)(7)(9)	475,000	0

Internet Connectivity Services - 0.5%

eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/18*	1,340,000	1,289,750

Investment Companies - 0.5%

Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/15	1,125,000	1,206,562

Multimedia - 1.1%

Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	2,795,000	2,836,925

Oil & Gas Drilling - 0.4%

Transocean, Inc. Company Guar. Notes 5.05% due 12/15/16	265,000	264,751
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/21	795,000	794,571

		1,059,322

Oil Companies-Exploration & Production - 0.7%

Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*	1,925,000	1,934,625

Oil Field Machinery & Equipment - 0.5%

Sevan Marine ASA Sec. Notes 12.00% due 08/10/15*	1,200,000	924,000
Sevan Marine ASA Senior Notes 15.00% due 07/22/12(2)(6)(10)	265,000	259,267

		1,183,267

Paper & Related Products - 0.8%

Cascades, Inc. Company Guar. Notes 7.88% due 01/15/20	575,000	552,000
Fibria Overseas Finance, Ltd. Company Guar. Notes
7.50% due 05/04/20*	1,671,000	1,637,580

		2,189,580

Satellite Telecom - 0.8%

Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/19*	1,345,000	1,311,375
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/17(4)	1,002,567	919,855

		2,231,230

Special Purpose Entity - 0.0%

Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/15*†(2)(6)(9)	925,000	9

Telecom Services - 0.5%

UPCB Finance V Ltd. Senior Sec. Notes 7.25% due 11/15/21*	545,000	531,375
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/17*	1,000,000	862,500

		1,393,875

Total Foreign Corporate Bonds & Notes (cost $28,003,902)		25,944,875

LOANS(2)(11)(12) - 2.0%
Beverages-Non-alcoholic - 0.0%

Le-Natures, Inc. Bank Term Loan 10.25% due 03/01/11†(1)(7)(13)	600,000	45,000

Building-Residential/Commercial - 0.0%

TOUSA, Inc. Term Loan 12.25% due 08/115/13(1)	1,651,385	74,312

Casino Services - 0.5%

Herbst Gaming, Inc. Term Loan 10.00% due 12/31/15	408,310	409,433
Holding Gaming Borrower LP Term Loan Tranche B-1 12.00% due 06/30/15(1)	995,000	1,004,950

		1,414,383

Commercial Services - 0.0%

Vertrue, Inc. Term Loan 9.25% due 08/14/15(1)	1,215,000	54,675

Electric-Integrated - 1.1%

Texas Competitive Electric Holdings Co. LLC Term Loan 4.77% due 10/10/14	3,873,748	2,829,773

Medical-Drugs - 0.2%

Triax Pharmaceuticals LLC Term Loan 16.50% due 08/30/11†(1)(7)	1,113,144	443,142

Theaters - 0.2%

AMC Entertainment Holdings, Inc. Term Loan 5.25% due 06/15/12(1)	401,678	395,653

Total Loans
(cost $9,440,334)		5,256,938

COMMON STOCK - 0.3%
Building Products-Doors & Windows - 0.0%

Masonite Worldwide Holdings†(15)	754	18,662

Casino Services - 0.0%

Greektown, Inc.†(1)(2)	703	0

Food-Misc. - 0.1%

Wornick Co.†(1)(2)(10)	3,444	328,902

Medical-Drugs - 0.0%

Triax Pharmaceuticals LLC†(1)(2)(16)	85,612	428

Medical-Outpatient/Home Medical - 0.0%

Critical Care Systems International, Inc.†(1)(2)	13,262	332

Multimedia - 0.0%

Haights Cross Communication, Inc.†(1)(2)	10,439	0

Paper & Related Products - 0.2%

Caraustar Industries, Inc.†(1)(2)	80	532,810

Total Common Stock
(cost $2,482,231)		881,134

MEMBERSHIP INTEREST CERTIFICATES - 0.1%
Casino Services - 0.1%

Herbst Gaming, Inc.†(2)(10)
(cost $232,701)	23,439	235,368

PREFERRED STOCK - 1.6%
Diversified Banking Institutions - 0.9%

GMAC Capital Trust I FRS 8.13%	131,000	2,489,000

Diversified Financial Services - 0.7%

Citigroup Capital XIII FRS 7.88%	67,000	1,719,890

Medical-Drugs - 0.0%

Triax Pharmaceuticals LLC, Class C†(1)(2)(16)	26,118	131

Total Preferred Stock
(cost $5,180,641)		4,209,021

WARRANTS - 0.0%
Building Products-Doors & Windows - 0.0%

Masonite Worldwide Holdings Expires 05/20/14 (strike price $55.31)†(1)(2)	3,658	7,859
Masonite Worldwide Holdings Expires 05/20/16 (strike price $55.31)†(1)(2)	2,743	12,875

		20,734

Publishing-Periodicals - 0.0%

Reader’s Digest Assoc., Inc. Expires 02/19/14†(1)(2)	4,509	0

Television - 0.0%

ION Media Networks, Inc. Expires 12/18/16 (strike price $500.00)†(1)(2)(10)	306	38,250
ION Media Networks, Inc. Expires 12/18/16 (strike price $687.50)†(1)(2)(10)	310	69,750

		108,000

Total Warrants
(cost $4,669)		128,734

Total Long-Term Investment Securities
(cost $260,761,353)		254,194,330

SHORT-TERM INVESTMENT SECURITIES - 4.0%
Time Deposits - 4.0%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/11	$10,724,000	10,724,000

(cost $10,724,000)
TOTAL INVESTMENTS
(cost $271,485,353) (17)	99.6%	264,918,330
Other assets less liabilities	0.4	1,166,783

NET ASSETS	100.0%	$266,085,113

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2011, the aggregate value of these securities was $68,886,702 representing 25.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At November 30, 2011, the aggregate value of these securities was $6,755,784 representing 2.5% of net assets.
(3)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(4)	Income may be received in cash or additional shares at the discretion of the issuer.

(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(6)	Bond in default
(7)	Security in default of interest and principal at maturity.
(8)	Company has filed for Chapter 7 bankruptcy.
(9)	Company has filed bankruptcy in country of issuance.
(10)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2011, the High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Herbst Gaming Membership Interest Certificate	03/26/08	23,439	$232,701	$235,368	$10.04	0.09%
ION Media Networks, Inc. Warrants Expires 12/18/16 (strike price $500.00)	03/01/11	306	—	38,250	125.41	0.01
ION Media Networks, Inc. Warrants Expires 12/18/16 (strike price $687.50)	11/11/10	310	—	69,750	228.69	0.03
Sevan Marine ASA 15.00% due 07/22/12	07/19/11	265,000	283,035	259,267	0.98	0.10
Wornick Co. Common Stock	08/08/08	3,444	450,320	328,902	95.50	0.12

				$931,537		0.35%

(11)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(12)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(13)	Company has filed for Chapter 11 bankruptcy protection.
(14)	A portion of the interest was paid in additional bonds/loans.
(15)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(16)	Consists of more than one type of securities traded together as a unit.
(17)	See Note 5 for cost of investments on a tax basis.
FRS -	Floating Rate Security

The rates shown on FRS securities are the current interest rates at November 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$3,132,458	$—	$3,132,458
U.S. Corporate Bonds & Notes	—	214,086,919	318,883	214,405,802
Foreign Corporate Bonds & Notes	—	25,944,875	0	25,944,875
Loans	—	3,239,206	2,017,732	5,256,938
Common Stock	—	18,662	862,472	881,134
Membership Interests	—	235,368	—	235,368
Preferred Stock	4,208,890	—	131	4,209,021
Warrants	—	—	128,734	128,734
Short-Term Investment Securities:
Time Deposits	—	10,724,000	—	10,724,000

Total	$4,208,890	$257,381,488	$3,327,952	$264,918,330

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
Balance as of 08/31/2011	$1,108,812	$0	$5,686,168	$750,658	$131	$99,125
Accrued discounts	17,999	—	47,085	—	—	—
Accrued premiums	—	—	—	—	—	—
Realized gain	—	—	300	—	—	—
Realized loss	(0)	—	—	(23,653)	—	—
Change in unrealized appreciation(1)	1,114	—	24,300	180,767	—	31,625
Change in unrealized depreciation(1)	(18,001)	—	(965,124)	(44,475)	—	(22,750)
Net purchases	—	—	60,440	—	—	—
Net sales	(2,762)	—	(5,664)	(825)	—	—
Transfers into Level 3(2)	—	—	—	—	—	20,734
Transfers out of Level 3(2)	(788,279)	—	(2,829,773)	—	—	—

Balance as of 11/30/2011	$318,883	$0	$2,017,732	$862,472	$131	$128,734

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at November 30, 2011 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
(16,189)	$—	$(744,825)	$112,452	$—	8,875

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS - November 30, 2011 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 92.7%
Australia - 1.5%

Adelaide Brighton, Ltd.(1)	103,804	$318,561
Alara Resources, Ltd.†(1)	323,843	100,921
Alesco Corp., Ltd.(1)	172,481	224,400
Aquila Resources, Ltd.†(1)	13,856	97,505
ARB Corp., Ltd.(1)	7,610	63,218
Austbrokers Holdings, Ltd.(1)	33,668	212,703
Base Resources, Ltd.†(1)	196,359	94,279
Beadell Resources, Ltd.†(1)	192,258	140,140
Boom Logistics, Ltd.†(1)	266,324	71,685
Cabcharge Australia, Ltd.(1)	58,200	273,707
Centamin Egypt, Ltd.†(1)	1,137,500	1,782,984
Chesser Resources, Ltd.†(1)	177,286	102,817
Cokal, Ltd.†(1)	169,135	81,417
Coventry Group, Ltd.†(1)	52,917	125,959
Dart Energy, Ltd.†(1)	415,761	210,656
DuluxGroup, Ltd.(1)	61,323	179,059
Flight Centre, Ltd.(1)	8,377	167,393
Incitec Pivot, Ltd.(1)	346,530	1,197,041
Invocare, Ltd.(1)	20,943	158,814
Iress Market Technology, Ltd.(1)	25,803	205,448
Mincor Resources NL(1)	112,781	89,484
Mirabela Nickel, Ltd.†(1)	70,006	110,832
Mortgage Choice, Ltd.(1)	158,631	214,173
Mount Gibson Iron, Ltd.(1)	67,652	91,361
Oakton, Ltd.(1)	91,602	140,051
OrotonGroup, Ltd.(1)	6,183	52,075
PanAust, Ltd.†(1)	31,065	106,712
Platinum Asset Management, Ltd.(1)	61,233	240,764
Platinum Australia, Ltd.†(1)	524,495	60,030
Premier Investments, Ltd.(1)	35,310	190,541
Prime Media Group, Ltd.(1)	376,716	259,057
Reckon, Ltd.(1)	38,721	100,385
Reece Australia, Ltd.(1)	6,579	126,165
Resource Generation, Ltd.†(1)	208,703	84,971
Silver Lake Resources, Ltd.†(1)	18,434	69,291
Technology One, Ltd.(1)	104,702	110,348
Transpacific Industries Group, Ltd.(1)	296,807	237,675
White Energy Co., Ltd. (2011 Performance Shares)†(2)(3)	5,863	0
Whitehaven Coal, Ltd.(1)	18,266	103,894
Xanadu Mines, Ltd.†(1)	223,606	86,764

		8,283,280

Austria - 1.7%

Andritz AG(1)	54,342	4,797,671
Lenzing AG(1)	22,455	2,042,611
Schoeller-Bleckmann Oilfield Equipment AG(1)	25,134	2,228,185

		9,068,467

Belgium - 0.8%

Ageas(1)	1,284,427	2,263,449
S.A. D’Ieteren NV(1)	41,550	1,958,190

		4,221,639

Bermuda - 3.0%

Brilliance China Automotive Holdings, Ltd.†(1)	2,280,000	2,670,903
China Gas Holdings, Ltd.(1)	4,828,000	1,762,666
Digital China Holdings, Ltd.(1)	1,795,000	2,911,987
Haier Electronics Group Co., Ltd.†(1)	324,000	300,387
Hiscox, Ltd.(1)	71,934	450,849
IT, Ltd.(1)	1,454,000	879,411
Jardine Matheson Holdings, Ltd.(1)	35,600	1,800,131
Lancashire Holdings, Ltd.(1)	324,552	3,746,592
Midland Holdings, Ltd.(1)	670,000	330,624
Omega Insurance Holdings, Ltd.(1)	294,291	313,189
Peace Mark Holdings, Ltd.†(2)(3)	686,000	0
Petra Diamonds, Ltd.†(1)	44,763	79,037
Sinofert Holdings, Ltd.(1)	2,464,000	781,265

		16,027,041

Brazil - 0.9%

BR Properties SA	39,500	393,395
CETIP SA - Balcao Organizado de Ativos e Derivativos	24,000	349,047
Cia Hering	21,500	455,360
EcoRodovias Infraestrutura e Logistica SA	44,000	323,853
EDP - Energias do Brasil SA	21,800	465,330
Estacio Participacoes SA	24,800	249,598
Even Construtora e Incorporadora SA	117,000	420,549
Iguatemi Empresa de Shopping Centers SA	20,900	382,206
JSL SA	83,200	395,676
Multiplus SA	21,000	368,126
Odontoprev SA	26,500	367,822
QGEP Participacoes SA†	36,000	323,499
Totvs SA	18,600	335,311

		4,829,772

British Virgin Islands - 0.0%

Playtech, Ltd.(1)	38,501	143,502

Canada - 0.0%

C&C Energia, Ltd.†	32,000	213,030

Cayman Islands - 3.3%

51job, Inc. ADR†	8,979	407,557
AAC Acoustic Technologies Holdings, Inc.(1)	1,284,000	3,096,048
Agile Property Holdings, Ltd.(1)	1,020,000	852,697
ASM Pacific Technology, Ltd.(1)	103,000	1,141,876
Charm Communications, Inc. ADR†	77,107	739,456
China Lilang, Ltd.(1)	507,000	430,623
China Resources Cement Holdings, Ltd.(1)	2,682,000	2,005,665
China State Construction International Holdings, Ltd.(1)	2,630,000	1,914,324
Comba Telecom Systems Holdings, Ltd.(1)	2,013,500	1,834,542
Daphne International Holdings, Ltd.(1)	1,864,000	2,277,462
E-House China Holdings, Ltd. ADR	42,598	258,144
HKR International, Ltd.(1)	1,350,400	448,050
HKT, Ltd.†	1,002,000	585,561
KWG Property Holding, Ltd.(1)	752,500	255,106
MStar Semiconductor, Inc.(1)	107,000	575,881
NetEase.com, Inc. ADR†	10,900	491,481
Shanda Games, Ltd. ADR†	76,554	344,493
Shanda Interactive Entertainment, Ltd. ADR†	4,661	186,766
SPG Land Holdings, Ltd.(1)	1,360,025	277,699

		18,123,431

Chile - 0.1%

Cia Cervecerias Unidas SA	35,000	411,013

China - 1.6%

Qingling Motors Co., Ltd.(1)	2,892,000	774,510
Shandong Chenming Paper Holdings, Ltd.(1)	902,500	454,973
Weichai Power Co., Ltd.(1)	613,800	2,865,870
Wumart Stores, Inc.(1)	356,000	748,085
Zhejiang Expressway Co., Ltd.(1)	1,024,000	637,563
Zhuzhou CSR Times Electric Co., Ltd.(1)	1,393,000	3,333,891

		8,814,892

Cyprus - 0.2%

Globaltrans Investment PLC GDR	74,200	1,124,130

Denmark - 3.1%

Christian Hansen Holding A/S(1)	67,831	1,436,468
DSV A/S(1)	241,949	4,714,556
FLSmidth & Co. A/S(1)	56,454	3,637,505
Topdanmark A/S†(1)	23,275	3,797,063
Tryg A/S(1)	52,773	3,048,864

		16,634,456

Finland - 2.1%

Elisa OYJ(1)	171,553	3,730,756
Nokian Renkaat OYJ(1)	103,330	3,401,213
Outokumpu OYJ(1)	228,867	1,832,259
UPM-Kymmene OYJ(1)	184,433	2,156,765

		11,120,993

France - 4.3%

Eiffage SA(1)	43,200	1,078,837
Eurazeo(1)	39,011	1,634,521
Faurecia(1)	101,001	2,130,909
GameLoft SA†(1)	286,518	1,837,694
Groupe Eurotunnel SA(1)	275,937	2,098,363
Havas SA(1)	529,540	2,196,594
JCDecaux SA†(1)	90,750	2,366,724
Lagardere SCA(1)	39,913	974,013
Neopost SA(1)	49,646	3,515,252
Safran SA(1)	58,949	1,747,162
Virbac SA(1)	23,265	3,740,389

		23,320,458

Germany - 7.6%

Aareal Bank AG†(1)	206,720	3,722,050
Aixtron SE NA(1)	79,819	1,040,413
Aurelius AG(1)	30,046	989,681
Bank of Georgia GDR	26,800	340,360
Bilfinger Berger SE(1)	25,844	2,359,581
Commerzbank AG†(1)	967,981	1,810,332
Freenet AG(1)	238,164	3,135,457
GEA Group AG(1)	135,341	3,984,670
Gerresheimer AG(1)	86,591	3,628,946
Kabel Deutschland Holding AG†(1)	41,631	2,309,471
Muehlbauer Holding AG & Co.(1)	17,598	529,021
Software AG(1)	89,429	3,830,888
Suedzucker AG(1)	140,180	4,458,138
Symrise AG(1)	138,523	3,726,742
United Internet AG(1)	251,360	4,835,897
VTG AG	23,596	393,629

		41,095,276

Hong Kong - 0.4%

China Resources Enterprise, Ltd.(1)	140,000	491,110
China Taiping Insurance Holdings Co., Ltd.†(1)	308,600	595,556
Hutchison Whampoa, Ltd.(1)	114,000	1,004,405
Wharf Holdings, Ltd.(1)	63,800	309,871

		2,400,942

India - 0.4%

HDFC Bank, Ltd. ADR	10,312	285,230
Housing Development Finance Corp.(1)	64,172	803,032
Jain Irrigation Systems, Ltd.(1)	111,104	250,254
Jain Irrigation Systems, Ltd. (Differential Voting Rights)†	5,555	10,167
United Phosphorus, Ltd.(1)	322,739	869,111

		2,217,794

Indonesia - 0.4%

PT Indomobil Sukses Internasional Tbk†(1)	100,000	146,460
PT United Tractors Tbk(1)	838,852	2,229,259

		2,375,719

Ireland - 3.6%

C&C Group PLC(1)	583,372	2,345,096
DCC PLC (Dublin)(1)	40,117	972,922
DCC PLC (London)(1)	118,479	2,862,313
Dragon Oil PLC†(1)	419,726	3,299,881
FBD Holdings PLC(1)	321,565	2,834,719
Grafton Group PLC(1)	526,619	1,842,621
Irish Continental Group PLC (ISE)(1)	52,500	1,002,559
Irish Continental Group PLC (LSE)	24,758	472,396
Kenmare Resources PLC†(1)	3,542,925	1,986,840
Paddy Power PLC(1)	39,971	2,124,680

		19,744,027

Isle of Man - 0.1%

Hansard Global PLC(1)	120,665	305,313

Italy - 1.6%

Autogrill SpA(1)	202,054	2,104,012
Davide Campari-Milano SpA(1)	331,236	2,372,015
Piaggio & C. SpA(1)	683,666	2,016,455
Yoox SpA†(1)	173,180	2,248,222

		8,740,704

Japan - 22.8%

Accordia Golf Co., Ltd.(1)	2,489	1,930,148
Aica Kogyo Co., Ltd.(1)	142,500	1,945,603
Asahi Diamond Industrial Co., Ltd.(1)	112,000	1,563,325
COOKPAD, Inc.(1)	17,200	390,704
Credit Saison Co., Ltd.(1)	64,900	1,185,088
Dai-ichi Seiko Co., Ltd.(1)	38,400	1,157,858
Daicel Chemical Industries, Ltd.(1)	229,000	1,280,589
Daiei, Inc.†(1)	519,250	1,897,065
Daiseki Co., Ltd.(1)	58,500	1,044,591

Daiwa Securities Group, Inc.(1)	632,000	2,118,815
Digital Garage, Inc.†(1)	229	753,197
Disco Corp.(1)	7,600	408,153
Don Quijote Co., Ltd.(1)	82,000	2,827,507
Dowa Holdings Co., Ltd.(1)	178,000	1,186,426
Ebara Corp.(1)	96,000	352,149
Exedy Corp.(1)	55,000	1,646,538
Fuji Machine Manufacturing Co., Ltd.(1)	61,500	1,140,160
Fujimi, Inc.(1)	56,400	661,574
GCA Savvian Group Corp.(1)	232	259,124
GS Yuasa Corp.(1)	116,000	671,106
Hitachi High-Technologies Corp.(1)	20,100	444,910
HORIBA, Ltd.(1)	30,000	944,191
Hoshizaki Electric Co., Ltd.(1)	55,000	1,402,026
Hoya Corp.(1)	133,200	2,842,767
Ibiden Co., Ltd.(1)	62,200	1,472,917
Internet Initiative Japan, Inc.(1)	182	704,723
Jafco Co., Ltd.(1)	26,000	484,117
Japan Petroleum Exploration Co.(1)	18,600	759,623
JVC Kenwood Holdings, Inc.†(1)	597,400	2,518,264
Kadokawa Group Holdings, Inc.(1)	39,400	1,369,953
Kakaku.com, Inc.(1)	57,000	2,193,621
Kansai Paint Co., Ltd.(1)	135,000	1,284,659
Kawasaki Kisen Kaisha, Ltd.(1)	821,000	1,427,998
Kenedix, Inc.†(1)	8,000	1,212,453
Komeri Co., Ltd.(1)	45,000	1,379,612
Komori Corp.(1)	202,900	1,273,515
Konica Minolta Holdings, Inc.(1)	299,000	2,264,223
Lintec Corp.(1)	68,000	1,246,838
M3, Inc.(1)	400	1,986,963
Mazda Motor Corp.†(1)	1,231,000	2,247,213
Micronics Japan Co., Ltd.(1)	132,000	670,200
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	16,500	630,316
Mitsui O.S.K. Lines, Ltd.(1)	493,000	1,568,003
Mori Seiki Co., Ltd.(1)	187,200	1,808,380
Nabtesco Corp.(1)	120,000	2,660,226
Nichicon Corp.(1)	28,800	309,092
Nippon Shinyaku Co., Ltd.(1)	72,000	828,342
Nissan Chemical Industries, Ltd.(1)	242,300	2,289,482
Nissha Printing Co., Ltd.(1)	42,800	548,405
Nomura Real Estate Holdings, Inc.(1)	155,000	2,422,488
NPC, Inc.(1)	57,200	409,923
NTT Urban Development Corp.(1)	2,905	1,994,081
Ohara, Inc.(1)	93,600	941,571
Okuma Corp.(1)	202,000	1,552,218
Osaka Securities Exchange Co., Ltd.(1)	143	822,822
Otsuka Corp.(1)	40,000	2,762,123
Park24 Co, Ltd.(1)	165,000	2,015,328
Pioneer Corp.†(1)	898,100	4,407,247
Resona Holdings, Inc.(1)	718,300	3,215,024
Rinnai Corp.(1)	35,000	2,671,136
Sanwa Holdings Corp.(1)	562,000	1,736,229
Sawai Pharmaceutical Co., Ltd.(1)	19,100	2,029,809
SBI Holdings, Inc.(1)	5,750	468,566
Senko Co., Ltd.(1)	132,000	496,544
Shimizu Corp.(1)	196,000	803,080
Shin-Etsu Polymer Co., Ltd.(1)	89,600	405,992
Shinko Electric Industries Co., Ltd.(1)	223,000	1,708,656
Skymark Airlines, Inc.(1)	52,300	654,409
Star Micronics Co., Ltd.(1)	314,900	2,969,265
Sumco Corp.†(1)	151,100	1,278,865
Suruga Bank, Ltd.(1)	421,000	3,874,624
Sysmex Corp.(1)	42,800	1,477,209
Taikisha, Ltd.(1)	70,000	1,630,590
Taiyo Ink Manufacturing Co., Ltd.(1)	39,600	1,013,252
Taiyo Yuden Co., Ltd.(1)	274,500	2,300,669
Tatsuta Electric Wire and Cable Co., Ltd.(1)	140,000	626,895
Toda Kogyo Corp.(1)	103,000	928,311
Toshiba Machine Co., Ltd.(1)	131,000	722,253
Toshiba Plant Systems & Services Corp.(1)	76,000	837,131
Trend Micro, Inc.(1)	52,500	1,611,641
TS Tech Co., Ltd.(1)	89,900	1,273,703
Union Tool Co.(1)	79,900	1,490,479
Ushio, Inc.(1)	50,000	756,337
Yamaguchi Financial Group, Inc.(1)	74,000	709,870
Yamaha Motor Co., Ltd.†(1)	151,700	2,120,171
Yamatake Corp.(1)	40,300	884,395

		123,215,658

Jersey - 0.5%

Beazley PLC(1)	161,922	346,098
Cape PLC(1)	75,077	385,386
United Business Media, Ltd.(1)	207,998	1,642,403
West China Cement, Ltd.(1)	1,985,350	387,383

		2,761,270

Luxembourg - 0.3%

AZ Electronic Materials SA(1)	67,165	266,515
GlobeOp Financial Services SA(1)	85,651	363,964
L’Occitane International SA(1)	373,250	682,606
MHP SA GDR†	40,200	442,200

		1,755,285

Malaysia - 0.4%

KSL Holdings Bhd(1)	69,100	31,361
Malaysian Resources Corp. Bhd(1)	3,107,800	1,974,103

		2,005,464

Mexico - 0.3%

Genomma Lab Internacional SAB de CV†	180,000	382,685
Industrias CH SAB de CV†	99,500	326,249
Mexichem SAB de CV	124,500	435,521
OHL Mexico SAB de CV†	267,000	446,444
Sare Holding SAB de CV, Class B†	82,370	7,490

		1,598,389

Netherlands - 3.1%

Arcadis NV(1)	71,248	1,276,835
ASM International NV(1)	87,640	2,371,999
Delta Lloyd NV(1)	167,533	2,947,319
Fugro NV(1)	36,390	2,042,353
Nutreco Holding NV(1)	36,930	2,422,050

PostNL(1)	394,190	1,373,845
Randstad Holding NV(1)	52,723	1,647,086
SBM Offshore NV(1)	83,095	1,783,700
X5 Retail Group NV GDR†(1)	28,000	740,300

		16,605,487

Norway - 0.4%

SpareBank 1 SR Bank(1)	292,537	2,105,570

Panama - 0.1%

Copa Holdings SA, Class A	7,500	484,200

Papua New Guinea - 0.1%

New Britain Palm Oil, Ltd.(1)	23,675	292,613

Philippines - 0.6%

Alliance Global Group, Inc.(1)	2,000,000	477,652
Filinvest Land, Inc.(1)	30,610,000	781,011
Metro Pacific Investments Corp.(1)	6,721,000	534,094
Security Bank Corp.(1)	741,648	1,667,679

		3,460,436

Portugal - 0.5%

Portucel Empresa Produtora de Pasta e Papel SA(1)	698,855	1,696,608
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA(1)	349,084	1,012,527

		2,709,135

Russia - 0.2%

O’Key Group S.A. GDR	36,000	234,000
Pharmstandard GDR†	37,600	609,120

		843,120

Singapore - 1.5%

Cambridge Industrial Trust(1)	2,090,790	778,552
Dyna-Mac Holdings, Ltd.†(1)	1,066,000	333,662
Fortune Real Estate Investment Trust(1)	1,540,000	642,923
Goodpack, Ltd.(1)	549,000	658,965
Sakari Resources, Ltd.(1)	217,000	332,932
SembCorp Marine, Ltd.(1)	633,000	1,910,968
SIA Engineering Co., Ltd.(1)	205,000	570,469
StarHub, Ltd.(1)	878,000	1,961,842
Venture Corp., Ltd.(1)	142,000	738,230

		7,928,543

South Africa - 0.4%

Aspen Pharmacare Holdings, Ltd.†(1)	91,700	1,103,713
Impala Platinum Holdings, Ltd.(1)	20,300	430,278
Truworths International, Ltd.(1)	61,800	605,642

		2,139,633

South Korea - 4.7%

DGB Financial Group, Inc.†(1)	93,080	1,112,118
E-Mart Co., Ltd.†(1)	2,540	651,379
Hankook Tire Co., Ltd.(1)	60,390	2,495,225
Hyundai Glovis Co., Ltd.(1)	12,670	2,533,131
Hyundai Home Shopping Network Corp.(1)	14,226	1,403,401
Hyundai Mipo Dockyard Co., Ltd.(1)	4,267	448,082
Hyundai Mobis(1)	2,705	748,698
IDIS Holdings Co., Ltd.(1)	15,699	187,392
Intelligent Digital Integrated Securities Co., Ltd.†(1)	7,053	190,532
Korea Investment Holdings Co., Ltd.(1)	18,777	631,429
Korea Kumho Petrochemical Co., Ltd.(1)	18,702	3,071,382
Korean Reinsurance Co.(1)	56,773	788,920
LG Fashion Corp.(1)	28,430	1,190,796
LG Household & Health Care, Ltd.(1)	5,969	2,808,764
NCsoft Corp.(1)	8,747	2,381,620
OCI Materials Co., Ltd.(1)	12,969	1,107,240
Samyoung Chemical Co., Ltd.(1)	165,060	908,625
Shinhan Financial Group Co., Ltd.(1)	26,012	984,842
Sungwoo Hitech Co., Ltd.(1)	117,468	1,729,251

		25,372,827

Spain - 1.9%

Amadeus IT Holding SA(1)	95,000	1,606,489
Bankinter SA(1)	260,969	1,471,187
Bolsas y Mercados Espanoles(1)	71,501	1,959,325
International Consolidated Airlines Group SA†(1)	591,342	1,390,908
Obrascon Huarte Lain SA(1)	111,881	2,920,437
Vueling Airlines SA†(1)	205,973	1,156,854

		10,505,200

Sweden - 2.1%

Electrolux AB, Class B(1)	138,502	2,406,921
Elekta AB, Series B(1)	55,222	2,350,241
Husqvarna AB, Class B(1)	473,846	2,342,992
Intrum Justitia AB(1)	166,373	2,676,183
Securitas AB, Class B(1)	211,214	1,857,651

		11,633,988

Switzerland - 1.3%

Gategroup Holding AG†(1)	50,199	1,267,221
Kuoni Reisen Holding(1)	8,519	2,374,417
Sulzer AG(1)	32,629	3,639,384

		7,281,022

Taiwan - 1.6%

China Life Insurance Co., Ltd.(1)	620,667	551,084
Compal Communications, Inc.(1)	1,459,000	2,386,696
Delta Electronics, Inc.(1)	144,000	317,281
E.Sun Financial Holding Co., Ltd.(1)	793,478	342,674
Fubon Financial Holding Co., Ltd.(1)	494,524	516,250
Hon Hai Precision Industry Co., Ltd. GDR	130,078	710,876
Lumax International Corp., Ltd.(1)	243,100	537,357
Powertech Technology, Inc.(1)	219,900	501,554
Radiant Opto-Electronics Corp.(1)	219,000	664,790
Simplo Technology Co., Ltd.(1)	234,236	1,312,899
St. Shine Optical Co., Ltd.(1)	29,000	330,385
Yageo Corp.(1)	1,769,000	519,290

		8,691,136

Thailand - 0.3%

Kasikornbank PCL(1)	273,300	1,061,933
TMB Bank PCL	7,125,500	308,612

		1,370,545

Turkey - 0.2%

Aselsan Elektronik Sanayi Ve Ticaret AS(1)	67,800	284,631
Tofas Turk Otomobil Fabrikasi AS(1)	135,700	496,724
Turkiye Sinai Kalkinma Bankasi AS(1)	447,000	485,199

		1,266,554

United Kingdom - 12.2%

Abbey Protection PLC(1)	151,755	194,137
Advanced Computer Software Group PLC†(1)	189,106	137,967
Advanced Medical Solutions Group PLC(1)	150,026	180,471
Alternative Networks PLC(1)	127,472	542,888
Amerisur Resources PLC†(1)	434,344	100,588
Aveva Group PLC(1)	15,538	386,420
Avocet Mining PLC†(1)	160,353	531,722
Babcock International Group PLC(1)	196,401	2,243,273
Bellway PLC(1)	25,080	287,526
Brewin Dolphin Holdings PLC(1)	99,982	205,521
Britvic PLC(1)	84,355	449,631
Brooks MacDonald Group PLC(1)	7,022	113,014
BTG PLC†(1)	168,350	820,682
Carclo PLC(1)	18,867	93,220
Chemring Group PLC(1)	123,749	765,819
Croda International PLC(1)	172,053	4,951,829
CSR PLC(1)	50,748	139,592
Davis Service Group PLC(1)	36,660	254,782
Dechra Pharmaceuticals PLC(1)	117,349	965,632
Devro PLC(1)	87,738	367,263
Dignity PLC(1)	24,095	320,412
Diploma PLC(1)	108,514	569,782
Domino Printing Sciences PLC(1)	77,180	601,830
Dunelm Group PLC(1)	74,278	540,071
E2V Technologies PLC(1)	174,211	277,435
Elementis PLC(1)	246,081	590,790
EMIS Group PLC(1)	42,718	342,143
EnQuest PLC†(1)	120,003	188,166
Euromoney Institutional Investor PLC(1)	38,160	417,603
Faroe Petroleum PLC†(1)	50,267	122,333
Fenner PLC(1)	231,490	1,430,014
Fidessa Group PLC(1)	15,715	385,316
Filtrona PLC(1)	98,315	607,856
G4S PLC(1)	550,644	2,221,662
Go-Ahead Group PLC(1)	11,924	228,961
Gulfsands Petroleum PLC†(1)	46,112	153,746
H&T Group PLC(1)	103,413	523,270
Hansteen Holdings PLC(1)	180,160	205,164
Hargreaves Services PLC(1)	25,469	466,763
Headlam Group PLC(1)	46,074	182,238
Hill & Smith Holdings PLC(1)	31,849	127,424
Homeserve PLC(1)	162,664	661,879
Howden Joinery Group PLC†(1)	309,725	546,603
Hunting PLC(1)	33,272	361,649
IG Group Holdings PLC(1)	684,115	5,190,199
Immunodiagnostic Systems Holdings PLC(1)	14,536	114,594
Impax Asset Management Group PLC(1)	119,995	81,005
Inchcape PLC(1)	715,191	3,675,629
IQE PLC†(1)	815,058	246,601
James Halstead PLC(1)	64,314	480,615
JD Wetherspoon PLC(1)	41,302	281,204
Jupiter Fund Management PLC(1)	136,733	479,189
Latchways PLC(1)	12,500	236,772
LSL Property Services PLC(1)	115,074	415,170
Mam Funds PLC†	199,268	60,963
Marston’s PLC(1)	274,193	413,238
May Gurney Integrated Services PLC(1)	112,172	504,128
Mears Group PLC(1)	173,727	586,787
Melrose PLC(1)	104,572	563,310
Micro Focus International PLC(1)	63,316	362,742
Microgen PLC(1)	219,801	498,341
Mitie Group PLC(1)	130,909	531,970
Morson Group PLC(1)	100,396	118,254
Mulberry Group PLC(1)	1,929	49,493
N Brown Group PLC(1)	126,292	528,407
NCC Group PLC(1)	32,667	348,741
Northbridge Industrial Services PLC(1)	35,770	126,288
Northgate PLC†(1)	116,674	444,031
PayPoint PLC(1)	87,675	682,594
Phoenix IT Group, Ltd.(1)	54,603	143,651
Premier Oil PLC†(1)	769,808	4,422,249
PZ Cussons PLC(1)	34,907	196,796
Renishaw PLC(1)	10,026	145,357
RM PLC(1)	302,685	342,214
Rotork PLC(1)	18,862	536,552
RPC Group PLC(1)	150,260	795,145
RPS Group PLC(1)	154,235	456,512
RSM Tenon Group PLC(1)	263,491	71,513
RWS Holdings PLC(1)	83,339	569,667
Salamander Energy PLC†(1)	56,654	190,022
SDL PLC(1)	41,415	396,738
Senior PLC(1)	276,925	765,820
Serco Group PLC(1)	92,494	715,923
Spectris PLC(1)	19,993	393,694
Spirax-Sarco Engineering PLC(1)	13,166	395,067
Spirent Communications PLC(1)	245,721	487,960
Staffline Group PLC(1)	25,637	84,664
Sthree PLC(1)	54,546	208,475
Synergy Health PLC(1)	146,645	2,038,948
TalkTalk Telecom Group PLC(1)	190,797	404,545
Telecity Group PLC†(1)	314,614	3,016,416
Ultra Electronics Holdings PLC(1)	18,241	414,379
Valiant Petroleum PLC†(1)	27,383	187,536
Victrex PLC(1)	20,261	375,064
Weir Group PLC(1)	163,308	5,314,665
YouGov PLC†(1)	211,761	161,160

		66,056,084

United States - 0.5%

AsiaInfo-Linkage, Inc.†	88,323	771,943
Gran Tierra Energy, Inc.†	62,000	394,510
ResMed, Inc.†(1)	400,000	1,082,091
Sohu.com, Inc.†	11,935	590,066

		2,838,610

Total Common Stock (cost $518,320,476)		502,136,648

EXCHANGE-TRADED FUNDS - 2.9%
Ireland - 0.5%

iShares MSCI Latin America Fund(1)	110,311	2,679,844

Luxembourg - 1.2%

db x-trackers - MSCI Emerging Latin America TRN Index ETF (LSE)(1)	76,360	4,191,551
db x-trackers - MSCI Emerging Latin America TRN Index ETF (FSE)†	39,500	2,164,205

		6,355,756

United States - 1.2%

iShares MSCI South Africa Index Fund	80,157	5,192,571
iShares MSCI Turkey Index Fund	32,230	1,466,465

		6,659,036

Total EXCHANGE-TRADED FUNDS (cost $16,094,676)		15,694,636

PREFERRED STOCK - 1.4%
Brazil - 0.1%

Banco ABC Brasil SA	40,000	256,366
Parana Banco SA	47,700	254,544

		510,910

Germany - 1.1%

Hugo Boss AG 7.49%(1)	40,460	3,659,486
ProSiebenSat.1 Media AG(1)	111,106	2,184,557

		5,844,043

South Korea - 0.2%

Hyundai Motor Co.(1)	16,636	1,033,866

Total Preferred Stock (cost $7,458,433)		7,388,819

WARRANTS - 0.0%
Malaysia - 0.0%

KSL Holdings Bhd Expires 08/19/16 (strike price MYR 1.60)† (cost $1,149)	17,275	2,391

RIGHTS - 0.0%
Australia - 0.0%

Platinum Australia, Ltd. Expires 12/16/11 (strike price AUD 0.12)† (cost $0)	40,310	373

Total Long-Term Investment Securities (cost $541,874,734)		525,222,867

SHORT-TERM INVESTMENT SECURITIES - 2.4%
Time Deposits - 2.4%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/11 (cost $13,225,000)	$13,225,000	13,225,000
TOTAL INVESTMENTS (cost $555,099,734)(4)	99.4%	538,447,867
Other assets less liabilities	0.6	3,087,824

NET ASSETS	100.0%	$541,535,691

†	Non-income producing security
(1)	Security was valued using fair value procedures at November 30, 2011. The aggregate value of these securities was $498,587,888 representing 92.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At November 30, 2011, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

ETF - Exchange-Traded Fund

FSE - Frankfurt Stock Exchange

GDR - Global Depository Receipt

ISE - Irish Stock Exchange

LSE - London Stock Exchange

PORTFOLIO PROFILE - November 30, 2011 (unaudited)

Industry Allocation*

Banks-Commercial	3.3%
Exchange-Traded Funds	2.9
Machinery-General Industrial	2.7
Distribution/Wholesale	2.6
Chemicals-Diversified	2.5
Time Deposits	2.4
Insurance-Property/Casualty	2.0
Insurance-Multi-line	1.8
Oil Companies-Exploration & Production	1.7
Electronic Components-Misc.	1.6
Web Portals/ISP	1.6
Diversified Operations	1.5
Transport-Truck	1.5
Auto-Cars/Light Trucks	1.4
Auto/Truck Parts & Equipment-Original	1.3
Audio/Video Products	1.3
Telephone-Integrated	1.3
Telecom Services	1.3
Finance-Other Services	1.3
Building & Construction-Misc.	1.1
Rubber-Tires	1.1
Machinery-Pumps	1.1
Real Estate Operations & Development	1.1
Chemicals-Specialty	1.0
Enterprise Software/Service	1.0
Finance-Investment Banker/Broker	1.0
Commercial Services	1.0
Diversified Manufacturing Operations	0.9
Veterinary Products	0.9
Transport-Marine	0.9
Transport-Services	0.9
Food-Misc.	0.9
Appliances	0.9
Beverages-Wine/Spirits	0.8
Advertising Services	0.8
Semiconductor Equipment	0.8
Sugar	0.8
Paper & Related Products	0.8
Diversified Financial Services	0.8
Oil-Field Services	0.8
Apparel Manufacturers	0.8
Electronic Components-Semiconductors	0.7
Security Services	0.7
Retail-Apparel/Shoe	0.7
Rubber/Plastic Products	0.7
Medical Instruments	0.7
Engineering/R&D Services	0.7
Banks-Mortgage	0.7
Containers-Metal/Glass	0.7
Office Automation & Equipment	0.7
Retail-Misc./Diversified	0.7
Cosmetics & Toiletries	0.6
Airlines	0.6
Diversified Minerals	0.6
Retail-Discount	0.6
Electric Products-Misc.	0.6
Building-Heavy Construction	0.6
Retail-Building Products	0.6
Cable/Satellite TV	0.6
Transport-Rail	0.6
Internet Content-Information/News	0.6
Building Products-Cement	0.6
Electronics-Military	0.5
Internet Content-Entertainment	0.5
Real Estate Management/Services	0.5
Telecommunication Equipment	0.5
Auto/Truck Parts & Equipment-Replacement	0.5
Agricultural Chemicals	0.5
Building-Maintance & Services	0.5
Computers-Integrated Systems	0.5
Internet Connectivity Services	0.5
Commercial Services-Finance	0.5
Building Products-Air & Heating	0.5
Medical-Generic Drugs	0.5
Capacitors	0.5
Television	0.5
Shipbuilding	0.5
Medical-Drugs	0.5
Building & Construction Products-Misc.	0.4
Travel Services	0.4
Gold Mining	0.4
Human Resources	0.4
Investment Management/Advisor Services	0.4
Batteries/Battery Systems	0.4
Consumer Products-Misc.	0.4
Investment Companies	0.4
Photo Equipment & Supplies	0.4
E-Commerce/Products	0.4
Machinery-Construction & Mining	0.4
Oil Field Machinery & Equipment	0.4
Entertainment Software	0.4
Gambling (Non-Hotel)	0.4
Recreational Vehicles	0.4
Retail-Restaurants	0.4
Advanced Materials	0.4
Chemicals-Fibers	0.4
Medical Labs & Testing Services	0.4
Motorcycle/Motor Scooter	0.4
Golf	0.4
Machinery-Electrical	0.4
Steel-Specialty	0.4
Publishing-Periodicals	0.3
Wireless Equipment	0.3
Machine Tools & Related Products	0.3
Pipelines	0.3
Building Products-Doors & Windows	0.3
Electronic Measurement Instruments	0.3
Internet Security	0.3
Transactional Software	0.3
Tools-Hand Held	0.3
Chemicals-Plastics	0.3
Circuit Boards	0.3
Miscellaneous Manufacturing	0.3
Publishing-Books	0.3
Insurance-Life/Health	0.3
Real Estate Investment Trusts	0.2
Coatings/Paint	0.2
Public Thoroughfares	0.2
Medical Products	0.2
Machinery-Print Trade	0.2
Consulting Services	0.2
Textile-Apparel	0.2
Finance-Credit Card	0.2
Electronic Connectors	0.2
Machinery-Material Handling	0.2
Respiratory Products	0.2
Instruments-Controls	0.2
Finance-Mortgage Loan/Banker	0.2
Private Equity	0.2
Food-Retail	0.2
Multimedia	0.2
Instruments-Scientific	0.2
Brewery	0.2
Containers-Paper/Plastic	0.2
Insurance-Reinsurance	0.2

Building-Residential/Commercial	0.2
E-Services/Consulting	0.1
Internet Infrastructure Software	0.1
Lighting Products & Systems	0.1
Retail-Hypermarkets	0.1
Advertising Agencies	0.1
Coal	0.1
Extended Service Contracts	0.1
Transport-Equipment & Leasing	0.1
Semiconductor Components-Integrated Circuits	0.1
Finance-Leasing Companies	0.1
Wire & Cable Products	0.1
Computers-Periphery Equipment	0.1
Applications Software	0.1
Home Furnishings	0.1
Computer Services	0.1
Retail-Home Furnishings	0.1
Water	0.1
Retail-Catalog Shopping	0.1
Retail-Pawn Shops	0.1
Rental Auto/Equipment	0.1
Platinum	0.1
Venture Capital	0.1
Medical Information Systems	0.1
Funeral Services & Related Items	0.1
Internet Financial Services	0.1
Electric-Integrated	0.1
Textile-Products	0.1
Beverages-Non-alcoholic	0.1
Pastoral & Agricultural	0.1
Petrochemicals	0.1
Computer Data Security	0.1
Educational Software	0.1
Metal Processors & Fabrication	0.1
Optical Supplies	0.1
Power Converter/Supply Equipment	0.1
Agricultural Operations	0.1
Retail-Pubs	0.1
Diversified Operations/Commercial Services	0.1
Hazardous Waste Disposal	0.1
Insurance Brokers	0.1

99.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Germany	$733,989	$40,361,287	#	$—	$41,095,276
Japan	—	123,215,658	#	—	123,215,658
United Kingdom	60,963	65,995,121	#	—	66,056,084
Other Countries*	16,503,112	255,266,518	#	0	271,769,630
Exchange-Traded Funds	8,823,241	6,871,395	#	—	15,694,636
Preferred Stock	510,910	6,877,909	#	—	7,388,819
Warrants	2,391	—		—	2,391
Rights	373	—		—	373
Short-Term Investment Securities:
Time Deposits	—	13,225,000		—	13,225,000

Total	$26,634,979	$511,812,888		$0	$538,447,867

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $498,587,888 representing 92.1% of net assets. see Note 1.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 08/31/2011	$170,796
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	19,736
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	—
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	(190,532)

Balance as of 11/30/2011	$0

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at November 30, 2011 includes:

Common Stock
$—

(2)	The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2011 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.5%
Advertising Agencies - 2.0%

Omnicom Group, Inc.	72,150	$3,114,716

Aerospace/Defense - 0.6%

General Dynamics Corp.	4,500	297,270
Raytheon Co.	10,700	487,599
Rockwell Collins, Inc.	2,500	137,250

		922,119

Aerospace/Defense-Equipment - 0.5%

United Technologies Corp.	9,240	707,784

Agricultural Chemicals - 0.3%

Mosaic Co.	7,700	406,252

Applications Software - 0.4%

Microsoft Corp.	22,200	567,876

Auto-Cars/Light Trucks - 0.3%

General Motors Co.†	21,276	452,966

Auto/Truck Parts & Equipment-Original - 1.0%

Johnson Controls, Inc.	50,920	1,602,962

Banks-Commercial - 0.2%

BB&T Corp.	11,000	254,870

Banks-Fiduciary - 0.3%

State Street Corp.	12,500	495,625

Banks-Super Regional - 6.9%

Capital One Financial Corp.	28,890	1,290,227
Comerica, Inc.	41,840	1,055,205
Fifth Third Bancorp	18,000	217,620
PNC Financial Services Group, Inc.	33,660	1,824,709
SunTrust Banks, Inc.	43,590	790,287
US Bancorp	73,830	1,913,673
Wells Fargo & Co.	138,290	3,576,179

		10,667,900

Batteries/Battery Systems - 1.0%

Energizer Holdings, Inc.†	21,170	1,530,168

Beverages-Non-alcoholic - 1.7%

Dr Pepper Snapple Group, Inc.	14,170	517,630
PepsiCo, Inc.	32,780	2,097,920

		2,615,550

Brewery - 0.3%

Molson Coors Brewing Co., Class B	11,500	466,785

Building & Construction Products-Misc. - 0.4%

Owens Corning†	22,930	658,091

Building-Residential/Commercial - 0.7%

NVR, Inc.†	650	435,403
Toll Brothers, Inc.†	28,350	575,788

		1,011,191

Cable/Satellite TV - 0.2%

Comcast Corp., Class A	14,000	317,380

Cellular Telecom - 0.5%

Vodafone Group PLC ADR	31,000	841,650

Chemicals-Diversified - 1.9%

Air Products & Chemicals, Inc.	8,100	678,375
Celanese Corp., Series A	23,710	1,102,278
Dow Chemical Co.	41,580	1,152,182

		2,932,835

Commercial Services-Finance - 0.9%

Moody’s Corp.	29,610	1,027,763
Western Union Co.	23,000	401,120

		1,428,883

Computer Services - 0.2%

International Business Machines Corp.	1,900	357,200

Computer Software - 0.1%

Akamai Technologies, Inc.†	6,400	185,024

Computers - 0.4%

Dell, Inc.†	31,120	490,451
Hewlett-Packard Co.	4,000	111,800

		602,251

Computers-Memory Devices - 0.7%

NetApp, Inc.†	5,000	184,150
SanDisk Corp.†	16,860	831,367

		1,015,517

Consumer Products-Misc. - 0.1%

Kimberly-Clark Corp.	2,000	142,940

Cosmetics & Toiletries - 0.3%

Procter & Gamble Co.	7,200	464,904

Cruise Lines - 0.9%

Carnival Corp.	43,660	1,449,512

Diversified Banking Institutions - 3.2%

Bank of America Corp.	20,000	108,800
Citigroup, Inc.	58,437	1,605,849
Goldman Sachs Group, Inc.	3,000	287,580
JPMorgan Chase & Co.	95,760	2,965,687

		4,967,916

Diversified Manufacturing Operations - 3.8%

Cooper Industries PLC	9,060	503,102
Dover Corp.	27,130	1,491,336
Eaton Corp.	23,090	1,036,972
General Electric Co.	162,460	2,584,738
Illinois Tool Works, Inc.	5,000	227,200

		5,843,348

Electric-Integrated - 1.1%

Entergy Corp.	3,900	274,404
Exelon Corp.	24,520	1,086,481
PPL Corp.	12,000	360,240

		1,721,125

Electronic Components-Misc. - 0.1%

Garmin, Ltd.	5,000	182,950

Electronic Components-Semiconductors - 0.3%

Intel Corp.	17,000	423,470

Electronic Connectors - 0.4%

Thomas & Betts Corp.†	11,000	572,110

Electronic Forms - 0.1%

Adobe Systems, Inc.†	8,000	219,360

Electronic Security Devices - 0.4%

Tyco International, Ltd.	11,400	546,744

Engineering/R&D Services - 0.6%

Jacobs Engineering Group, Inc.†	6,500	270,010
KBR, Inc.	9,400	271,660
URS Corp.†	8,700	314,418

		856,088

Enterprise Software/Service - 0.9%

Oracle Corp.	44,110	1,382,849

Entertainment Software - 1.3%

Electronic Arts, Inc.†	85,980	1,993,876

Finance-Credit Card - 0.6%

American Express Co.	11,450	550,058
Discover Financial Services	18,000	428,760

		978,818

Finance-Investment Banker/Broker - 0.5%

TD Ameritrade Holding Corp.	48,170	784,689

Finance-Other Services - 0.3%

NASDAQ OMX Group, Inc.†	20,100	527,625

Food-Misc. - 1.8%

ConAgra Foods, Inc.	38,640	976,046
Kraft Foods, Inc., Class A	36,760	1,328,874
Unilever PLC ADR	15,500	521,265

		2,826,185

Food-Retail - 0.3%

Kroger Co.	12,000	278,160
Safeway, Inc.	12,500	250,000

		528,160

Food-Wholesale/Distribution - 0.2%

Sysco Corp.	10,000	285,400

Gold Mining - 0.4%

Goldcorp, Inc.	9,500	510,055
Newmont Mining Corp.	2,100	144,648

		654,703

Home Decoration Products - 0.8%

Newell Rubbermaid, Inc.	79,670	1,218,951

Instruments-Controls - 0.5%

Honeywell International, Inc.	13,760	745,104

Instruments-Scientific - 0.6%

Thermo Fisher Scientific, Inc.†	19,150	904,838

Insurance Brokers - 1.7%

Aon Corp.	24,750	1,137,758
Marsh & McLennan Cos., Inc.	47,990	1,448,818

		2,586,576

Insurance-Life/Health - 0.6%

Prudential Financial, Inc.	19,430	983,935

Insurance-Multi-line - 1.3%

Allstate Corp.	24,000	642,960
MetLife, Inc.	42,990	1,353,325

		1,996,285

Insurance-Property/Casualty - 1.5%

Chubb Corp.	22,630	1,526,167
Travelers Cos., Inc.	15,050	846,563

		2,372,730

Insurance-Reinsurance - 0.9%

Berkshire Hathaway, Inc., Class B†	8,500	669,460
Everest Re Group, Ltd.	4,000	350,920
PartnerRe, Ltd.	5,000	328,600

		1,348,980

Internet Security - 0.3%

Symantec Corp.†	25,000	408,750

Investment Management/Advisor Services - 1.7%

Ameriprise Financial, Inc.	31,840	1,461,774
Franklin Resources, Inc.	8,350	841,847
Invesco, Ltd.	17,000	344,250

		2,647,871

Machinery-Construction & Mining - 0.4%

Caterpillar, Inc.	6,430	629,368

Machinery-Farming - 0.2%

Deere & Co.	3,400	269,450

Medical Instruments - 0.7%

Medtronic, Inc.	24,120	878,692
St. Jude Medical, Inc.	6,500	249,860

		1,128,552

Medical Labs & Testing Services - 0.2%

Laboratory Corp. of America Holdings†	3,400	291,448

Medical Products - 2.8%

Baxter International, Inc.	10,010	517,116
Becton, Dickinson and Co.	7,200	531,216
Covidien PLC	6,500	296,075
Johnson & Johnson	40,340	2,610,805
Zimmer Holdings, Inc.†	7,000	353,850

		4,309,062

Medical-Biomedical/Gene - 0.5%

Amgen, Inc.	7,000	405,370
Gilead Sciences, Inc.†	3,900	155,415
Life Technologies Corp.†	5,000	193,650

		754,435

Medical-Drugs - 6.3%

Abbott Laboratories	11,300	616,415
Eli Lilly & Co.	12,880	487,508
Merck & Co., Inc.	79,440	2,839,980
Novartis AG ADR	7,000	378,840
Pfizer, Inc.	271,840	5,455,829

		9,778,572

Medical-Generic Drugs - 0.5%

Mylan, Inc.†	26,120	510,124
Teva Pharmaceutical Industries, Ltd. ADR	7,000	277,270

		787,394

Medical-HMO - 1.8%

Cigna Corp.	24,460	1,081,866
UnitedHealth Group, Inc.	28,360	1,383,117
WellPoint, Inc.	4,400	310,420

		2,775,403

Medical-Wholesale Drug Distribution - 0.9%

McKesson Corp.	17,080	1,388,775

Metal-Aluminum - 0.1%

Alcoa, Inc.	14,000	140,280

Metal-Copper - 0.7%

Freeport-McMoRan Copper & Gold, Inc.	26,620	1,054,152

Metal-Iron - 0.5%

Cliffs Natural Resources, Inc.	11,300	766,253

Motion Pictures & Services - 0.1%

Dolby Laboratories, Inc., Class A†	3,700	121,804

Multimedia - 3.9%

News Corp., Class A	94,780	1,652,963
Time Warner, Inc.	43,670	1,520,589
Viacom, Inc., Class B	23,260	1,041,118
Walt Disney Co.	51,680	1,852,728

		6,067,398

Networking Products - 2.5%

Cisco Systems, Inc.	210,790	3,929,126

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	9,600	263,520

Office Automation & Equipment - 0.3%

Pitney Bowes, Inc.	23,990	446,934

Oil & Gas Drilling - 0.2%

Ensco PLC ADR	6,500	337,805

Oil Companies-Exploration & Production - 8.2%

Anadarko Petroleum Corp.	28,390	2,307,255
Apache Corp.	1,700	169,048
Devon Energy Corp.	6,600	432,036
EOG Resources, Inc.	22,070	2,289,542
EQT Corp.	5,000	310,050
EXCO Resources, Inc.	12,500	148,875
Forest Oil Corp.†	10,300	165,212
Lone Pine Resources, Inc.†	6,308	47,247
Noble Energy, Inc.	5,700	560,823
Occidental Petroleum Corp.	57,190	5,656,091
QEP Resources, Inc.	9,500	310,175
Southwestern Energy Co.†	7,000	266,350

		12,662,704

Oil Companies-Integrated - 1.6%

Chevron Corp.	3,000	308,460
Exxon Mobil Corp.	5,300	426,332
Hess Corp.	28,170	1,696,397

		2,431,189

Oil Field Machinery & Equipment - 0.9%

Cameron International Corp.†	21,070	1,137,569
National Oilwell Varco, Inc.	4,200	301,140

		1,438,709

Oil Refining & Marketing - 0.3%

Valero Energy Corp.	22,560	502,411

Oil-Field Services - 3.1%

Schlumberger, Ltd.	62,810	4,731,477

Pipelines - 0.1%

Enterprise Products Partners LP	3,600	163,764

Power Converter/Supply Equipment - 0.4%

Hubbell, Inc., Class B	9,290	607,752

Publishing-Books - 0.2%

Reed Elsevier NV ADR	14,000	330,260

Real Estate Investment Trusts - 0.3%

Weyerhaeuser Co.	28,500	478,515

Retail-Apparel/Shoe - 0.3%

Guess?, Inc.	16,660	468,479

Retail-Building Products - 1.2%

Home Depot, Inc.	41,650	1,633,513
Lowe’s Cos., Inc.	12,000	288,120

		1,921,633

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	7,500	203,175

Retail-Discount - 0.6%

Target Corp.	6,500	342,550
Wal-Mart Stores, Inc.	8,500	500,650

		843,200

Retail-Drug Store - 1.3%

CVS Caremark Corp.	44,460	1,726,826
Walgreen Co.	8,500	286,620

		2,013,446

Retail-Office Supplies - 0.5%

Staples, Inc.	55,100	793,991

Retail-Regional Department Stores - 0.7%

Kohl’s Corp.	5,000	269,000
Macy’s, Inc.	23,090	746,500

		1,015,500

Savings & Loans/Thrifts - 0.2%

First Niagara Financial Group, Inc.	28,000	246,400
Washington Federal, Inc.	10,000	130,100

		376,500

Semiconductor Equipment - 0.2%

Applied Materials, Inc.	32,000	344,960

Telecom Equipment-Fiber Optics - 0.2%

Corning, Inc.	26,100	346,347

Telephone-Integrated - 1.3%

AT&T, Inc.	34,200	991,116
CenturyLink, Inc.	14,500	544,040
Verizon Communications, Inc.	11,800	445,214

		1,980,370

Television - 0.4%

CBS Corp., Class B	20,490	533,560

Tools-Hand Held - 0.5%

Stanley Black & Decker, Inc.	12,710	831,615

Transport-Rail - 0.1%

Kansas City Southern†	2,100	142,863

Wireless Equipment - 1.9%

QUALCOMM, Inc.	52,610	2,883,028

X-Ray Equipment - 0.1%

Hologic, Inc.†	8,000	140,880

Total Long-Term Investment Securities
(cost $144,433,705)		149,148,446

SHORT-TERM INVESTMENT SECURITIES - 2.3%
Time Deposits - 0.5%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/11	$795,000	795,000

U.S. Government Agencies - 1.8%

Federal Home Loan Bank Disc. Notes 0.00% due 12/01/11	2,800,000	2,800,000

Total Short-Term Investment Securities
(cost $3,595,000)		3,595,000

TOTAL INVESTMENTS
(cost $148,028,705)(1)	98.8%	152,743,446
Other assets less liabilities	1.2	1,840,301

NET ASSETS	100.0%	$154,583,747

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$10,667,900	$—	$—	$10,667,900
Medical - Drugs	9,778,572	—	—	9,778,572
Oil Companies - Exploration & Production	12,662,704	—	—	12,662,704
Other Industries*	116,039,270	—	—	116,039,270
Short-Term Investment Securities:
Time Deposits	—	795,000	—	795,000
U.S. Government Agencies	—	2,800,000	—	2,800,000

Total	$149,148,446	$3,595,000	$—	$152,743,446

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS - November 30, 2011 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.1%
Agricultural Chemicals - 1.5%

CF Industries Holdings, Inc.	16,890	$2,361,222

Airlines - 0.5%

United Continental Holdings, Inc.†	45,700	821,229

Applications Software - 3.5%

Check Point Software Technologies, Ltd.†	13,986	773,985
Citrix Systems, Inc.†	16,910	1,207,205
Intuit, Inc.	33,950	1,807,498
Red Hat, Inc.†	16,700	836,336
Salesforce.com, Inc.†	6,830	808,809

		5,433,833

Auto-Heavy Duty Trucks - 0.7%

Navistar International Corp.†	28,260	1,052,120

Auto/Truck Parts & Equipment-Original - 1.4%

BorgWarner, Inc.†	11,790	777,197
Lear Corp.	34,790	1,458,744

		2,235,941

Banks-Commercial - 0.6%

Signature Bank†	15,170	886,383

Beverages-Non-alcoholic - 1.1%

Coca-Cola Enterprises, Inc.	29,470	769,756
Hansen Natural Corp.†	11,120	1,025,264

		1,795,020

Beverages-Wine/Spirits - 0.5%

Green Mountain Coffee Roasters, Inc.†	14,890	780,683

Broadcast Services/Program - 0.7%

Discovery Communications, Inc., Class A†	26,910	1,129,682

Cable/Satellite TV - 0.5%

DISH Network Corp., Class A	34,620	850,613

Casino Hotels - 0.8%

Wynn Resorts, Ltd.	9,870	1,189,927

Chemicals-Diversified - 1.2%

Celanese Corp., Series A	21,980	1,021,850
Solutia, Inc.†	51,540	820,517

		1,842,367

Coal - 1.8%

Alpha Natural Resources, Inc.†	37,240	893,760
CONSOL Energy, Inc.	18,330	763,261
Peabody Energy Corp.	27,970	1,097,263

		2,754,284

Commercial Services-Finance - 2.3%

Alliance Data Systems Corp.†	12,310	1,260,667
Moody’s Corp.	36,840	1,278,717
Western Union Co.	59,660	1,040,470

		3,579,854

Computer Services - 1.2%

Cognizant Technology Solutions Corp., Class A†	11,650	784,628
IHS, Inc., Class A†	13,240	1,170,151

		1,954,779

Computers-Integrated Systems - 1.1%

Teradata Corp.†	30,690	1,664,319

Containers-Metal/Glass - 0.8%

Crown Holdings, Inc.†	36,560	1,181,254

Cosmetics & Toiletries - 0.7%

Estee Lauder Cos., Inc., Class A	9,700	1,144,406

Data Processing/Management - 0.5%

Fiserv, Inc.†	14,660	845,296

Dialysis Centers - 0.9%

DaVita, Inc.†	18,660	1,421,519

Distribution/Wholesale - 1.1%

Fossil, Inc.†	10,598	949,475
WW Grainger, Inc.	4,473	836,004

		1,785,479

E-Commerce/Services - 0.5%

priceline.com, Inc.†	1,540	748,271

Electric Products-Misc. - 1.0%

AMETEK, Inc.	38,035	1,629,419

Electric-Transmission - 1.1%

ITC Holdings Corp.	23,370	1,727,510

Electronic Components-Misc. - 0.9%

Gentex Corp.	50,240	1,481,075

Electronic Components-Semiconductors - 3.5%

Altera Corp.	29,220	1,100,717
Avago Technologies, Ltd.	48,580	1,453,514
Microchip Technology, Inc.	27,870	972,942
ON Semiconductor Corp.†	127,530	960,301
Rovi Corp.†	38,060	1,056,165

		5,543,639

Electronic Measurement Instruments - 1.0%

Agilent Technologies, Inc.†	22,700	851,250
Trimble Navigation, Ltd.†	18,370	791,380

		1,642,630

Engines-Internal Combustion - 1.0%

Cummins, Inc.	16,130	1,553,803

Entertainment Software - 1.6%

Electronic Arts, Inc.†	107,640	2,496,172

Filtration/Separation Products - 0.5%

Pall Corp.	15,650	852,768

Finance-Credit Card - 0.5%

Discover Financial Services	33,200	790,824

Finance-Other Services - 0.6%

IntercontinentalExchange, Inc.†	8,180	995,670

Food-Misc. - 0.6%

H.J. Heinz Co.	17,300	910,845

Food-Retail - 0.7%

Whole Foods Market, Inc.	16,380	1,115,478

Footwear & Related Apparel - 1.1%

Deckers Outdoor Corp.†	15,111	1,646,268

Gold Mining - 0.5%

Agnico-Eagle Mines, Ltd.	16,890	758,023

Hazardous Waste Disposal - 1.0%

Stericycle, Inc.†	19,580	1,586,372

Home Furnishings - 0.9%

Tempur-Pedic International, Inc.†	26,837	1,465,569

Hotel/Motels - 1.0%

Starwood Hotels & Resorts Worldwide, Inc.	32,370	1,543,402

Industrial Automated/Robotic - 0.8%

Rockwell Automation, Inc.	16,300	1,222,989

Instruments-Controls - 0.6%

Sensata Technologies Holding NV†	30,190	943,437

Instruments-Scientific - 0.5%

Waters Corp.†	10,080	806,400

Internet Content-Information/News - 0.6%

WebMD Health Corp.†	24,150	874,713

Internet Infrastructure Software - 1.7%

F5 Networks, Inc.†	12,060	1,363,142
TIBCO Software, Inc.†	46,700	1,279,580

		2,642,722

Intimate Apparel - 0.6%

Warnaco Group, Inc.†	19,198	973,147

Investment Management/Advisor Services - 1.2%

Affiliated Managers Group, Inc.†	19,897	1,881,659

Machinery-Construction & Mining - 1.3%

Joy Global, Inc.	22,140	2,020,939

Machinery-Electrical - 0.7%

Regal-Beloit Corp.	21,730	1,144,302

Machinery-Farming - 0.6%

AGCO Corp.†	18,970	867,877

Medical Information Systems - 0.5%

Cerner Corp.†	12,830	782,373

Medical Instruments - 1.3%

Edwards Lifesciences Corp.†	18,360	1,212,311
Intuitive Surgical, Inc.†	1,980	859,736

		2,072,047

Medical Labs & Testing Services - 2.3%

Covance, Inc.†	25,640	1,177,133
ICON PLC ADR†	34,717	590,536
Laboratory Corp. of America Holdings†	20,760	1,779,547

		3,547,216

Medical Products - 1.2%

Varian Medical Systems, Inc.†	30,210	1,879,968

Medical-Biomedical/Gene - 1.7%

Alexion Pharmaceuticals, Inc.†	30,150	2,070,099
Dendreon Corp.†	64,470	557,021

		2,627,120

Medical-Generic Drugs - 1.3%

Watson Pharmaceuticals, Inc.†	30,320	1,959,278

Medical-HMO - 0.7%

Cigna Corp.	26,150	1,156,614

Medical-Wholesale Drug Distribution - 0.9%

AmerisourceBergen Corp.	38,810	1,441,791

Metal-Iron - 0.5%

Cliffs Natural Resources, Inc.	12,240	829,994

Oil & Gas Drilling - 1.1%

Ensco PLC ADR	16,250	844,512
Patterson-UTI Energy, Inc.	42,040	883,681

		1,728,193

Oil Companies-Exploration & Production - 5.0%

Concho Resources, Inc.†	22,660	2,302,709
Continental Resources, Inc.†	37,690	2,660,537
Denbury Resources, Inc.†	61,450	1,038,505
Range Resources Corp.	13,850	993,184
Southwestern Energy Co.†	22,620	860,691

		7,855,626

Oil Field Machinery & Equipment - 2.0%

Cameron International Corp.†	41,190	2,223,848
Complete Production Services, Inc.†	24,610	858,151

		3,081,999

Oil Refining & Marketing - 0.4%

HollyFrontier Corp.	25,790	599,618

Oil-Field Services - 1.3%

Oil States International, Inc.†	15,620	1,175,405
Weatherford International, Ltd.†	51,868	786,319

		1,961,724

Pharmacy Services - 1.4%

Express Scripts, Inc.†	29,310	1,338,001
Medco Health Solutions, Inc.†	13,910	788,280

		2,126,281

Real Estate Investment Trusts - 1.7%

Digital Realty Trust, Inc.	11,730	744,855
Home Properties, Inc.	13,810	759,135
Plum Creek Timber Co., Inc.	31,020	1,142,777

		2,646,767

Real Estate Management/Services - 1.1%

CBRE Group, Inc., Class A†	49,195	826,968
Jones Lang LaSalle, Inc.	13,760	886,419

		1,713,387

Recreational Vehicles - 0.6%

Polaris Industries, Inc.	15,356	922,896

Retail-Apparel/Shoe - 1.6%

Abercrombie & Fitch Co., Class A	15,370	736,377
Limited Brands, Inc.	42,410	1,795,215

		2,531,592

Retail-Auto Parts - 1.2%

AutoZone, Inc.†	2,310	758,558
O’Reilly Automotive, Inc.†	15,540	1,200,309

		1,958,867

Retail-Bedding - 0.9%

Bed Bath & Beyond, Inc.†	23,100	1,397,781

Retail-Major Department Stores - 1.7%

Nordstrom, Inc.	31,760	1,438,093
TJX Cos., Inc.	21,160	1,305,572

		2,743,665

Retail-Perfume & Cosmetics - 0.7%

Ulta Salon Cosmetics & Fragrance, Inc.†	14,680	1,022,168

Retail-Petroleum Products - 0.6%

World Fuel Services Corp.	21,840	936,281

Retail-Restaurants - 1.9%

Chipotle Mexican Grill, Inc.†	2,890	929,308
Panera Bread Co., Class A†	14,600	2,093,348

		3,022,656

Retail-Sporting Goods - 0.6%

Dick’s Sporting Goods, Inc.†	23,170	910,813

Retirement/Aged Care - 0.6%

Brookdale Senior Living, Inc.†	59,630	927,246

Savings & Loans/Thrifts - 0.5%

BankUnited, Inc.	38,180	828,124

Schools - 0.5%

New Oriental Education & Technology Group ADR†	31,900	805,156

Semiconductor Components-Integrated Circuits - 1.4%

Analog Devices, Inc.	22,900	798,294
Linear Technology Corp.	45,660	1,398,566

		2,196,860

Semiconductor Equipment - 1.3%

Lam Research Corp.†	28,870	1,177,030
Novellus Systems, Inc.†	26,810	928,162

		2,105,192

Television - 0.7%

CBS Corp., Class B	41,020	1,068,161

Transactional Software - 0.5%

Solera Holdings, Inc.	17,970	850,340

Transport-Air Freight - 0.6%

Atlas Air Worldwide Holdings, Inc.†	22,140	935,415

Transport-Marine - 0.5%

Tidewater, Inc.	16,310	822,024

Transport-Rail - 1.0%

Kansas City Southern†	24,040	1,635,441

Transport-Services - 1.1%

C.H. Robinson Worldwide, Inc.	14,630	1,002,301
Expeditors International of Washington, Inc.	17,940	780,570

		1,782,871

Transport-Truck - 0.7%

J.B. Hunt Transport Services, Inc.	22,950	1,049,274

Vitamins & Nutrition Products - 2.6%

Herbalife, Ltd.	44,120	2,439,836
Mead Johnson Nutrition Co.	21,810	1,643,602

		4,083,438

Web Hosting/Design - 0.6%

Rackspace Hosting, Inc.†	20,710	898,400

Web Portals/ISP - 0.6%

SINA Corp.†	13,650	901,992

Wireless Equipment - 0.7%

Crown Castle International Corp.†	26,890	1,137,985

Total Long-Term Investment Securities
(cost $145,555,157)		154,060,767

REPURCHASE AGREEMENT - 2.0%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 11/30/11, to be repurchased 12/01/11 in the amount of $3,066,001 and collateralized by $3,155,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 1.00%, due 04/30/14 and having an approximate value of $3,158,944

(cost $3,066,000)	$3,066,000	3,066,000

TOTAL INVESTMENTS
(cost $148,621,157)(1)	100.1%	157,126,767
Liabilities in excess of other assets	(0.1)	(147,230)

NET ASSETS	100.0%	$156,979,537

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Oil Companies - Exploration & Production	$7,855,626	$—	$—	$7,855,626
Other Industries*	146,205,141			146,205,141
Repurchase Agreement	—	3,066,000	—	3,066,000

Total	$154,060,767	$3,066,000	$—	$157,126,767

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2011 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 93.0%
Aerospace/Defense - 1.1%

Esterline Technologies Corp.†	52,636	$2,835,501
Teledyne Technologies, Inc.†	76,783	4,352,061

		7,187,562

Agricultural Chemicals - 1.0%

CF Industries Holdings, Inc.	27,384	3,828,283
Incitec Pivot, Ltd.(1)	657,306	2,270,575

		6,098,858

Agricultural Operations - 0.2%

China Agri-Industries Holdings, Ltd.(1)	1,948,000	1,537,904

Airlines - 0.3%

Delta Air Lines, Inc.†	239,902	1,948,004

Apparel Manufacturers - 0.4%

Maidenform Brands, Inc.†	135,000	2,489,400

Auto/Truck Parts & Equipment-Original - 0.3%

Dana Holding Corp.†	139,646	1,739,989

Banks-Commercial - 2.5%

BOK Financial Corp.	34,224	1,877,186
East West Bancorp, Inc.	109,546	2,143,815
First Midwest Bancorp, Inc.	143,250	1,360,875
M&T Bank Corp.	31,000	2,262,380
Popular, Inc.†	1,479,475	2,204,418
Regions Financial Corp.	61,300	251,943
TCF Financial Corp.	288,300	2,900,298
Umpqua Holdings Corp.	205,324	2,566,550

		15,567,465

Banks-Super Regional - 1.9%

Comerica, Inc.	118,235	2,981,887
Fifth Third Bancorp	492,988	5,960,225
Huntington Bancshares, Inc.	535,064	2,809,086

		11,751,198

Brewery - 0.8%

Molson Coors Brewing Co., Class B	117,815	4,782,111

Building & Construction Products-Misc. - 0.7%

Louisiana-Pacific Corp.†	252,190	2,012,476
NCI Building Systems, Inc.†	66,268	617,618
Trex Co., Inc.†	86,244	1,925,828

		4,555,922

Building & Construction-Misc. - 0.4%

Aegion Corp.†	171,643	2,602,108

Building Products-Doors & Windows - 0.3%

Griffon Corp.†	190,267	1,784,704

Building-Residential/Commercial - 1.5%

D.R. Horton, Inc.	160,360	1,909,888
Lennar Corp., Class A	167,400	3,081,834
Toll Brothers, Inc.†	235,969	4,792,530

		9,784,252

Cellular Telecom - 0.2%

MetroPCS Communications, Inc.†	184,264	1,544,132

Chemicals-Diversified - 2.8%

Celanese Corp., Series A	123,873	5,758,856
FMC Corp.	119,540	10,031,797
Solutia, Inc.†	132,700	2,112,584

		17,903,237

Chemicals-Plastics - 0.6%

A. Schulman, Inc.	59,306	1,225,855
PolyOne Corp.	260,511	2,803,098

		4,028,953

Chemicals-Specialty - 3.3%

Ashland, Inc.	62,400	3,470,688
Cytec Industries, Inc.	55,600	2,622,096
Eastman Chemical Co.	102,000	4,041,240
Ferro Corp.†	389,731	2,264,337
Methanex Corp.	179,710	4,393,910
Minerals Technologies, Inc.	71,000	4,118,000

		20,910,271

Coal - 0.4%

CONSOL Energy, Inc.	37,405	1,557,544
Walter Energy, Inc.	16,402	1,176,024

		2,733,568

Commercial Services - 0.9%

PHH Corp.†	388,101	5,961,231

Computers-Memory Devices - 0.4%

SanDisk Corp.†	47,243	2,329,552

Consulting Services - 0.3%

Booz Allen Hamilton Holding Corp.†	159,000	2,221,230

Consumer Products-Misc. - 0.8%

Jarden Corp.	86,299	2,687,351
Samsonite International SA†(1)	1,326,300	1,708,410
Tupperware Brands Corp.	14,215	828,166

		5,223,927

Containers-Metal/Glass - 2.1%

Crown Holdings, Inc.†	51,737	1,671,622
Greif, Inc., Class A	58,637	2,733,657
Owens-Illinois, Inc.†	322,673	6,301,804
Rexam PLC(1)	470,485	2,552,182

		13,259,265

Containers-Paper/Plastic - 1.1%

Packaging Corp. of America	70,126	1,823,977
Sealed Air Corp.	107,000	1,885,340
Sonoco Products Co.	98,000	3,183,040

		6,892,357

Distribution/Wholesale - 2.6%

Arrow Electronics, Inc.†	286,680	10,481,021
Ingram Micro, Inc., Class A†	111,000	1,999,110
WESCO International, Inc.†	80,100	4,081,896

		16,562,027

Diversified Manufacturing Operations - 5.9%

Barnes Group, Inc.	229,078	5,706,333
Carlisle Cos., Inc.	119,161	5,314,581
Cooper Industries PLC	20,000	1,110,600
Crane Co.	44,600	2,140,354
Dover Corp.	186,167	10,233,600
Federal Signal Corp.	287,318	1,060,203
Ingersoll-Rand PLC	135,000	4,471,200
Parker Hannifin Corp.	30,693	2,540,766
Pentair, Inc.	130,456	4,961,242

		37,538,879

Electric Products-Misc. - 0.5%

AMETEK, Inc.	74,435	3,188,795

Electric-Integrated - 4.8%

Northeast Utilities	148,687	5,146,057
NV Energy, Inc.	577,149	8,853,466
OGE Energy Corp.	53,946	2,856,980
Pinnacle West Capital Corp.	65,859	3,122,375
Public Service Enterprise Group, Inc.	59,358	1,955,253
Westar Energy, Inc.	156,975	4,335,649
Wisconsin Energy Corp.	129,054	4,282,012

		30,551,792

Electronic Components-Misc. - 1.4%

Flextronics International, Ltd.†	1,034,918	6,178,460
Plexus Corp.†	105,907	2,875,375

		9,053,835

Electronic Components-Semiconductors - 2.1%

Avago Technologies, Ltd.	188,882	5,651,349
Diodes, Inc.†	67,000	1,373,500
Fairchild Semiconductor International, Inc.†	185,200	2,398,340
Microsemi Corp.†	235,900	4,189,584

		13,612,773

Electronic Connectors - 0.9%

Thomas & Betts Corp.†	111,978	5,823,976

Electronic Security Devices - 0.9%

Tyco International, Ltd.	117,200	5,620,912

Engineering/R&D Services - 0.7%

Fluor Corp.	27,811	1,524,599
URS Corp.†	86,288	3,118,448

		4,643,047

Entertainment Software - 0.4%

Electronic Arts, Inc.†	101,152	2,345,715

Finance-Consumer Loans - 0.5%

SLM Corp.	246,929	3,180,445

Finance-Investment Banker/Broker - 0.7%

E*TRADE Financial Corp.†	118,700	1,089,666
Lazard, Ltd., Class A	72,132	1,862,448
LPL Investment Holdings, Inc.†	44,800	1,344,000

		4,296,114

Finance-Other Services - 0.0%

Solar Cayman Ltd.†*(2)(3)(4)	120,200	12,020

Food-Confectionery - 0.5%

J.M. Smucker Co.	38,567	2,930,321

Food-Dairy Products - 0.2%

Dean Foods Co.†	120,582	1,225,113

Food-Meat Products - 1.0%

Maple Leaf Foods, Inc.	248,313	2,678,017
Tyson Foods, Inc., Class A	179,900	3,623,186

		6,301,203

Food-Misc. - 0.7%

Corn Products International, Inc.	88,125	4,581,619

Forestry - 0.0%

Sino-Forest Corp.†*(2)(3)	72,700	86,752
Sino-Forest Corp.†(2)(3)	80,835	96,460

		183,212

Gas-Distribution - 0.6%

UGI Corp.	133,411	3,996,994

Home Furnishings - 0.2%

Ethan Allen Interiors, Inc.	73,400	1,490,020

Hotel/Motels - 0.5%

Wyndham Worldwide Corp.	88,267	3,129,065

Human Resources - 0.5%

TrueBlue, Inc.†	236,600	3,045,042

Identification Systems - 1.1%

Brady Corp., Class A	97,397	2,916,066
Checkpoint Systems, Inc.†	317,509	3,835,509

		6,751,575

Independent Power Producers - 0.5%

Calpine Corp.†	193,978	2,917,429

Industrial Gases - 0.2%

Yingde Gases Group Co., Ltd.†(1)	1,462,500	1,560,700

Instruments-Controls - 0.7%

Honeywell International, Inc.	84,900	4,597,335

Instruments-Scientific - 0.4%

Thermo Fisher Scientific, Inc.†	51,100	2,414,475

Insurance Brokers - 0.4%

Marsh & McLennan Cos., Inc.	84,189	2,541,666

Insurance-Life/Health - 2.1%

Lincoln National Corp.	107,849	2,176,393
Principal Financial Group, Inc.	148,177	3,575,511
Unum Group	331,129	7,453,714

		13,205,618

Insurance-Multi-line - 0.4%

ACE, Ltd.	32,213	2,239,770

Insurance-Property/Casualty - 0.4%

Arch Capital Group, Ltd.†	74,709	2,821,759

Insurance-Reinsurance - 2.4%

Endurance Specialty Holdings, Ltd.	30,612	1,107,236
Everest Re Group, Ltd.	59,399	5,211,074
Platinum Underwriters Holdings, Ltd.	83,921	2,889,400
Reinsurance Group of America, Inc.	116,907	6,020,711

		15,228,421

Investment Companies - 0.3%

Solar Capital, Ltd.	73,066	1,681,979

Investment Management/Advisor Services - 1.6%

Affiliated Managers Group, Inc.†	13,943	1,318,590
Ameriprise Financial, Inc.	66,518	3,053,841
Invesco, Ltd.	277,119	5,611,660

		9,984,091

Lighting Products & Systems - 0.5%

Acuity Brands, Inc.	68,600	3,447,150

Machine Tools & Related Products - 0.8%

Kennametal, Inc.	133,100	5,072,441

Machinery-Construction & Mining - 0.1%

Terex Corp.†	53,601	827,063

Machinery-Farming - 0.8%

AGCO Corp.†	107,938	4,938,163

Machinery-General Industrial - 0.7%

Albany International Corp., Class A	110,839	2,688,954
IDEX Corp.	51,200	1,866,752

		4,555,706

Medical Products - 1.0%

CareFusion Corp.†	76,459	1,894,654
Hill-Rom Holdings, Inc.	51,417	1,624,777
Teleflex, Inc.	43,500	2,648,280

		6,167,711

Medical-Drugs - 1.2%

Almirall SA(1)	365,808	2,513,241
Endo Pharmaceuticals Holdings, Inc.†	49,259	1,686,135
UCB SA(1)	83,578	3,502,140

		7,701,516

Medical-Generic Drugs - 0.8%

Impax Laboratories, Inc.†	265,208	5,341,289

Medical-HMO - 1.3%

Cigna Corp.	106,181	4,696,386
Humana, Inc.	37,497	3,325,234

		8,021,620

Medical-Hospitals - 0.3%

Vanguard Health Systems, Inc.†	192,800	1,974,272

Medical-Wholesale Drug Distribution - 0.6%

AmerisourceBergen Corp.	108,097	4,015,804

Metal Processors & Fabrication - 0.2%

Timken Co.	26,000	1,092,260

Non-Hazardous Waste Disposal - 0.4%

Republic Services, Inc.	96,923	2,660,536

Office Supplies & Forms - 0.4%

Avery Dennison Corp.	91,000	2,385,110

Oil & Gas Drilling - 0.5%

Ensco PLC ADR	58,215	3,025,434

Oil Companies-Exploration & Production - 3.0%

Cobalt International Energy, Inc.†	218,365	2,334,322
Concho Resources, Inc.†	26,963	2,739,980
Japan Petroleum Exploration Co.(1)	58,800	2,401,388
Lone Pine Resources, Inc.†	283,700	2,124,913
Newfield Exploration Co.†	65,527	3,001,137
Noble Energy, Inc.	22,980	2,261,002
Pioneer Natural Resources Co.	24,656	2,330,978
SM Energy Co.	24,085	1,914,517

		19,108,237

Oil Field Machinery & Equipment - 0.2%

Cameron International Corp.†	22,947	1,238,909

Oil Refining & Marketing - 0.1%

Valero Energy Corp.	35,470	789,917

Oil-Field Services - 0.3%

Oil States International, Inc.†	28,335	2,132,209

Paper & Related Products - 0.3%

MeadWestvaco Corp.	70,595	2,107,261

Pipelines - 0.3%

ONEOK, Inc.	24,622	2,047,566

Power Converter/Supply Equipment - 1.6%

Hubbell, Inc., Class B	153,635	10,050,802

Printing-Commercial - 0.3%

R.R. Donnelley & Sons Co.	131,200	1,970,624

Real Estate Investment Trusts - 2.3%

American Assets Trust, Inc.	85,476	1,764,225
AvalonBay Communities, Inc.	11,905	1,486,339
Boston Properties, Inc.	23,491	2,240,571
Federal Realty Investment Trust	22,565	1,995,423
Kimco Realty Corp.	81,000	1,277,370
Plum Creek Timber Co., Inc.	100,669	3,708,646
Ventas, Inc.	36,492	1,925,318

		14,397,892

Real Estate Operations & Development - 1.3%

BR Properties SA	512,700	5,106,161
Forest City Enterprises, Inc., Class A†	166,355	2,019,550
Iguatemi Empresa de Shopping Centers SA	76,600	1,400,814

		8,526,525

Retail-Apparel/Shoe - 2.2%

ANN, Inc.†	83,038	1,948,071
Collective Brands, Inc.†	331,176	4,619,905
Foot Locker, Inc.	117,806	2,779,044
Ross Stores, Inc.	49,933	4,448,531

		13,795,551

Retail-Automobile - 0.3%

Rush Enterprises, Inc., Class A†	84,130	1,611,931

Retail-Computer Equipment - 0.2%

GameStop Corp., Class A†	61,474	1,421,279

Retail-Regional Department Stores - 0.4%

Macy’s, Inc.	76,858	2,484,819

Retirement/Aged Care - 0.5%

Brookdale Senior Living, Inc.†	195,673	3,042,715

Savings & Loans/Thrifts - 0.9%

BankUnited, Inc.	176,894	3,836,831
Beneficial Mutual Bancorp, Inc.†	188,729	1,649,491

		5,486,322

Schools - 0.2%

DeVry, Inc.	31,514	1,087,548

Semiconductor Components-Integrated Circuits - 0.4%

Linear Technology Corp.	83,200	2,548,416

Semiconductor Equipment - 1.0%

Brooks Automation, Inc.	189,000	1,803,060
LTX-Credence Corp.†	298,234	1,816,245
Teradyne, Inc.†	191,000	2,570,860

		6,190,165

Steel-Producers - 0.3%

Steel Dynamics, Inc.	160,500	2,115,390

Sugar - 0.3%

Cosan, Ltd., Class A	168,528	1,983,575

Telecom Equipment-Fiber Optics - 0.4%

Corning, Inc.	186,100	2,469,547

Telecom Services - 0.6%

Amdocs, Ltd.†	74,248	2,096,764
Virgin Media, Inc.	82,728	1,833,252

		3,930,016

Telecommunication Equipment - 0.6%

Harris Corp.	98,700	3,513,720

Television - 0.1%

CBS Corp., Class B	32,438	844,686

Theaters - 0.4%

Cinemark Holdings, Inc.	119,785	2,346,588

Tobacco - 0.4%

Lorillard, Inc.	20,016	2,234,186

Tools-Hand Held - 0.7%

Stanley Black & Decker, Inc.	71,400	4,671,702

Toys - 1.0%

Mattel, Inc.	230,891	6,651,970

Transport-Marine - 0.6%

Tidewater, Inc.	69,275	3,491,460

Transport-Truck - 1.1%

Old Dominion Freight Line, Inc.†	51,668	2,005,235
Swift Transportation Co.†	318,417	2,712,913
Werner Enterprises, Inc.	91,717	2,149,846

		6,867,994

Water - 0.4%

American Water Works Co., Inc.	86,721	2,694,421

Wire & Cable Products - 0.3%

Belden, Inc.	51,400	1,698,256

Total Long-Term Investment Securities
(cost $605,872,418)		590,873,211

SHORT-TERM INVESTMENT SECURITIES - 4.9%
Time Deposits - 2.1%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/11	$13,210,000	13,210,000

U.S. Government Treasuries - 2.8%

United States Treasury Bills 0.21% due 03/08/12	18,000,000	17,999,406

Total Short-Term Investment Securities
(cost $31,199,554)		31,209,406

REPURCHASE AGREEMENT - 1.6%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 11/30/11, to be repurchased 12/01/11 in the amount of
$10,009,003 and collateralized by $10,200,000 of Federal Home Loan Mtg. Corp.
Notes bearing interest at 1.00%, due 04/30/14, and having an approximate value of $10,212,750

(cost $10,009,000)	10,009,000	10,009,000

TOTAL INVESTMENTS
(cost $647,080,972)(5)	99.5%	632,091,617
Other assets less liabilities	0.5	2,981,558

NET ASSETS	100.0%	$635,073,175

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2011, the aggregate value of the securities was $98,772 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at November 30, 2011. The aggregate value of these securities was $18,046,540 representing 2.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Illiquid security. At November 30, 2011, the aggregate value of these securities was $195,232 representing 0.0% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Consists of more than one type of securities traded together as a unit.
(5)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Manufacturing Operations	$37,538,879	$—		$—	$37,538,879
Other Industries*	535,092,560	18,046,540	#	195,232	553,334,332
Short-Term Investment Securities:
Time Deposits	—	13,210,000		—	13,210,000
U.S. Government Treasuries	—	17,999,406		—	17,999,406
Repurchase Agreement	—	10,009,000		—	10,009,000

Total	$572,631,439	$59,264,946		$195,232	$632,091,617

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $18,046,540 representing 2.8% of net assets. See Note 1.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 08/31/2011	$149,036
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	46,196
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	—
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 11/30/2011	$195,232

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at November 30, 2011 includes:

Common Stock
$46,196

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2011 (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 46.9%

VALIC Co. I Blue Chip Growth Fund	1,286,615	$13,728,178
VALIC Co. I Core Value Fund	2,163,851	19,517,937
VALIC Co. I Mid Cap Strategic Growth Fund	338,635	4,009,438
VALIC Co. I Nasdaq-100 Index Fund	1,525,123	9,532,021
VALIC Co. I Science & Technology Fund	616,943	9,618,149
VALIC Co. I Small Cap Special Values Fund	315,623	2,745,921
VALIC Co. I Stock Index Fund	1,685,839	42,145,978
VALIC Co. II Capital Appreciation Fund	787,014	7,594,685
VALIC Co. II Mid Cap Growth Fund†	677,644	5,326,280
VALIC Co. II Mid Cap Value Fund	1,479,381	22,826,857
VALIC Co. II Small Cap Growth Fund†	297,257	3,962,432
VALIC Co. II Small Cap Value Fund	199,750	2,478,897

Total Domestic Equity Investment Companies
(cost $132,550,349)		143,486,773

Fixed Income Investment Companies - 43.4%

VALIC Co. I Government Securities Fund	529,509	5,967,563
VALIC Co. I Inflation Protected Fund	2,093,304	23,926,463
VALIC Co. I International Government Bond Fund	221,289	2,850,208
VALIC Co. II Core Bond Fund	4,584,291	50,106,301
VALIC Co. II High Yield Bond Fund	3,731,238	27,424,599
VALIC Co. II Strategic Bond Fund	2,000,215	22,422,415

Total Fixed Income Investment Companies
(cost $127,538,595)		132,697,549

International Equity Investment Companies - 6.6%

VALIC Co. I Foreign Value Fund	287,997	2,396,134
VALIC Co. I Emerging Economies Fund	1,753,601	13,029,258
VALIC Co. I International Equities Fund	849,803	4,869,368

Total International Equity Investment Companies
(cost $20,354,425)		20,294,760

Real Estate Investment Companies - 3.1%

VALIC Co. I Global Real Estate Fund
(cost $7,756,308)	1,218,137	9,318,748

TOTAL INVESTMENTS
(cost $288,199,677)(2)	100.0%	305,797,830
Liabilities in excess of other assets	0.0	(44,103)

NET ASSETS	100.0%	$305,753,727

†	Non-income producing security
#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$143,486,773	$—	$—	$143,486,773
Fixed Income Investment Companies	132,697,549	—	—	132,697,549
International Equity Investment Companies	20,294,760	—	—	20,294,760
Real Estate Investment Companies	9,318,748	—	—	9,318,748

Total	$305,797,830	$—	$—	$305,797,830

See Notes to Portfolio of Investments

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS - November 30, 2011 – (Unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 82.2%
Certificates of Deposit - 9.6%

Citibank NA 0.21% due 01/30/12	$3,200,000	$3,200,000
Rabobank Nederland NV 0.36% due 01/13/12	4,000,000	4,000,764
Royal Bank of Canada FRS 0.29% due 06/18/12	3,750,000	3,750,000
Royal Bank of Canada FRS 0.40% due 07/09/12	4,250,000	4,250,477
UBS AG Stamford CT 0.37% due 03/06/12	3,750,000	3,750,000

Total Certificates of Deposit
(amortized cost $18,951,241)		18,951,241

U.S. Corporate Bonds & Notes - 7.4%

Bank of America NA 0.25% due 12/15/11	3,900,000	3,900,000
Bear Stearns Cos. LLC FRS Senior Notes 0.62% due 02/01/12	4,000,000	4,001,275
General Electric Capital Corp. FRS Senior Notes 0.51% due 04/10/12	3,820,000	3,821,754
JPMorgan Chase & Co. FRS Senior Notes 0.58% due 02/22/12	3,000,000	3,000,772

Total U.S. Corporate Bonds & Notes
(amortized cost $14,723,801)		14,723,801

U.S. Government Agencies - 61.5%

Federal Farm Credit Bank FRS
0.15% due 10/19/12	5,000,000	4,999,559
0.21% due 05/23/12	3,300,000	3,300,958
0.23% due 03/27/12	2,650,000	2,649,915
0.23% due 08/17/12	1,000,000	999,928
0.23% due 02/11/13	6,000,000	6,000,000
0.26% due 11/13/12	2,000,000	2,000,973
Federal Home Loan Bank
0.01% due 01/20/12	10,000,000	9,999,861
0.03% due 01/20/12	1,900,000	1,899,921
0.03% due 02/15/12	4,000,000	3,999,789
0.03% due 03/16/12	2,500,000	2,499,779
0.08% due 04/16/12	1,000,000	999,696
0.09% due 04/13/12	1,300,000	1,299,564
0.11% due 02/08/12	3,000,000	2,999,367
0.11% due 08/01/12	1,400,000	1,398,956
0.12% due 02/27/12	3,700,000	3,699,797
0.12% due 03/01/12	1,500,000	1,499,545
0.12% due 06/25/12	6,650,000	6,645,412
0.17% due 01/04/12	2,775,000	2,774,554
0.19% due 10/03/12	1,400,000	1,397,732
1.13% due 12/09/11	1,000,000	1,000,239
Federal Home Loan Bank FRS
0.14% due 07/13/12	3,600,000	3,599,889
0.28% due 01/12/12	6,500,000	6,500,000
0.29% due 01/20/12	3,280,000	3,279,955
0.30% due 12/15/11	3,430,000	3,430,000
0.35% due 02/17/12	3,200,000	3,199,646
Federal Home Loan Mtg. Corp.
0.10% due 01/18/12	2,000,000	1,999,733
0.11% due 12/15/11	1,000,000	999,957
0.11% due 01/31/12	2,500,000	2,499,534
0.15% due 02/15/12	4,500,000	4,498,575
0.16% due 04/27/12	2,160,000	2,158,579
0.20% due 12/07/11	700,000	699,977
0.20% due 12/14/11	1,000,000	999,928
0.21% due 12/06/11	2,250,000	2,249,934
Federal Home Loan Mtg. Corp. FRS
0.21% due 08/10/12	3,510,000	3,509,392
0.22% due 10/12/12	715,000	715,248
Federal National Mtg. Assoc.
0.04% due 12/20/11	150,000	149,997
0.04% due 01/03/12	3,000,000	2,999,890
0.08% due 01/04/12	3,500,000	3,499,686
0.08% due 04/02/12	2,500,000	2,499,317
0.10% due 12/02/11	1,500,000	1,499,996
0.14% due 02/17/12	4,000,000	3,998,787
0.15% due 01/17/12	1,440,000	1,439,718
0.16% due 01/03/12	3,100,000	3,099,545

Total U.S. Government Agencies
(amortized cost $121,592,828)		121,592,828

U.S. Government Treasuries - 3.7%

United States Treasury Bills
0.02% due 12/22/11	2,721,000	2,720,976
0.02% due 03/01/12	1,700,000	1,699,936
0.11% due 12/08/11	1,500,000	1,499,968
United States Treasury Notes 1.88% due 06/15/12	1,460,000	1,472,931

Total U.S. Government Treasuries
(amortized cost $7,393,811)		7,393,811

Total Short-Term Investment Securities - 82.2%
(amortized cost $162,661,681)		162,661,681

REPURCHASE AGREEMENT - 17.7%
UBS Securities LLC Joint Repurchase Agreement(1)
(cost $34,945,000)	34,945,000	34,945,000

TOTAL INVESTMENTS
(amortized cost $197,606,681)(2)	99.9%	197,606,681
Other assets less liabilities	0.1	219,421

NET ASSETS	100.0%	$197,826,102

(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.

FRS - Floating Rate Security

The rates shown on FRS securities are the current interest rates at November 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Allocation of investments as a percentage of net assets by industry group as of November 30, 2011:

U.S. Government Agencies	61.5%
Repurchase Agreement	17.7
Commercial Banks	8.0
U.S. Government Treasuries	3.7
Super – Regional Banks	3.6
Finance – Investment Banker/Broker	2.0
Diversified Financial Services	1.9
Diversified Banking Institution	1.5

99.9%

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$18,951,241	$—	$18,951,241
U.S. Corporate Bonds & Notes	—	14,723,801	—	14,723,801
U.S. Government Agencies	—	121,592,828	—	121,592,828
U.S. Government Treasuries	—	7,393,811	—	7,393,811
Repurchase Agreement	—	34,945,000	—	34,945,000

Total	$—	$197,606,681	$—	$197,606,681

See Notes to Portfolio of Investments

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS - November 30, 2011 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.1%
Aerospace/Defense-Equipment - 1.6%

HEICO Corp.	22,175	$1,315,864

Apparel Manufacturers - 0.7%

Oxford Industries, Inc.	15,560	590,191

Applications Software - 3.2%

Imperva, Inc.†	3,500	97,545
NetSuite, Inc.†	21,960	890,258
Nuance Communications, Inc.†	27,690	680,620
RealPage, Inc.†	37,080	928,113

		2,596,536

Auction House/Art Dealers - 0.4%

Sotheby’s	10,790	338,914

Audio/Video Products - 0.5%

Skullcandy, Inc.†	28,000	414,960

Auto-Cars/Light Trucks - 0.6%

Tesla Motors, Inc.†	14,300	468,182

Auto/Truck Parts & Equipment-Original - 1.2%

Tenneco, Inc.†	16,300	472,048
Titan International, Inc.	23,900	514,806

		986,854

Banks-Commercial - 0.5%

Signature Bank†	7,200	420,696

Batteries/Battery Systems - 0.6%

EnerSys†	20,990	504,810

Building & Construction Products-Misc. - 2.0%

Simpson Manufacturing Co., Inc.	26,970	892,707
Trex Co., Inc.†	30,500	681,065

		1,573,772

Casino Services - 0.9%

Bally Technologies, Inc.†	18,500	709,290

Chemicals-Diversified - 0.8%

Innospec, Inc.†	22,590	656,465

Commercial Services - 0.9%

ServiceSource International, Inc.†	51,500	687,010

Commercial Services-Finance - 0.5%

Morningstar, Inc.	7,190	433,198

Communications Software - 1.3%

SolarWinds, Inc.†	32,820	1,076,168

Computer Data Security - 0.8%

Fortinet, Inc.†	27,160	651,568

Computer Software - 1.8%

Cornerstone OnDemand, Inc.†	37,500	604,500
DynaVox, Inc., Class A†	87,200	346,184
Envestnet, Inc.†	48,950	511,038

		1,461,722

Computers-Integrated Systems - 0.6%

Riverbed Technology, Inc.†	18,230	473,980

Computers-Memory Devices - 0.6%

Fusion-io, Inc.†	15,350	514,072

Distribution/Wholesale - 0.9%

Watsco, Inc.	11,600	736,600

Diversified Manufacturing Operations - 1.0%

Carlisle Cos., Inc.	18,690	833,574

Drug Delivery Systems - 0.4%

Nektar Therapeutics†	64,200	321,000

E-Commerce/Services - 0.4%

OpenTable, Inc.†	9,900	350,163

E-Marketing/Info - 0.4%

ReachLocal, Inc.†	35,800	289,980

Electronic Components-Misc. - 0.7%

Gentex Corp.	18,470	544,496

Electronic Components-Semiconductors - 2.5%

Cavium, Inc.†	19,420	633,869
Inphi Corp.†	45,650	492,563
Mellanox Technologies, Ltd.†	25,510	893,105

		2,019,537

Engineering/R&D Services - 1.0%

Mistras Group, Inc.†	32,600	767,078

Enterprise Software/Service - 3.5%

Concur Technologies, Inc.†	14,000	661,220
Omnicell, Inc.†	65,560	1,059,450
Taleo Corp., Class A†	34,140	1,105,794

		2,826,464

Finance-Investment Banker/Broker - 1.1%

Greenhill & Co., Inc.	9,900	381,744
Stifel Financial Corp.†	16,100	510,370

		892,114

Food-Retail - 1.1%

Fresh Market, Inc.†	23,000	902,290

Footwear & Related Apparel - 1.2%

Crocs, Inc.†	14,000	217,140
Deckers Outdoor Corp.†	6,940	756,078

		973,218

Gambling (Non-Hotel) - 0.8%

Pinnacle Entertainment, Inc.†	57,700	609,889

Hazardous Waste Disposal - 0.8%

Clean Harbors, Inc.†	10,300	617,691

Healthcare Safety Devices - 0.7%

Unilife Corp.†	137,100	563,481

Hotel/Motels - 0.8%

Morgans Hotel Group Co.†	105,030	652,236

Instruments-Scientific - 0.7%

Fluidigm Corp.†	39,900	538,251

Internet Application Software - 1.2%

DealerTrack Holdings, Inc.†	37,840	980,056

Internet Connectivity Services - 0.8%

Boingo Wireless, Inc.†	74,400	632,400

Internet Incubators - 0.5%

HomeAway, Inc.†	16,400	429,024

Internet Infrastructure Software - 0.9%

TIBCO Software, Inc.†	26,310	720,894

Internet Security - 1.2%

Sourcefire, Inc.†	29,320	971,078

Internet Telephone - 0.5%

BroadSoft, Inc.†	12,300	431,484

Investment Companies - 1.0%

PennantPark Investment Corp.	78,956	836,934

Investment Management/Advisor Services - 2.6%

Affiliated Managers Group, Inc.†	9,230	872,881
Cohen & Steers, Inc.	20,400	555,288
Financial Engines, Inc.†	31,000	681,070

		2,109,239

Lasers-System/Components - 0.9%

Cymer, Inc.†	15,800	706,576

Lighting Products & Systems - 1.3%

Acuity Brands, Inc.	20,190	1,014,548

Machinery-General Industrial - 2.8%

Middleby Corp.†	12,700	1,159,256
Wabtec Corp.	15,900	1,085,175

		2,244,431

Machinery-Pumps - 0.5%

Graco, Inc.	9,900	425,601

Medical Imaging Systems - 0.3%

MELA Sciences, Inc.†	51,700	249,194

Medical Instruments - 1.4%

Bruker Corp.†	53,420	668,818
Thoratec Corp.†	15,090	459,038

		1,127,856

Medical Products - 2.0%

Syneron Medical, Ltd.†	84,940	917,352
Tornier NV†	39,200	704,424

		1,621,776

Medical-Biomedical/Gene - 3.8%

Acorda Therapeutics, Inc.†	15,800	365,770
Aegerion Pharmaceuticals, Inc.†	27,400	439,222
Ariad Pharmaceuticals, Inc.†	46,220	558,800
Cubist Pharmaceuticals, Inc.†	24,230	934,551
Halozyme Therapeutics, Inc.†	79,230	751,100

		3,049,443

Medical-Drugs - 1.9%

Idenix Pharmaceuticals, Inc.†	50,200	381,520
Sagent Pharmaceuticals, Inc.†	34,180	706,842
Viropharma, Inc.†	19,070	457,871

		1,546,233

Medical-Generic Drugs - 0.6%

Impax Laboratories, Inc.†	24,650	496,451

Medical-HMO - 1.6%

Health Net, Inc.†	27,200	847,008
Healthspring, Inc.†	8,260	451,161

		1,298,169

MRI/Medical Diagnostic Imaging - 0.5%

Imris, Inc.†	131,530	384,068

Networking Products - 1.1%

LogMeIn, Inc.†	19,700	847,297

Oil Companies-Exploration & Production - 3.0%

Lone Pine Resources, Inc.†	70,000	524,300
Magnum Hunter Resources Corp.†	139,800	672,438
Oasis Petroleum, Inc.†	13,200	402,204
Petroleum Development Corp.†	25,310	849,150

		2,448,092

Oil Field Machinery & Equipment - 1.6%

Dril-Quip, Inc.†	18,390	1,308,081

Oil-Field Services - 1.8%

CARBO Ceramics, Inc.	4,600	654,672
Superior Energy Services, Inc.†	26,300	781,373

		1,436,045

Patient Monitoring Equipment - 1.9%

Insulet Corp.†	53,390	991,986
Masimo Corp.	26,245	542,222

		1,534,208

Real Estate Investment Trusts - 1.6%

BRE Properties, Inc.	9,400	457,404
Douglas Emmett, Inc.	23,400	420,732
Home Properties, Inc.	7,600	417,772

		1,295,908

Recreational Centers - 1.1%

Life Time Fitness, Inc.†	22,100	900,133

Rental Auto/Equipment - 1.9%

Avis Budget Group, Inc.†	75,400	889,720
Zipcar, Inc.†	41,200	657,552

		1,547,272

Research & Development - 0.5%

AVEO Pharmaceuticals, Inc.†	24,480	413,712

Resort/Theme Parks - 1.0%

Vail Resorts, Inc.	18,300	814,350

Retail-Apparel/Shoe - 3.1%

Francesca’s Holdings Corp.†	17,400	287,100
Liz Claiborne, Inc.†	124,000	1,025,480
Vera Bradley, Inc.†	30,150	1,157,760

		2,470,340

Retail-Automobile - 1.3%

Rush Enterprises, Inc., Class A†	52,300	1,002,068

Retail-Bedding - 0.3%

Mattress Firm Holding Corp.†	10,700	236,363

Retail-Building Products - 0.8%

Lumber Liquidators Holdings, Inc.†	39,900	675,906

Retail-Restaurants - 1.4%

BJ’s Restaurants, Inc.†	11,640	559,651
Bravo Brio Restaurant Group, Inc.†	31,510	542,918

		1,102,569

Retirement/Aged Care - 1.1%

Emeritus Corp.†	53,330	847,947

Satellite Telecom - 0.6%

DigitalGlobe, Inc.†	33,280	495,872

Schools - 0.9%

American Public Education, Inc.†	19,070	730,762

Seismic Data Collection - 0.4%

Global Geophysical Services, Inc.†	43,430	302,273

Semiconductor Components-Integrated Circuits - 0.9%

Hittite Microwave Corp.†	13,840	753,034

Theaters - 1.9%

National CineMedia, Inc.	73,390	957,006
Regal Entertainment Group, Class A	37,260	530,955

		1,487,961

Therapeutics - 0.9%

Onyx Pharmaceuticals, Inc.†	16,830	742,203

Transport-Truck - 2.2%

Marten Transport, Ltd.	39,939	737,274
Old Dominion Freight Line, Inc.†	25,755	999,551

		1,736,825

Virtual Reality Products - 0.5%

RealD, Inc.†	40,420	387,224

Web Hosting/Design - 0.9%

Rackspace Hosting, Inc.†	16,640	721,843

Wire & Cable Products - 0.8%

General Cable Corp.†	25,130	665,945

Wireless Equipment - 0.8%

Aruba Networks, Inc.†	30,890	651,779

Total Common Stock (cost $76,927,717)		79,143,781

WARRANTS - 0.0%
Oil Companies-Exploration & Production - 0.0%

Magnum Hunter Resources Corp. Expires 10/14/13† (strike price $10.50) (cost $0)	12,360	0

Total Long-Term Investment Securities (cost $76,927,717)		79,143,781

SHORT-TERM INVESTMENT SECURITIES - 1.8%
Time Deposits - 1.8%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/11 (cost $1,406,000)	$1,406,000	1,406,000

TOTAL INVESTMENTS (cost $78,333,717)(1)	99.9%	80,549,781
Other assets less liabilities	0.1	92,042

NET ASSETS	100.0%	$80,641,823

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$79,143,781	$—	$—	$79,143,781
Warrants	0	—	—	0
Short-Term Investment Securities:
Time Deposits	—	1,406,000	—	1,406,000

Total	$79,143,781	$1,406,000	$—	$80,549,781

See Notes to Portfolio of Investments

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2011 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.0%
Advanced Materials - 0.1%

Ceradyne, Inc.†	15,000	$446,100

Aerospace/Defense - 0.3%

Cubic Corp.	30,418	1,290,636

Aerospace/Defense-Equipment - 0.2%

GenCorp, Inc.†	108,200	588,608

Airlines - 0.4%

Alaska Air Group, Inc.†	7,000	485,940
Hawaiian Holdings, Inc.†	38,640	229,908
Republic Airways Holdings, Inc.†	67,518	258,594
SkyWest, Inc.	51,580	625,665

		1,600,107

Apparel Manufacturers - 2.3%

Carter’s, Inc.†	45,000	1,789,650
Jones Group, Inc.	623,865	6,768,935
Oxford Industries, Inc.	17,500	663,775

		9,222,360

Applications Software - 0.1%

EPIQ Systems, Inc.	11,364	153,414
Imperva, Inc.†	2,200	61,314
Tangoe, Inc.†	2,300	31,234

		245,962

Auction Houses/Art Dealers - 1.1%

KAR Auction Services, Inc.†	204,500	2,687,130
Sotheby’s	52,500	1,649,025

		4,336,155

Audio/Video Products - 0.1%

Audiovox Corp., Class A†	22,660	164,058
Skullcandy, Inc.†	13,500	200,070

		364,128

Auto/Truck Parts & Equipment-Original - 0.2%

Meritor, Inc.†	45,278	269,404
Spartan Motors, Inc.	100	500
Superior Industries International, Inc.	36,700	597,476

		867,380

Auto/Truck Parts & Equipment-Replacement - 0.2%

Douglas Dynamics, Inc.	48,700	754,850

Banks-Commercial - 9.9%

1st Source Corp.	15,228	382,375
Associated Banc-Corp.	151,000	1,570,400
Bancfirst Corp.	12,540	465,610
BancorpSouth, Inc.	58,000	568,400
Bank of Hawaii Corp.	25,380	1,079,919
Banner Corp.	9,500	153,710
BBCN Bancorp, Inc.†	20,820	195,083
Cathay General Bancorp, Class B	232,610	3,226,301
Central Pacific Financial Corp.†	10,200	135,864
Century Bancorp, Inc., Class A	1,118	31,248
Chemical Financial Corp.	11,200	230,272
Citizens & Northern Corp.	2,900	49,329
Citizens Republic Bancorp, Inc.†	4,770	51,635
City Holding Co.	27,300	888,888
CoBiz Financial, Inc.	15,200	81,016
Community Bank System, Inc.	21,080	556,934
Community Trust Bancorp, Inc.	17,280	487,123
Cullen/Frost Bankers, Inc.	7,020	355,001
CVB Financial Corp.	198,500	1,951,255
East West Bancorp, Inc.	97,509	1,908,251
Financial Institutions, Inc.	21,800	362,970
First Bancorp	10,900	128,402
First Busey Corp.	30,280	159,273
First Citizens BancShares, Inc., Class A	1,140	195,692
First Commonwealth Financial Corp.	205,900	957,435
First Community Bancshares, Inc.	6,800	84,320
First Financial Bancorp	37,098	589,116
First Financial Bankshares, Inc.	5,880	194,040
First Interstate BancSystem, Inc.	18,000	212,040
First Merchants Corp.	6,980	56,538
FirstMerit Corp.	226,475	3,308,800
FNB Corp.	72,340	771,145
Fulton Financial Corp.	339	3,173
Glacier Bancorp, Inc.	147,000	1,765,470
Hancock Holding Co.	64,621	1,973,202
Heartland Financial USA, Inc.	8,540	131,601
Hudson Valley Holding Corp.	8,140	165,649
Lakeland Bancorp, Inc.	8,617	74,537
Lakeland Financial Corp.	4,280	104,946
MainSource Financial Group, Inc.	45,900	380,052
MB Financial, Inc.	18,620	316,168
Metro Bancorp, Inc.†	9,100	77,077
Oriental Financial Group, Inc.	46,700	512,766
PacWest Bancorp	17,200	321,296
S&T Bancorp, Inc.	3,380	62,395
Sierra Bancorp	2,620	26,488
Signature Bank†	37,500	2,191,125
Simmons First National Corp., Class A	8,420	223,130
Southwest Bancorp, Inc.†	40,080	197,594
State Bancorp, Inc.	9,000	105,210
StellarOne Corp.	5,500	67,430
Sterling Bancorp	296,575	2,589,100
Sterling Financial Corp.†	7,400	117,512
Suffolk Bancorp†	2,620	22,899
Susquehanna Bancshares, Inc.	60,600	479,952
SVB Financial Group†	8,720	410,189
TCF Financial Corp.	68,440	688,506
Tompkins Financial Corp.	6,148	246,535
Trustmark Corp.	22,400	500,864
UMB Financial Corp.	29,060	1,037,442
Umpqua Holdings Corp.	13,600	170,000
Washington Trust Bancorp, Inc.	5,880	140,003
West Bancorporation, Inc.	2,880	27,792
West Coast Bancorp†	7,820	127,075
Westamerica Bancorporation	8,624	395,928
Wilshire Bancorp, Inc.†	63,900	204,480
Zions Bancorporation	121,000	1,946,890

		39,192,861

Beverages-Non-alcoholic - 0.1%

Cott Corp.†	75,124	471,779

Broadcast Services/Program - 0.1%

Crown Media Holdings, Inc., Class A†	15,600	23,088
Fisher Communications, Inc.†	3,100	92,690
Nexstar Broadcasting Group, Inc., Class A†	7,400	58,830
Outdoor Channel Holdings, Inc.†	16,700	116,733

		291,341

Building & Construction Products-Misc. - 0.4%

Gibraltar Industries, Inc.†	50,380	682,649
Interline Brands, Inc.†	4,300	67,854
NCI Building Systems, Inc.†	28,278	263,551
Quanex Building Products Corp.	20,520	309,441
Trex Co., Inc.†	5,678	126,790

		1,450,285

Building & Construction-Misc. - 0.4%

MasTec, Inc.†	95,278	1,525,401

Building Products-Air & Heating - 0.0%

Comfort Systems USA, Inc.	4,811	50,179

Building Products-Cement - 0.3%

Texas Industries, Inc.	48,500	1,228,505

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	18,900	122,661

Building-Mobile Home/Manufactured Housing - 0.3%

Thor Industries, Inc.	50,400	1,219,680

Casino Hotels - 0.2%

Boyd Gaming Corp.†	126,800	849,560

Casino Services - 0.0%

Scientific Games Corp., Class A†	5,400	46,440

Chemicals-Diversified - 0.4%

Georgia Gulf Corp.†	23,500	451,435
Innophos Holdings, Inc.	24,900	1,226,325

		1,677,760

Chemicals-Plastics - 0.1%

PolyOne Corp.	5,370	57,781
Spartech Corp.†	47,240	201,243

		259,024

Chemicals-Specialty - 0.3%

Minerals Technologies, Inc.	19,680	1,141,440

Circuit Boards - 0.1%

Park Electrochemical Corp.	16,740	459,346

Coal - 0.6%

Cloud Peak Energy, Inc.†	15,100	322,687
James River Coal Co.†	252,456	2,092,860
Westmoreland Coal Co.†	300	3,075

		2,418,622

Coffee - 0.0%

Farmer Brothers Co.	3,800	29,564

Commercial Services - 0.3%

Convergys Corp.†	28,300	365,636
PHH Corp.†	43,680	670,925

		1,036,561

Commercial Services-Finance - 0.4%

Advance America Cash Advance Centers, Inc.	34,940	297,689
DFC Global Corp.†	49,457	897,644
Euronet Worldwide, Inc.†	18,900	340,200
Global Cash Access Holdings, Inc.†	48,820	219,690

		1,755,223

Computer Aided Design - 0.3%

Aspen Technology, Inc.†	57,158	1,020,270

Computer Services - 0.2%

CACI International, Inc., Class A†	9,000	507,420
CIBER, Inc.†	28,560	118,238
Stream Global Services, Inc.†	10,000	30,900
Unisys Corp.†	9,746	235,366

		891,924

Computer Software - 0.5%

Avid Technology, Inc.†	251,000	1,997,960

Computers-Integrated Systems - 0.0%

Agilysys, Inc.†	15,100	122,763

Computers-Memory Devices - 0.1%

Dot Hill Systems Corp.†	8,400	11,256
Fusion-io, Inc.†	10,500	351,645
Imation Corp.†	16,600	97,608

		460,509

Computers-Periphery Equipment - 0.8%

Electronics for Imaging, Inc.†	222,920	3,296,987

Consulting Services - 0.1%

FTI Consulting, Inc.†	1,400	60,046
ICF International, Inc.†	14,200	368,348
Zillow, Inc.†	4,200	94,038

		522,432

Consumer Products-Misc. - 1.0%

American Greetings Corp., Class A	28,820	489,652
Blyth, Inc.	19,992	1,315,873
Central Garden and Pet Co., Class A†	155,860	1,384,037
CSS Industries, Inc.	3,400	72,250
Prestige Brands Holdings, Inc.†	54,840	541,819

		3,803,631

Containers-Paper/Plastic - 0.1%

Graphic Packaging Holding Co.†	52,500	232,575

Data Processing/Management - 0.6%

CSG Systems International, Inc.†	47,342	718,178
Fair Isaac Corp.	16,720	608,107
Schawk, Inc.	95,000	1,201,750

		2,528,035

Diagnostic Equipment - 0.1%

Affymetrix, Inc.†	61,880	279,698

Distribution/Wholesale - 0.9%

School Specialty, Inc.†	211,600	884,488
United Stationers, Inc.	77,700	2,606,058

		3,490,546

Diversified Manufacturing Operations - 1.1%

Federal Signal Corp.†	31,900	117,711
Leggett & Platt, Inc.	44,898	1,004,817
Standex International Corp.	14,400	459,792
Tredegar Corp.	37,460	817,752
Trinity Industries, Inc.	71,500	2,043,470

		4,443,542

E-Commerce/Services - 0.2%

Orbitz Worldwide, Inc.†	98,800	347,776

United Online, Inc.	68,658	362,514

		710,290

Electric-Integrated - 2.6%

Avista Corp.	55,180	1,379,500
El Paso Electric Co.	47,500	1,639,700
NorthWestern Corp.	45,318	1,580,692
Pike Electric Corp.†	224,300	1,525,240
Portland General Electric Co.	62,700	1,570,635
Unisource Energy Corp.	16,240	598,931
Westar Energy, Inc.	70,500	1,947,210

		10,241,908

Electronic Components-Misc. - 4.4%

Bel Fuse, Inc., Class B	11,829	216,234
Jabil Circuit, Inc.	136,500	2,766,855
Methode Electronics, Inc.	26,580	236,030
Vishay Intertechnology, Inc.†	215,600	2,132,284
Zagg, Inc.†	1,039,491	11,954,147

		17,305,550

Electronic Components-Semiconductors - 0.7%

DSP Group, Inc.†	17,580	103,371
IXYS Corp.†	10,600	122,324
Lattice Semiconductor Corp.†	49,280	339,539
Microsemi Corp.†	10,900	193,584
MIPS Technologies, Inc.†	16,080	77,184
Richardson Electronics, Ltd.	9,200	113,804
Semtech Corp.†	76,500	1,774,800
Supertex, Inc.†	7,200	133,272

		2,857,878

Electronic Parts Distribution - 0.2%

Tech Data Corp.†	12,718	626,107

Energy-Alternate Sources - 0.0%

Headwaters, Inc.†	8,720	22,323
KiOR, Inc., Class A†	4,401	77,370
Solazyme, Inc.†	4,200	49,014

		148,707

Engineering/R&D Services - 0.4%

Argan, Inc.	10,552	147,728
EMCOR Group, Inc.	48,898	1,253,256
Michael Baker Corp.†	11,600	230,260

		1,631,244

Engines-Internal Combustion - 0.2%

Briggs & Stratton Corp.	45,400	684,178

Enterprise Software/Service - 0.1%

MicroStrategy, Inc., Class A†	1,740	214,246

Finance-Auto Loans - 0.1%

Credit Acceptance Corp.†	3,530	289,495

Finance-Consumer Loans - 0.7%

Ocwen Financial Corp.†	91,340	1,202,948
World Acceptance Corp.†	22,858	1,568,516

		2,771,464

Finance-Investment Banker/Broker - 1.5%

Interactive Brokers Group, Inc., Class A	98,780	1,468,858
Investment Technology Group, Inc.†	50,700	539,955
Knight Capital Group, Inc., Class A†	125,044	1,579,306
Oppenheimer Holdings, Inc., Class A	8,900	137,594
Piper Jaffray Cos.†	7,660	158,562
Stifel Financial Corp.†	62,500	1,981,250

		5,865,525

Finance-Leasing Companies - 0.1%

Aircastle, Ltd.	25,700	298,634

Finance-Mortgage Loan/Banker - 0.0%

Doral Financial Corp.†	26,200	22,270

Financial Guarantee Insurance - 0.1%

MGIC Investment Corp.†	72,000	207,360

Food-Canned - 0.3%

TreeHouse Foods, Inc.†	15,500	1,021,915

Food-Misc. - 2.1%

B&G Foods, Inc.	212,004	4,704,369
J&J Snack Foods Corp.	25,000	1,297,000
M&F Worldwide Corp.†	3,480	86,791
RalCorp Holdings, Inc.†	25,500	2,073,660

		8,161,820

Food-Retail - 0.6%

Fresh Market, Inc.†	14,600	572,758
Winn-Dixie Stores, Inc.†	325,485	1,799,932

		2,372,690

Food-Wholesale/Distribution - 0.1%

Nash Finch Co.	2,320	64,380
Spartan Stores, Inc.	25,600	461,568

		525,948

Footwear & Related Apparel - 0.6%

Deckers Outdoor Corp.†	21,889	2,384,697

Funeral Services & Related Items - 0.1%

Stewart Enterprises, Inc., Class A	79,120	492,126

Gambling (Non-Hotel) - 0.1%

Isle of Capri Casinos, Inc.†	57,080	281,404

Gas-Distribution - 1.7%

Laclede Group, Inc.	41,200	1,653,356
New Jersey Resources Corp.	3,660	173,155
Nicor, Inc.	32,760	1,838,491
Piedmont Natural Gas Co., Inc.	7,260	239,362
South Jersey Industries, Inc.	32,991	1,853,435
Southwest Gas Corp.	24,040	971,937

		6,729,736

Gold Mining - 1.2%

Brigus Gold Corp.†	718,324	962,554
Midway Gold Corp.†	683,197	1,612,345
US Gold Corp.†	529,359	2,196,840

		4,771,739

Hazardous Waste Disposal - 0.1%

EnergySolutions, Inc.†	107,600	340,016

Home Furnishings - 0.4%

Ethan Allen Interiors, Inc.	69,000	1,400,700
La-Z-Boy, Inc.†	35,200	348,480

		1,749,180

Hotel/Motels - 0.1%

Wyndham Worldwide Corp.	7,700	272,965

Housewares - 0.0%

Lifetime Brands, Inc.	3,900	46,488

Human Resources - 1.5%

AMN Healthcare Services, Inc.†	228,800	1,050,192
Barrett Business Services, Inc.	3,500	66,850
Cross Country Healthcare, Inc.†	68,648	354,910
Korn/Ferry International†	106,500	1,792,395
Resources Connection, Inc.	172,500	1,845,750
TrueBlue, Inc.†	74,492	958,712

		6,068,809

Industrial Automated/Robotic - 0.3%

Cognex Corp.	24,740	882,476
Hurco Cos., Inc.†	15,400	365,442

		1,247,918

Instruments-Controls - 0.4%

Watts Water Technologies, Inc., Class A	39,760	1,518,832

Insurance-Life/Health - 1.4%

American Equity Investment Life Holding Co.	106,498	1,177,868
CNO Financial Group, Inc.†	65,720	415,350
Delphi Financial Group, Inc., Class A	30,416	836,440
FBL Financial Group, Inc., Class A	3,606	122,532
StanCorp Financial Group, Inc.	65,258	2,300,997
Symetra Financial Corp.	50,600	477,664

		5,330,851

Insurance-Multi-line - 0.5%

Horace Mann Educators Corp.	163,880	2,000,975

Insurance-Property/Casualty - 0.7%

American Safety Insurance Holdings, Ltd.†	7,200	158,400
Arch Capital Group, Ltd.†	16,300	615,651
Hallmark Financial Services, Inc.†	11,600	92,220
Harleysville Group, Inc.	15,460	911,676
Meadowbrook Insurance Group, Inc.	16,180	165,036
ProAssurance Corp.	9,240	735,596
Selective Insurance Group, Inc.	15,318	252,441

		2,931,020

Insurance-Reinsurance - 0.4%

Axis Capital Holdings, Ltd.	10,340	330,156
Platinum Underwriters Holdings, Ltd.	33,100	1,139,633

		1,469,789

Internet Application Software - 0.4%

DealerTrack Holdings, Inc.†	61,950	1,604,505
S1 Corp.†	8,220	80,063

		1,684,568

Internet Connectivity Services - 0.0%

Boingo Wireless, Inc.†	9,200	78,200

Internet Content-Entertainment - 0.0%

Pandora Media, Inc.†	7,500	76,350

Internet Content-Information/News - 0.5%

WebMD Health Corp.†	55,600	2,013,832

Internet Infrastructure Software - 0.2%

TIBCO Software, Inc.†	32,340	886,116

Investment Companies - 0.6%

Fifth Street Finance Corp.	192,233	1,880,039
Gladstone Capital Corp.	14,240	106,800
MCG Capital Corp.	57,140	252,559

		2,239,398

Investment Management/Advisor Services - 1.4%

Affiliated Managers Group, Inc.†	6,220	588,226
Eaton Vance Corp.	85,000	2,042,550
GAMCO Investors, Inc., Class A	5,600	264,376
Janus Capital Group, Inc.	164,160	1,083,456
Manning & Napier, Inc.†	9,500	120,650
U.S. Global Investors, Inc., Class A	214,598	1,474,288

		5,573,546

Lasers-System/Components - 0.4%

Coherent, Inc.†	24,940	1,266,952
Newport Corp.†	13,122	170,980

		1,437,932

Leisure Products - 0.0%

Brunswick Corp.	8,300	154,546

Linen Supply & Related Items - 0.1%

G&K Services, Inc., Class A	17,460	522,054

Machinery-Farming - 0.2%

AGCO Corp.†	15,060	688,995

Machinery-General Industrial - 1.8%

Applied Industrial Technologies, Inc.	39,600	1,367,388
Flow International Corp.†	565,938	1,482,758
IDEX Corp.	63,500	2,315,210
Kadant, Inc.†	10,000	204,400
Wabtec Corp.	27,500	1,876,875

		7,246,631

Machinery-Material Handling - 0.1%

Cascade Corp.	3,040	132,270
NACCO Industries, Inc., Class A	5,480	434,838

		567,108

Medical Instruments - 0.1%

AngioDynamics, Inc.†	3,000	45,360
SurModics, Inc.†	18,800	233,120

		278,480

Medical Labs & Testing Services - 0.7%

Covance, Inc.†	62,000	2,846,420

Medical Laser Systems - 0.0%

LCA-Vision, Inc.†	25,400	71,628

Medical Products - 0.3%

Greatbatch, Inc.†	59,400	1,313,928

Medical Sterilization Products - 0.7%

STERIS Corp.	85,500	2,570,985

Medical-Biomedical/Gene - 2.1%

Bio-Rad Laboratories, Inc., Class A†	17,500	1,650,250
Charles River Laboratories International, Inc.†	65,500	1,856,925
Incyte Corp., Ltd.†	175,249	2,413,179

Inhibitex, Inc.†	37,600	548,960
InterMune, Inc.†	14,000	254,240
Lexicon Pharmaceuticals, Inc.†	267,400	312,858
Medicines Co.†	50,700	958,737
RTI Biologics, Inc.†	86,300	368,501

		8,363,650

Medical-Drugs - 0.5%

Achillion Pharmaceuticals, Inc.†	17,400	115,710
Alkermes PLC†	38,200	584,078
Cadence Pharmaceuticals, Inc.†	332,200	1,458,358

		2,158,146

Medical-HMO - 0.6%

Magellan Health Services, Inc.†	39,242	1,988,000
Universal American Corp.†	9,300	122,109
WellCare Health Plans, Inc.†	3,900	227,955

		2,338,064

Metal Processors & Fabrication - 0.4%

Ampco-Pittsburgh Corp.	800	16,440
Mueller Industries, Inc.	11,060	421,828
Worthington Industries, Inc.	74,440	1,309,400

		1,747,668

Metal Products-Distribution - 0.1%

A.M. Castle & Co.†	17,700	240,720

Metal-Aluminum - 0.0%

Noranda Aluminium Holding Corp.	5,489	45,120

Miscellaneous Manufacturing - 0.1%

American Railcar Industries, Inc.†	18,800	447,252

Motion Pictures & Services - 0.3%

DreamWorks Animation SKG, Inc., Class A†	57,000	1,058,490

Multilevel Direct Selling - 0.1%

Nu Skin Enterprises, Inc., Class A	8,440	402,926

Multimedia - 0.0%

Demand Media, Inc.†	4,400	31,196
Journal Communications, Inc., Class A†	28,680	120,456

		151,652

Networking Products - 0.2%

Anixter International, Inc.†	2,800	171,948
Black Box Corp.	17,180	490,145

		662,093

Office Furnishings-Original - 0.2%

HNI Corp.	18,820	493,084
Knoll, Inc.	8,660	131,286
Steelcase, Inc., Class A	40,238	315,466

		939,836

Office Supplies & Forms - 0.1%

ACCO Brands Corp.†	30,820	290,633

Oil & Gas Drilling - 0.9%

Hercules Offshore, Inc.†	780,441	3,035,915
Parker Drilling Co.†	49,400	343,824

		3,379,739

Oil Companies-Exploration & Production - 1.9%

Energy Partners, Ltd.†	52,900	731,078
Gastar Exploration, Ltd.†	525,748	1,682,393
Gulfport Energy Corp.†	77,800	2,470,150
Panhandle Oil and Gas, Inc., Class A	2,500	84,325
Petroquest Energy, Inc.†	116,500	800,355
Stone Energy Corp.†	26,520	750,251
W&T Offshore, Inc.	44,200	884,884

		7,403,436

Oil Field Machinery & Equipment - 1.3%

Complete Production Services, Inc.†	78,700	2,744,269
Dril-Quip, Inc.†	30,000	2,133,900
Gulf Island Fabrication, Inc.	6,900	196,167

		5,074,336

Oil Refining & Marketing - 0.0%

Alon USA Energy, Inc.	7,600	64,980
Western Refining, Inc.†	7,100	84,419

		149,399

Oil-Field Services - 1.6%

Cal Dive International, Inc.†	138,660	327,238
Helix Energy Solutions Group, Inc.†	28,940	513,395
Oceaneering International, Inc.	38,000	1,807,280
Pioneer Drilling Co.†	25,440	279,331
Superior Energy Services, Inc.†	69,600	2,067,816
Tesco Corp.†	14,300	190,619
Tetra Technologies, Inc.†	124,400	1,141,992

		6,327,671

Paper & Related Products - 0.8%

Buckeye Technologies, Inc.	10,778	333,902
Domtar Corp.	5,620	441,339
Neenah Paper, Inc.	25,040	468,498
P.H. Glatfelter Co.	137,400	1,992,300

		3,236,039

Patient Monitoring Equipment - 0.0%

CardioNet, Inc.†	17,400	40,368

Physical Therapy/Rehabilitation Centers - 0.0%

U.S. Physical Therapy, Inc.	8,000	157,360

Power Converter/Supply Equipment - 0.1%

Powell Industries, Inc.†	8,600	260,752

Precious Metals - 0.6%

Coeur d’Alene Mines Corp.†	76,470	2,238,277

Printing-Commercial - 0.0%

American Reprographics Co.†	18,900	89,019

Private Equity - 0.0%

Gladstone Investment Corp.	12,800	96,384

Publishing-Books - 0.1%

Cambium Learning Group, Inc.†	5,400	17,280
Scholastic Corp.	19,600	530,572

		547,852

Publishing-Newspapers - 0.0%

McClatchy Co., Class A†	146,400	171,288

Publishing-Periodicals - 0.0%

Value Line, Inc.	1,200	14,292

Radio - 0.1%

Entercom Communications Corp., Class A†	48,140	267,658

Real Estate Investment Trusts - 6.2%

Anworth Mortgage Asset Corp.	290,140	1,836,586
Apartment Investment & Management Co., Class A	31,379	683,435
Ashford Hospitality Trust, Inc.	104,880	834,845
Brandywine Realty Trust	5,856	51,006
Capstead Mortgage Corp.	152,000	1,896,960
CBL & Associates Properties, Inc.	99,640	1,423,856
Colonial Properties Trust	6,393	126,837
Coresite Realty Corp.	30,700	514,225
CubeSmart	118,860	1,185,034
DCT Industrial Trust, Inc.	305,240	1,468,204
DiamondRock Hospitality Co.	50,834	446,323
EastGroup Properties, Inc.	3,960	168,577
Education Realty Trust, Inc.	94,418	879,976
Equity Lifestyle Properties, Inc.	24,200	1,496,286
Extra Space Storage, Inc.	128,600	3,099,260
FelCor Lodging Trust, Inc.†	55,800	146,754
First Industrial Realty Trust, Inc.†	20,118	191,121
Getty Realty Corp.	13,200	211,200
Home Properties, Inc.	10,600	582,682
Hospitality Properties Trust	30,740	677,202
LaSalle Hotel Properties	12,778	299,133
Lexington Realty Trust	113,676	861,664
LTC Properties, Inc.	15,820	454,825
MFA Financial, Inc.	45,558	313,439
Mission West Properties, Inc.	57,460	440,718
MPG Office Trust, Inc.†	47,700	98,739
Parkway Properties, Inc.	24,100	243,651
Pennsylvania Real Estate Investment Trust	30,380	283,445
Potlatch Corp.	34,400	1,106,304
PS Business Parks, Inc.	21,200	1,117,240
Redwood Trust, Inc.	18,300	189,039
Sunstone Hotel Investors, Inc.†	69,168	527,060
Taubman Centers, Inc.	10,100	629,533

		24,485,159

Real Estate Management/Services - 0.6%

Jones Lang LaSalle, Inc.	34,500	2,222,490

Recreational Centers - 0.0%

Town Sports International Holdings, Inc.†	3,800	27,626

Recreational Vehicles - 0.1%

Arctic Cat, Inc.†	19,600	389,648

Rental Auto/Equipment - 0.3%

Rent-A-Center, Inc.	27,540	990,063

Resort/Theme Parks - 0.5%

Six Flags Entertainment Corp.	50,500	1,919,000

Retail-Apparel/Shoe - 1.6%

Aeropostale, Inc.†	143,500	2,225,685
Destination Maternity Corp.	21,107	309,218
Finish Line, Inc., Class A	34,940	736,535
Jos. A. Bank Clothiers, Inc.†	35,500	1,749,440
Liz Claiborne, Inc.†	57,800	478,006
Rue21, Inc.†	38,100	915,924

		6,414,808

Retail-Appliances - 0.4%

Conn’s, Inc.†	146,191	1,649,034

Retail-Automobile - 0.3%

Group 1 Automotive, Inc.	26,500	1,301,415

Retail-Convenience Store - 0.0%

Pantry, Inc.†	1,400	17,318

Retail-Drug Store - 0.3%

Rite Aid Corp.†	1,039,800	1,268,556

Retail-Hair Salons - 0.3%

Regis Corp.	70,020	1,135,724

Retail-Jewelry - 0.3%

Signet Jewelers, Ltd.	30,965	1,371,130

Retail-Misc./Diversified - 0.0%

Teavana Holdings, Inc.†	2,800	55,916

Retail-Office Supplies - 0.9%

OfficeMax, Inc.†	762,350	3,544,927

Retail-Regional Department Stores - 0.2%

Dillard’s, Inc., Class A	19,840	932,480

Retail-Restaurants - 1.0%

Biglari Holdings, Inc.†	3,500	1,203,370
Dunkin’ Brands Group, Inc.†	4,100	103,730
O’Charley’s, Inc.†	64,540	415,638
PF Chang’s China Bistro, Inc.	68,500	2,077,605
Ruth’s Hospitality Group, Inc.†	43,572	216,117

		4,016,460

Retail-Toy Stores - 0.1%

Build-A-Bear Workshop, Inc.†	59,200	473,008

Rubber/Plastic Products - 0.2%

Myers Industries, Inc.	55,658	682,367

Savings & Loans/Thrifts - 0.6%

Astoria Financial Corp.	39,038	294,347
BankFinancial Corp.	3,700	20,794
BankUnited, Inc.	21,351	463,103
Capitol Federal Financial, Inc.	3,300	37,356
Dime Community Bancshares, Inc.	114,452	1,355,112
ESB Financial Corp.	3,800	51,148
OceanFirst Financial Corp.	8,520	110,675
WSFS Financial Corp.	3,958	144,625

		2,477,160

Schools - 0.1%

Lincoln Educational Services Corp.	38,900	285,915

Seismic Data Collection - 0.0%

Geokinetics, Inc.†	5,900	14,986

Semiconductor Components-Integrated Circuits - 0.1%

Exar Corp.†	20,200	127,260
Integrated Device Technology, Inc.†	23,160	134,328
Sigma Designs, Inc.†	19,700	137,309

		398,897

Semiconductor Equipment - 1.6%

ATMI, Inc.†	79,000	1,635,300
Brooks Automation, Inc.	22,080	210,643
Entegris, Inc.†	282,632	2,382,588
Intermolecular, Inc.†	27,400	241,942
LTX-Credence Corp.†	101,600	618,744
Novellus Systems, Inc.†	18,660	646,009

Photronics, Inc.†	9,400	54,426
Rudolph Technologies, Inc.†	16,080	126,389
Tessera Technologies, Inc.†	29,000	503,150

		6,419,191

Silver Mining - 0.1%

Hecla Mining Co.	74,300	459,917

Steel Pipe & Tube - 0.0%

Mueller Water Products, Inc., Class A	47,040	105,370

Storage/Warehousing - 0.1%

Wesco Aircraft Holdings, Inc.†	31,700	420,342

Telecom Equipment-Fiber Optics - 0.1%

Oplink Communications, Inc.†	13,820	228,168

Telecom Services - 2.6%

Consolidated Communications Holdings, Inc.	12,713	234,809
USA Mobility, Inc.	30,900	433,218
Vonage Holdings Corp.†	3,662,436	9,449,085

		10,117,112

Telecommunication Equipment - 1.0%

Arris Group, Inc.†	31,100	334,325
Comtech Telecommunications Corp.	52,600	1,593,254
Plantronics, Inc.	54,000	1,860,840
Tekelec†	6,300	69,426

		3,857,845

Telephone-Integrated - 0.3%

Alaska Communications Systems Group, Inc.	34,200	182,970
General Communication, Inc., Class A†	109,000	1,110,710

		1,293,680

Television - 0.4%

Belo Corp., Class A	31,518	184,380
LIN TV Corp., Class A†	44,400	151,404
Sinclair Broadcast Group, Inc., Class A	125,840	1,301,186

		1,636,970

Textile-Apparel - 0.0%

Cherokee, Inc.	8,800	113,344

Theaters - 1.3%

Regal Entertainment Group, Class A	362,600	5,167,050

Tobacco - 0.5%

Universal Corp.	39,100	1,852,558

Toys - 0.2%

JAKKS Pacific, Inc.	40,098	765,471

Transport-Air Freight - 0.4%

Atlas Air Worldwide Holdings, Inc.†	36,138	1,526,830

Transport-Equipment & Leasing - 0.1%

Amerco, Inc.†	600	46,800
TAL International Group, Inc.	9,800	257,936

		304,736

Transport-Marine - 3.3%

Excel Maritime Carriers, Ltd.†	33,600	63,504
Golar LNG, Ltd.	292,376	12,747,594
International Shipholding Corp.	9,278	174,612

		12,985,710

Transport-Rail - 0.1%

RailAmerica, Inc.†	18,300	257,115

Transport-Services - 0.1%

Pacer International, Inc.†	57,400	245,672

Transport-Truck - 1.7%

Arkansas Best Corp.	9,120	174,374
Celadon Group, Inc.	7,920	84,665
Forward Air Corp.	47,150	1,513,515
Heartland Express, Inc.	6,300	86,625
Landstar System, Inc.	41,000	1,897,070
Saia, Inc.†	39,820	463,107
Swift Transporation Co.†	217,400	1,852,248
Werner Enterprises, Inc.	23,080	540,995

		6,612,599

Water - 0.1%

California Water Service Group	10,360	190,935
Consolidated Water Co., Ltd.	10,200	83,946

		274,881

Web Portals/ISP - 0.6%

EarthLink, Inc.	380,200	2,395,260

Wireless Equipment - 0.1%

InterDigital, Inc.	2,580	113,417
RF Micro Devices, Inc.†	17,400	108,402

		221,819

Total Common Stock
(cost $362,310,026)		383,513,728

RIGHTS - 0.0%
Medical-Biomedical/Gene - 0.0%

Lexicon Pharmaceuticals, Inc. Expires 12/22/11† (cost $0)	267,400	4,569

U.S. GOVERNMENT TREASURIES - 0.1%
United States Treasury Notes - 0.1%

0.50% due 11/30/12(1)
(cost $275,978)	$275,000	275,946

Total Long-Term Investment Securities
(cost $362,586,004)		383,794,243

SHORT-TERM INVESTMENT SECURITIES - 0.5%
Time Deposits - 0.5%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/11 (cost $2,144,000)	2,144,000	2,144,000

REPURCHASE AGREEMENTS - 2.6%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 11/30/11, to be repurchased 12/01/11 in the amount of $1,275,000 and collateralized by $1,195,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 4.50%, due 01/15/14 and having an approximate value of $1,317,488	1,275,000	1,275,000
State Street Bank and Trust Co. Joint Repurchase Agreement(2)	8,896,000	8,896,000

Total Repurchase Agreements
(cost $10,171,000)		10,171,000

TOTAL INVESTMENTS
(cost $374,901,004)(3)	100.2%	396,109,243
Liabilities in excess of other assets	(0.2)	(831,991)

NET ASSETS	100.0%	$395,277,252

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for details Joint Repurchase Agreement.
(3)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2011	Unrealized Appreciation (Depreciation)
33	Long	Russell 2000 Mini Index	December 2011	$2,389,853	$2,431,110	$41,257

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$39,192,861	$—	$—	$39,192,861
Real Estate Investments Trusts	24,485,159	—	—	24,485,159
Other Industries*	319,835,708	—	—	319,835,708
Rights	4,569	—	—	4,569
U.S. Government Treasuries	—	275,946	—	275,946
Short-Term Investment Securities:
Time Deposits	—	2,144,000	—	2,144,000
Repurchase Agreement	—	10,171,000	—	10,171,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	41,257	—	—	41,257

Total	$383,559,554	$12,590,946	$—	$396,150,500

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS - November 30, 2011 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.2%
Advertising Agencies - 0.0%

Omnicom Group, Inc.	4,371	$188,696

Aerospace/Defense - 0.2%

Rockwell Collins, Inc.	23,976	1,316,282

Aerospace/Defense-Equipment - 0.0%

Exelis, Inc.	7,465	66,737

Agricultural Chemicals - 0.2%

Mosaic Co.	23,575	1,243,817

Apparel Manufacturers - 0.4%

Coach, Inc.	17,577	1,100,144
Ralph Lauren Corp.	383	54,332
VF Corp.	8,582	1,190,238

		2,344,714

Applications Software - 3.6%

Citrix Systems, Inc.†	9,158	653,790
Intuit, Inc.	7,216	384,180
Microsoft Corp.	861,910	22,047,658
Salesforce.com, Inc.†	3,732	441,943

		23,527,571

Athletic Footwear - 0.3%

NIKE, Inc., Class B	21,653	2,082,586

Audio/Video Products - 0.0%

Harman International Industries, Inc.	3,642	150,415

Auto-Heavy Duty Trucks - 0.2%

PACCAR, Inc.	25,428	1,031,614

Auto/Truck Parts & Equipment-Original - 0.4%

Johnson Controls, Inc.	82,173	2,586,806

Banks-Commercial - 0.7%

BB&T Corp.	109,350	2,533,639
First Horizon National Corp.	22,696	174,759
M&T Bank Corp.	14,075	1,027,194
Regions Financial Corp.	151,570	622,953

		4,358,545

Banks-Fiduciary - 0.8%

Bank of New York Mellon Corp.	93,915	1,827,586
Northern Trust Corp.	33,679	1,267,341
State Street Corp.	54,756	2,171,075

		5,266,002

Banks-Super Regional - 3.4%

Capital One Financial Corp.	67,700	3,023,482
Comerica, Inc.	460	11,601
Fifth Third Bancorp	54,838	662,991
Huntington Bancshares, Inc.	142,310	747,128
KeyCorp	174,634	1,273,082
PNC Financial Services Group, Inc.	47,564	2,578,444
SunTrust Banks, Inc.	33,301	603,747
US Bancorp	146,315	3,792,485
Wells Fargo & Co.	376,322	9,731,687

		22,424,647

Beverages-Non-alcoholic - 2.1%

Dr Pepper Snapple Group, Inc.	17,649	644,718
PepsiCo, Inc.	204,167	13,066,688

		13,711,406

Building-Residential/Commercial - 0.0%

PulteGroup, Inc.†	4,914	30,025

Cable/Satellite TV - 1.3%

Cablevision Systems Corp., Class A	27,703	415,545
Comcast Corp., Class A	233,559	5,294,783
DIRECTV, Class A†	66,606	3,145,135

		8,855,463

Cellular Telecom - 0.2%

MetroPCS Communications, Inc.†	37,819	316,923
Sprint Nextel Corp.†	309,359	835,270

		1,152,193

Chemicals-Diversified - 1.0%

Air Products & Chemicals, Inc.	51,795	4,337,831
PPG Industries, Inc.	24,920	2,186,730

		6,524,561

Chemicals-Specialty - 0.2%

Ecolab, Inc.	10,039	572,424
International Flavors & Fragrances, Inc.	2,085	113,132
Sigma-Aldrich Corp.	6,021	390,221

		1,075,777

Coal - 0.1%

Alpha Natural Resources, Inc.†	19,754	474,096

Commercial Services - 0.2%

Iron Mountain, Inc.	39,993	1,214,587

Commercial Services-Finance - 2.0%

Automatic Data Processing, Inc.	48,112	2,458,042
H&R Block, Inc.	49,866	784,392
Mastercard, Inc., Class A	7,534	2,821,860
Moody’s Corp.	8,253	286,462
Paychex, Inc.	64,940	1,890,403
Visa, Inc., Class A	33,821	3,279,622
Western Union Co.	83,431	1,455,037

		12,975,818

Computer Aided Design - 0.1%

Autodesk, Inc.†	12,727	433,609

Computer Services - 3.2%

Accenture PLC, Class A	59,272	3,433,627
Cognizant Technology Solutions Corp., Class A†	16,845	1,134,510
Computer Sciences Corp.	25,667	627,045
International Business Machines Corp.	84,357	15,859,116

		21,054,298

Computer Software - 0.0%

Akamai Technologies, Inc.†	10,898	315,061

Computers - 4.3%

Apple, Inc.†	56,182	21,472,760
Dell, Inc.†	172,860	2,724,274
Hewlett-Packard Co.	141,985	3,968,481

		28,165,515

Computers-Integrated Systems - 0.0%

Teradata Corp.†	1,726	93,601

Computers-Memory Devices - 0.7%

EMC Corp.†	131,087	3,016,312
NetApp, Inc.†	20,629	759,766
SanDisk Corp.†	6,937	342,063
Western Digital Corp.†	9,030	262,502

		4,380,643

Computers-Periphery Equipment - 0.0%

Lexmark International, Inc., Class A	2,373	79,401

Consulting Services - 0.0%

SAIC, Inc.†	15,338	184,823

Containers-Metal/Glass - 0.1%

Ball Corp.	10,857	381,189
Owens-Illinois, Inc.†	21,029	410,697

		791,886

Cosmetics & Toiletries - 3.3%

Avon Products, Inc.	40,301	685,117
Colgate-Palmolive Co.	28,984	2,652,036
Estee Lauder Cos., Inc., Class A	2,393	282,326
Procter & Gamble Co.	286,836	18,521,001

		22,140,480

Cruise Lines - 0.3%

Carnival Corp.	68,578	2,276,790

Data Processing/Management - 0.1%

Fidelity National Information Services, Inc.	35,575	857,002

Distribution/Wholesale - 0.1%

Fastenal Co.	11,857	493,844

Diversified Banking Institutions - 2.4%

Citigroup, Inc.	199,472	5,481,491
JPMorgan Chase & Co.	274,089	8,488,536
Morgan Stanley	136,687	2,021,601

		15,991,628

Diversified Manufacturing Operations - 1.2%

Danaher Corp.	62,943	3,045,182
Eaton Corp.	29,596	1,329,157
Ingersoll-Rand PLC	37,943	1,256,672
Parker Hannifin Corp.	24,387	2,018,756

		7,649,767

E-Commerce/Products - 0.7%

Amazon.com, Inc.†	23,978	4,610,729
Netflix, Inc.†	1,422	91,762

		4,702,491

E-Commerce/Services - 0.7%

eBay, Inc.†	88,951	2,632,060
Expedia, Inc.	22,898	636,908
priceline.com, Inc.†	2,347	1,140,384

		4,409,352

Electric Products-Misc. - 0.5%

Emerson Electric Co.	65,434	3,418,926

Electric-Integrated - 2.7%

CMS Energy Corp.	48,234	1,009,055
Consolidated Edison, Inc.	109,842	6,526,812
Integrys Energy Group, Inc.	49,506	2,549,064
Northeast Utilities	77,380	2,678,122
Pepco Holdings, Inc.	131,533	2,601,723
TECO Energy, Inc.	93,021	1,746,934
Wisconsin Energy Corp.	30,728	1,019,555

		18,131,265

Electronic Components-Misc. - 0.5%

Jabil Circuit, Inc.	19,212	389,427
TE Connectivity, Ltd.	91,782	2,910,407

		3,299,834

Electronic Components-Semiconductors - 2.8%

Advanced Micro Devices, Inc.†	54,137	308,040
Altera Corp.	20,159	759,389
Broadcom Corp., Class A†	25,671	778,986
First Solar, Inc.†	2,938	140,613
Intel Corp.	609,359	15,179,133
Microchip Technology, Inc.	8,380	292,546
NVIDIA Corp.†	37,088	579,685
Xilinx, Inc.	7,294	238,587

		18,276,979

Electronic Connectors - 0.0%

Amphenol Corp., Class A	3,422	155,119

Electronic Forms - 0.1%

Adobe Systems, Inc.†	32,102	880,237

Electronic Measurement Instruments - 0.2%

Agilent Technologies, Inc.†	33,125	1,242,187
FLIR Systems, Inc.	1,796	48,241

		1,290,428

Electronics-Military - 0.2%

L-3 Communications Holdings, Inc.	21,234	1,407,814

Engineering/R&D Services - 0.2%

Fluor Corp.	15,233	835,073
Jacobs Engineering Group, Inc.†	8,007	332,611

		1,167,684

Engines-Internal Combustion - 0.3%

Cummins, Inc.	22,890	2,204,994

Enterprise Software/Service - 1.4%

CA, Inc.	20,546	435,575
Oracle Corp.	289,255	9,068,144

		9,503,719

Finance-Consumer Loans - 0.1%

SLM Corp.	58,314	751,084

Finance-Credit Card - 1.3%

American Express Co.	148,467	7,132,355
Discover Financial Services	72,417	1,724,973

		8,857,328

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	99,518	1,190,235
E*TRADE Financial Corp.†	2,743	25,181

		1,215,416

Finance-Other Services - 0.4%

CME Group, Inc.	5,888	1,467,761
NYSE Euronext	31,722	905,980

		2,373,741

Food-Confectionery - 0.1%

Hershey Co.	11,578	667,819

Food-Misc. - 3.0%

Campbell Soup Co.	95,901	3,126,373
General Mills, Inc.	49,493	1,977,245
H.J. Heinz Co.	7,005	368,813

Kellogg Co.	71,373	3,508,697
Kraft Foods, Inc., Class A	310,611	11,228,588

		20,209,716

Food-Retail - 0.3%

SUPERVALU, Inc.	79,140	581,679
Whole Foods Market, Inc.	16,479	1,122,220

		1,703,899

Food-Wholesale/Distribution - 0.7%

Sysco Corp.	161,387	4,605,985

Gas-Distribution - 0.9%

CenterPoint Energy, Inc.	138,912	2,764,349
Nicor, Inc.	16,514	926,766
NiSource, Inc.	93,709	2,146,873

		5,837,988

Hazardous Waste Disposal - 0.0%

Stericycle, Inc.†	2,958	239,657

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc.	29,701	454,425

Hotels/Motels - 0.4%

Marriott International, Inc., Class A	50,433	1,544,259
Starwood Hotels & Resorts Worldwide, Inc.	19,705	939,534

		2,483,793

Human Resources - 0.1%

Monster Worldwide, Inc.†	8,389	61,324
Robert Half International, Inc.	10,196	270,092

		331,416

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc.	20,632	1,548,019

Industrial Gases - 0.9%

Praxair, Inc.	58,726	5,990,052

Instruments-Scientific - 0.3%

Thermo Fisher Scientific, Inc.†	39,271	1,855,555

Insurance Brokers - 0.6%

Aon Corp.	37,993	1,746,538
Marsh & McLennan Cos., Inc.	78,843	2,380,270

		4,126,808

Insurance-Life/Health - 0.6%

Aflac, Inc.	30,152	1,309,803
Lincoln National Corp.	22,436	452,759
Principal Financial Group, Inc.	2,770	66,840
Prudential Financial, Inc.	43,788	2,217,424

		4,046,826

Insurance-Multi-line - 2.1%

ACE, Ltd.	92,655	6,442,302
Cincinnati Financial Corp.	13,080	387,822
Genworth Financial, Inc., Class A†	17,102	112,702
Hartford Financial Services Group, Inc.	78,210	1,389,010
Loews Corp.	69,192	2,659,049
MetLife, Inc.	88,248	2,778,047

		13,768,932

Insurance-Property/Casualty - 1.4%

Chubb Corp.	67,052	4,521,987
Progressive Corp.	93,381	1,761,165
Travelers Cos., Inc.	57,315	3,223,969

		9,507,121

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	1,814	205,036

Internet Security - 0.1%

Symantec Corp.†	46,273	756,564

Investment Management/Advisor Services - 1.0%

Ameriprise Financial, Inc.	28,087	1,289,474
BlackRock, Inc.	15,337	2,638,578
Franklin Resources, Inc.	9,533	961,117
Invesco, Ltd.	48,857	989,354
Janus Capital Group, Inc.	16,907	111,586
T. Rowe Price Group, Inc.	5,885	334,033

		6,324,142

Machinery-Construction & Mining - 0.1%

Joy Global, Inc.	7,641	697,470

Machinery-General Industrial - 0.1%

Roper Industries, Inc.	9,703	826,599

Machinery-Pumps - 0.1%

Flowserve Corp.	7,471	767,795
Xylem, Inc.	7,465	178,413

		946,208

Medical Information Systems - 0.1%

Cerner Corp.†	6,206	378,442

Medical Instruments - 0.6%

Intuitive Surgical, Inc.†	1,194	518,446
Medtronic, Inc.	82,939	3,021,468
St. Jude Medical, Inc.	7,745	297,718

		3,837,632

Medical Products - 2.8%

Johnson & Johnson	278,263	18,009,182
Stryker Corp.	11,604	566,623

		18,575,805

Medical-Biomedical/Gene - 2.6%

Amgen, Inc.	126,986	7,353,759
Biogen Idec, Inc.†	19,391	2,228,995
Celgene Corp.†	46,982	2,963,625
Gilead Sciences, Inc.†	105,186	4,191,662
Life Technologies Corp.†	8,681	336,215

		17,074,256

Medical-Drugs - 1.4%

Allergan, Inc.	763	63,878
Bristol-Myers Squibb Co.	272,538	8,917,444
Forest Laboratories, Inc.†	17,195	515,162

		9,496,484

Medical-Generic Drugs - 0.2%

Mylan, Inc.†	21,879	427,297
Watson Pharmaceuticals, Inc.†	9,759	630,626

		1,057,923

Medical-HMO - 1.9%

Aetna, Inc.	39,591	1,655,696

Cigna Corp.	30,805	1,362,505
Coventry Health Care, Inc.†	24,614	786,171
Humana, Inc.	15,320	1,358,578
UnitedHealth Group, Inc.	92,846	4,528,099
WellPoint, Inc.	40,705	2,871,738

		12,562,787

Medical-Wholesale Drug Distribution - 0.4%

Cardinal Health, Inc.	33,037	1,402,751
McKesson Corp.	14,753	1,199,566

		2,602,317

Metal-Iron - 0.2%

Cliffs Natural Resources, Inc.	17,104	1,159,822

Motorcycle/Motor Scooter - 0.2%

Harley-Davidson, Inc.	41,909	1,540,994

Multimedia - 2.9%

News Corp., Class A	273,623	4,771,985
Time Warner, Inc.	149,777	5,215,235
Viacom, Inc., Class B	72,765	3,256,962
Walt Disney Co.	168,434	6,038,359

		19,282,541

Non-Hazardous Waste Disposal - 0.5%

Republic Services, Inc.	114,654	3,147,252

Office Automation & Equipment - 0.2%

Pitney Bowes, Inc.	7,057	131,472
Xerox Corp.	166,214	1,354,644

		1,486,116

Office Supplies & Forms - 0.1%

Avery Dennison Corp.	29,429	771,334

Oil & Gas Drilling - 0.3%

Diamond Offshore Drilling, Inc.	8,831	531,185
Helmerich & Payne, Inc.	8,063	459,268
Nabors Industries, Ltd.†	27,006	484,488
Noble Corp.	19,792	683,418

		2,158,359

Oil Companies-Exploration & Production - 3.3%

Anadarko Petroleum Corp.	43,622	3,545,160
Apache Corp.	33,820	3,363,061
Cabot Oil & Gas Corp.	8,184	725,021
Chesapeake Energy Corp.	56,889	1,441,567
Denbury Resources, Inc.†	34,342	580,380
Devon Energy Corp.	46,711	3,057,702
EOG Resources, Inc.	20,944	2,172,730
EQT Corp.	20,489	1,270,523
Newfield Exploration Co.†	12,688	581,110
Noble Energy, Inc.	17,388	1,710,805
Pioneer Natural Resources Co.	9,351	884,043
QEP Resources, Inc.	31,340	1,023,251
Range Resources Corp.	9,770	700,607
Southwestern Energy Co.†	17,013	647,345

		21,703,305

Oil Companies-Integrated - 1.2%

Hess Corp.	58,621	3,530,157
Marathon Petroleum Corp.	58,265	1,945,468
Murphy Oil Corp.	46,580	2,604,754

		8,080,379

Oil Field Machinery & Equipment - 0.6%

Cameron International Corp.†	9,090	490,769
FMC Technologies, Inc.†	20,262	1,060,918
National Oilwell Varco, Inc.	37,293	2,673,908

		4,225,595

Oil-Field Services - 1.8%

Baker Hughes, Inc.	36,481	1,992,227
Halliburton Co.	71,548	2,632,966
Schlumberger, Ltd.	100,326	7,557,558

		12,182,751

Pharmacy Services - 0.5%

Express Scripts, Inc.†	32,009	1,461,211
Medco Health Solutions, Inc.†	29,306	1,660,771

		3,121,982

Pipelines - 1.8%

El Paso Corp.	99,752	2,494,797
ONEOK, Inc.	18,210	1,514,344
Spectra Energy Corp.	201,809	5,937,221
Williams Cos., Inc.	69,356	2,238,812

		12,185,174

Publishing-Newspapers - 0.0%

Gannett Co., Inc.	24,500	266,070

Quarrying - 0.0%

Vulcan Materials Co.	8,838	286,705

Real Estate Investment Trusts - 1.7%

Equity Residential	18,838	1,039,669
HCP, Inc.	38,316	1,480,913
Host Hotels & Resorts, Inc.	79,362	1,122,972
Prologis, Inc.	43,507	1,210,365
Public Storage	1,889	249,159
Simon Property Group, Inc.	38,808	4,825,387
Ventas, Inc.	16,719	882,095
Vornado Realty Trust	5,391	401,360

		11,211,920

Real Estate Management/Services - 0.0%

CBRE Group, Inc., Class A†	19,090	320,903

Resort/Theme Parks - 0.0%

Marriott Vacations Worldwide Corp.†	5,043	80,592

Retail-Apparel/Shoe - 0.4%

Abercrombie & Fitch Co., Class A	4,105	196,671
Gap, Inc.	23,767	444,205
Limited Brands, Inc.	41,802	1,769,479
Ross Stores, Inc.	5,090	453,468

		2,863,823

Retail-Automobile - 0.1%

CarMax, Inc.†	12,379	356,020

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	12,929	782,334

Retail-Building Products - 0.6%

Lowe’s Cos., Inc.	154,244	3,703,398

Retail-Discount - 0.5%

Costco Wholesale Corp.	39,564	3,374,809

Retail-Drug Store - 1.1%

CVS Caremark Corp.	186,612	7,248,010

Retail-Jewelry - 0.1%

Tiffany & Co.	6,532	437,905

Retail-Office Supplies - 0.2%

Staples, Inc.	89,332	1,287,274

Retail-Regional Department Stores - 0.1%

Kohl’s Corp.	7,631	410,548

Retail-Restaurants - 0.5%

Chipotle Mexican Grill, Inc.†	1,299	417,706
Starbucks Corp.	67,573	2,938,074

		3,355,780

Savings & Loans/Thrifts - 0.1%

Hudson City Bancorp, Inc.	75,701	423,169

Semiconductor Components-Integrated Circuits - 0.2%

Analog Devices, Inc.	29,812	1,039,246
Linear Technology Corp.	13,738	420,795

		1,460,041

Semiconductor Equipment - 0.4%

Applied Materials, Inc.	166,794	1,798,039
KLA-Tencor Corp.	16,415	756,732

		2,554,771

Telecom Equipment-Fiber Optics - 0.0%

JDS Uniphase Corp.†	10,443	114,664

Telecommunication Equipment - 0.3%

Harris Corp.	21,752	774,371
Juniper Networks, Inc.†	38,340	870,701
Tellabs, Inc.	31,504	125,071

		1,770,143

Telephone-Integrated - 0.6%

Frontier Communications Corp.	301,982	1,727,337
Windstream Corp.	179,977	2,116,530

		3,843,867

Television - 0.3%

CBS Corp., Class B	72,490	1,887,640

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc.	21,012	1,374,815

Toys - 0.2%

Hasbro, Inc.	5,750	205,907
Mattel, Inc.	30,112	867,527

		1,073,434

Transport-Rail - 1.4%

CSX Corp.	168,548	3,659,177
Norfolk Southern Corp.	76,456	5,775,486

		9,434,663

Transport-Services - 1.0%

C.H. Robinson Worldwide, Inc.	18,917	1,296,004
Expeditors International of Washington, Inc.	21,238	924,065
FedEx Corp.	44,090	3,662,997
Ryder System, Inc.	14,940	781,063

		6,664,129

Vitamins & Nutrition Products - 0.2%

Mead Johnson Nutrition Co.	17,937	1,351,732

Web Portals/ISP - 1.8%

Google, Inc., Class A†	18,322	10,982,023
Yahoo!, Inc.†	68,259	1,072,349

		12,054,372

Wireless Equipment - 2.0%

American Tower Corp., Class A†	47,058	2,776,422
Motorola Mobility Holdings, Inc.†	13,079	510,081
Motorola Solutions, Inc.	33,584	1,567,365
QUALCOMM, Inc.	157,851	8,650,235

		13,504,103

Total Long-Term Investment Securities (cost $586,608,357)		636,820,031

SHORT-TERM INVESTMENT SECURITIES - 0.5%
U.S. Government Treasuries - 0.5%

United States Treasury Bills 0.01% due 12/15/11(1) (cost $3,000,000)	$3,000,000	3,000,000

REPURCHASE AGREEMENT - 3.0%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $19,909,000)	19,909,000	19,909,000

TOTAL INVESTMENTS
(cost $609,517,357)(3)	99.7%	659,729,031
Other assets less liabilities	0.3	1,927,921

NET ASSETS	100.0%	$661,656,952

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for details of Joint Repurchase Agreement.
(3)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2011	Unrealized Appreciation (Depreciation)
402	Long	S&P 500 E-Mini Index	December 2011	$23,284,946	$25,044,600	$1,759,654

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$636,820,031	$—	$—	$636,820,031
Short-Term Investment Securities:
U.S. Government Treasuries	—	3,000,000	—	3,000,000
Repurchase Agreement	—	19,909,000	—	19,909,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	1,759,654	—	—	1,759,654

Total	$638,579,685	$22,909,000	$—	$661,488,685

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2011 - (Unaudited)

Security Description	Principal Amount(15)/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 3.9%
Diversified Financial Services - 3.9%

Banc of America Merril Lynch Commercial Mtg., Inc. Series 2006-5, Class AM 5.45% due 09/10/47(1)	$500,000	$453,990
Cajun Global LLC Series 2011-1A, Class A2 5.96% due 02/20/41*	488,068	505,983
Citibank Omni Master Trust Series 2009-A17, Class A17 4.90% due 11/15/18*	1,500,000	1,632,928
CLI Funding LLC Series 2011-2A Note 4.94% due 10/15/26*	297,120	297,016
Countrywide Asset-Backed Certs.VRS Series 2004-BC2, Class M2 1.83% due 02/25/34	81,322	70,891
Discover Card Master Trust Series 2007-A1, Class A1 5.65% due 03/16/20	200,000	237,443
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	183,388	188,590
FDIC Structured Sale Guar. Notes Series 2010-S1, Class 2A 3.25% due 04/25/38*(2)	2,287,943	2,345,034
Ford Credit Floorplan Master Owner Trust Series 2010-3, Class A1 4.20% due 02/15/17*	1,125,000	1,212,353
GE Capital Commercial Mtg. Corp. Series 2007-C1, Class A4 5.54% due 12/10/49(1)	1,900,000	1,956,840
GMAC Mtg. Corp. Loan Trust Series 2010-1, Class A 4.25% due 07/25/40*(2)	5,033	5,026
GS Mtg. Securities Corp. II VRS Series 2007-GG10, Class A4 5.98% due 08/10/45(1)	2,422,744	2,570,163
GSAA Trust VRS Series 2006-11, Class 2A2 0.42% due 07/25/36	3,337,674	1,307,777
JP Morgan Mtg. Acquisition Corp. VRS Series 2006-CH2, Class AV3 0.36% due 10/25/36	1,500,000	1,261,971
Merrill Lynch Mtg. Investors, Inc. VRS Series 2005-A9, Class 3A1 2.69% due 12/25/35(2)	1,013,373	752,040
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-8, Class AM 6.17% due 08/12/49(1)	500,000	413,901
Morgan Stanley Capital I VRS Series 2005-IQ10, Class B 5.47% due 09/15/42(1)	150,000	139,487
Morgan Stanley Capital I VRS Series 2006-HQ9, Class B 5.83% due 07/05/44(1)	1,112,000	808,714
Nordstrom Private Label Credit Card Master Note Trust Series 2011-1A, Class A 2.28% due 11/15/19*(3)	1,000,000	1,003,280
Sierra Receivables Funding Co. LLC Series 2010-3A, Class A 3.51% due 11/20/25*	110,896	112,116
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/41*	258,070	263,154
Wachovia Bank Commercial Mtg. Trust VRS Series 2003-C7, Class J 5.36% due 10/15/35*(1)	2,750,000	1,941,679
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-8, Class A2 0.66% due 07/25/36(2)	388,440	375,601

Total Asset Backed Securities
(cost $20,854,869)		19,855,977

U.S. CORPORATE BONDS & NOTES - 41.3%
Advanced Materials - 0.1%

Polymer Group, Inc. Senior Sec. Notes 7.75% due 02/01/19*	580,000	587,250

Advertising Services - 0.3%

Checkout Holding Corp. Senior Notes zero coupon due 11/15/15*	1,065,000	521,850
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	1,035,000	952,200

		1,474,050

Aerospace/Defense - 0.2%

Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	331,000	345,280
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	306,000	344,238
Raytheon Co. Senior Notes 1.40% due 12/15/14	314,000	314,761
Raytheon Co. Senior Notes 4.70% due 12/15/41	214,000	212,227

		1,216,506

Aerospace/Defense-Equipment - 0.1%

Exelis, Inc. Company Guar. Notes 5.55% due 10/01/21*	455,000	468,137

Airlines - 0.5%

American Airlines Pass Through Trust Series 2011-2, Class A 8.63% due 10/15/21	800,000	776,000

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 04/02/14	36,714	33,778
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	329,398	306,340
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	330,516	271,023
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	978,000	997,560

		2,384,701

Applications Software - 0.0%

SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	125,000	125,313

Auto-Cars/Light Trucks - 0.6%

Chrysler Group LLC/CG Co-Issuer, Inc. Senior Sec. Notes 8.25% due 06/15/21*	2,575,000	2,163,000
Daimler Finance North America LLC FRS Company Guar. Notes 0.97% due 03/28/14*	800,000	783,834

		2,946,834

Auto-Heavy Duty Trucks - 0.2%

Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	1,035,000	1,078,988

Auto/Truck Parts & Equipment-Original - 0.3%

Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	930,000	978,825
Johnson Controls, Inc. Senior Notes 2.60% due 12/01/16	318,000	319,126

		1,297,951

Auto/Truck Parts & Equipment-Replacement - 0.0%

Exide Corp. Escrow Notes 10.00% due 04/15/05†(3)(4)	150,000	0

Banks-Commercial - 0.6%

Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	854,000	864,677
Branch Banking & Trust Co. FRS Sub. Notes 0.80% due 05/23/17	168,000	149,236
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	1,908,138	1,889,057
KeyBank NA Sub. Notes 7.41% due 10/15/27	52,000	56,080
Zions Bancorp. Senior Notes 7.75% due 09/23/14	356,000	377,809

		3,336,859

Banks-Fiduciary - 0.1%

State Street Capital Trust IV FRS Ltd. Guar. Notes 1.35% due 06/15/37	454,000	309,368

Banks-Money Center - 0.2%

Comerica Bank Sub. Notes 5.20% due 08/22/17	276,000	296,044
Dresdner Funding Trust I Jr. Sub. Bonds 8.15% due 06/30/31*	965,000	617,600

		913,644

Banks-Super Regional - 0.8%

Bank of America NA Sub. Notes 5.30% due 03/15/17	309,000	271,136
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/40	294,000	295,632
Capital One Financial Corp. FRS Senior Notes 1.55% due 07/15/14	359,000	351,191
Capital One Financial Corp. Senior Notes 3.15% due 07/15/16	166,000	165,545
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	183,000	202,736
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	175,000	185,450
PNC Financial Services Group, Inc. FRS Jr. Sub. Notes 6.75% due 08/01/21(5)	674,000	653,780
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(5)	30,000	22,200
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/17	471,000	462,675
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	135,000	148,379
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	28,000	27,944

Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.57% due 01/23/12(5)	259,000	218,855
Wachovia Corp. FRS Senior Notes 0.62% due 06/15/17	330,000	299,800
Wells Fargo & Co. FRS Senior Notes 0.62% due 10/28/15	392,000	368,146
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(5)	150,000	159,000
Wells Fargo Bank NA FRS Sub. Notes 0.67% due 05/16/16	290,000	256,459

		4,088,928

Broadcast Services/Program - 0.4%

Fisher Communications, Inc. Company Guar. Notes 8.63% due 09/15/14	409,000	415,646
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	1,100,000	1,111,000
Scripps Networks Interactive, Inc. Senior Notes 2.70% due 12/15/16	523,000	518,037

		2,044,683

Building & Construction Products-Misc. - 0.3%

Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	1,080,000	1,074,600
Interline Brands, Inc. Company Guar. Notes 7.00% due 11/15/18	450,000	463,500

		1,538,100

Building Products-Cement - 0.2%

Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16	1,615,000	1,268,010

Building-Heavy Construction - 0.2%

New Enterprise Stone & Lime Co. Company Guar. Notes 11.00% due 09/01/18	1,020,000	808,350

Building-Residential/Commercial - 0.3%

Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/19	675,000	440,437
KB Home Company Guar. Notes 9.10% due 09/15/17	400,000	357,000
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	975,000	911,625

		1,709,062

Cable/Satellite TV - 1.4%

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21	1,600,000	1,542,000
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	205,000	212,000
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	1,200,000	1,367,951
COX Communications, Inc. Senior Notes 5.88% due 12/01/16*	502,000	574,060
CSC Holdings LLC Senior Notes 7.88% due 02/15/18	910,000	991,900
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/15	1,305,000	1,376,775
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	950,000	1,074,687
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	210,000	253,038

		7,392,411

Capacitors - 0.2%

Kemet Corp. Senior Sec. Notes 10.50% due 05/01/18	825,000	868,313

Casino Hotels - 0.9%

CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/17*(6)	1,293,089	1,280,158
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	1,230,000	1,162,350
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	1,735,000	1,804,400
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	480,000	537,000

		4,783,908

Casino Services - 0.1%

Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	715,000	403,975

Cellular Telecom - 1.2%

Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	1,704,000	1,699,740
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	5,030,000	4,426,400

		6,126,140

Chemicals-Diversified - 0.1%

Dow Chemical Co. Senior Notes 5.25% due 11/15/41	327,000	318,704
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	53,000	52,473

		371,177

Chemicals-Plastics - 0.3%

Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	1,600,000	1,444,000

Chemicals-Specialty - 0.1%

Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	408,000	494,772
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	214,000	281,557

		776,329

Coal - 1.3%

Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	1,305,000	1,246,275
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	785,000	843,875
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	1,300,000	1,293,500
James River Coal Co. Company Guar. Notes 7.88% due 04/01/19	1,020,000	775,200
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	1,230,000	1,168,500
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/18*	650,000	649,187
SunCoke Energy, Inc. Company Guar. Notes 7.63% due 08/01/19*	485,000	475,300

		6,451,837

Commercial Services - 0.3%

Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	2,100,000	1,601,250

Computer Graphics - 0.2%

Eagle Parent, Inc. Company Guar. Notes 8.63% due 05/01/19*	1,135,000	1,052,713

Computer Services - 0.3%

Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	234,000	251,221
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	900,000	918,000
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	280,000	359,695

		1,528,916

Computers - 0.1%

Hewlett-Packard Co. Senior Notes 3.00% due 09/15/16	486,000	498,106
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/41	256,000	275,729

		773,835

Consulting Services - 0.1%

FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/20	650,000	655,688

Consumer Products-Misc. - 0.3%

American Achievement Corp. Sec. Notes 10.88% due 04/15/16*	760,000	581,400
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	1,110,000	1,115,550

		1,696,950

Containers-Metal/Glass - 0.6%

Ball Corp. Company Guar. Notes 7.38% due 09/01/19	1,416,000	1,536,360
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/21	850,000	881,875
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	755,000	770,100

		3,188,335

Containers-Paper/Plastic - 0.4%

Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	400,000	436,000

Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/16*	1,225,000	1,212,750
Sealed Air Corp. Company Guar. Notes 8.13% due 09/15/19*	550,000	583,000

		2,231,750

Cosmetics & Toiletries - 0.2%

Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	775,000	825,375

Data Processing/Management - 0.2%

Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	950,000	957,125

Dialysis Centers - 0.2%

DaVita, Inc. Company Guar. Notes 6.38% due 11/01/18	1,200,000	1,179,000

Distribution/Wholesale - 0.2%

McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16	1,105,000	1,088,425

Diversified Banking Institutions - 1.4%
Bank of America Corp. FRS Senior Notes 1.94% due 07/11/14	360,000	317,489
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	277,000	249,060
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	49,000	43,986
Bank of America Corp. FRS Jr. Sub. Notes 8.13% due 05/15/18(5)	1,005,000	857,074
Citigroup, Inc. Senior Notes 4.50% due 01/14/22	561,000	519,464
Citigroup, Inc. Sub. Notes 4.88% due 05/07/15	291,000	288,022
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	793,000	794,561
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	53,000	55,157
GMAC LLC Sub. Notes 8.00% due 12/31/18	1,500,000	1,391,250
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	517,000	516,410
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	334,000	297,174
JPMorgan Chase & Co. FRS Sub. Notes 1.55% due 09/01/15	162,000	158,754
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	212,000	210,308
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	365,000	390,845
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(5)	150,000	158,666
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.46% due 05/15/77	65,000	45,554
Morgan Stanley Senior Notes 5.55% due 04/27/17	471,000	435,653
Morgan Stanley Senior Notes 5.63% due 09/23/19	208,000	181,684
Morgan Stanley Senior Notes 6.63% due 04/01/18	378,000	355,747

		7,266,858

Diversified Financial Services - 0.3%

General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	290,000	287,170
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	162,000	159,502
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	1,155,000	1,249,721

		1,696,393

Diversified Manufacturing Operations - 0.4%

3M Co. Senior Notes 1.38% due 09/29/16	587,000	584,847
General Electric Co. Senior Notes 5.25% due 12/06/17	85,000	95,068
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/15	700,000	518,000
Harsco Corp. Senior Notes 2.70% due 10/15/15	377,000	387,406
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21	230,000	242,018

		1,827,339

Electric-Distribution - 0.1%

Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	230,000	264,731

Electric-Generation - 0.5%

AES Corp. Senior Notes 8.00% due 10/15/17	865,000	929,875
Edison Mission Energy Senior Notes 7.63% due 05/15/27	1,230,000	713,400
Homer City Funding LLC Senior Sec. Notes 8.14% due 10/01/19	198,250	167,521
Midwest Generation LLC Pass Through Certs., Series B 8.56% due 01/02/16	183,590	184,049
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	425,889	433,342

		2,428,187

Electric-Integrated - 0.7%

Cleco Power LLC Senior Notes 6.00% due 12/01/40	187,000	220,547
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	336,000	371,746
Entergy Mississippi, Inc. 1st Mtg. Notes 3.25% due 06/01/16	92,000	95,521
Exelon Corp. Senior Notes 5.63% due 06/15/35	190,000	202,439
Georgia Power Co. Senior Notes 3.00% due 04/15/16	153,000	161,629
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	236,996	241,736
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.55% due 12/01/41*	582,000	568,753
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34	238,000	286,014
Puget Sound Energy, Inc. Senior Sec. Notes 4.43% due 11/15/41	325,000	321,906
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(3)(4)	725,000	0
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/20*	1,055,000	875,650

		3,345,941

Electronic Components-Misc. - 0.2%

Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	1,112,000	1,114,780

Electronic Components-Semiconductors - 0.4%

Broadcom Corp. Senior Notes 2.70% due 11/01/18	709,000	697,121
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	1,255,000	1,308,338
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	214,000	260,218

		2,265,677

Electronics-Military - 0.2%

L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	971,000	926,651

Finance-Auto Loans - 0.5%

Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/21	1,721,000	1,759,650
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18*	910,000	906,953

		2,666,603

Finance-Commercial - 0.0%

Textron Financial Corp. Senior Notes 5.40% due 04/28/13	153,000	156,634

Finance-Credit Card - 0.1%

American Express Credit Corp. Senior Notes 2.80% due 09/19/16	490,000	484,912
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	108,000	107,190

		592,102

Finance-Investment Banker/Broker - 0.4%

Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17	336,000	352,548
GFI Group, Inc. Senior Notes 8.38% due 07/19/18*	284,000	247,080
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 0.00% due 05/31/12†(5)(7)(8)	101,000	10

Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(7)(8)	97,000	24,977
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(7)(8)	111,000	56
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(7)(8)	143,000	72
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	283,000	265,537
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	106,000	94,719
Oppenheimer Holdings, Inc. Senior Sec. Notes 8.75% due 04/15/18	920,000	852,150
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	297,000	295,461

		2,132,610

Finance-Leasing Companies - 0.1%

Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	122,000	123,643
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	144,000	147,399

		271,042

Finance-Other Services - 0.2%

SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	1,290,000	1,225,500

Financial Guarantee Insurance - 0.3%

Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	2,630,000	1,801,550

Firearms & Ammunition - 0.2%

FGI Operating Co, Inc. Senior Sec. Notes 10.25% due 08/01/15	887,000	926,915

Food-Canned - 0.2%

Blue Merger Sub, Inc. Company Guar. Notes 7.63% due 02/15/19*	1,200,000	1,074,000

Food-Meat Products - 0.2%

Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	725,000	830,125

Food-Misc. - 0.1%

Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	374,000	443,456

Food-Retail - 0.3%

Ingles Markets, Inc. Senior Notes 8.88% due 05/15/17	400,000	424,000
Safeway, Inc. Senior Notes 3.40% due 12/01/16	516,000	515,721
Safeway, Inc. Senior Notes 4.75% due 12/01/21	732,000	730,163

		1,669,884

Funeral Services & Related Items - 0.3%

Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	1,515,000	1,515,000

Gambling (Non-Hotel) - 0.1%

Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	572,730	286,365

Gas-Distribution - 0.0%

Southern Union Co. Senior Notes 7.60% due 02/01/24	198,000	235,069

Gas-Transportation - 0.2%

Sabine Pass LNG LP Senior Sec. Notes 7.25% due 11/30/13	820,000	811,800

Home Furnishings - 0.1%

Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	666,000	599,400

Hospital Beds/Equipment - 0.2%

Chiron Merger Sub, Inc. Company Guar. Notes 10.50% due 11/01/18*	875,000	840,000

Independent Power Producers - 0.8%

Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	995,000	1,032,312
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(3)(4)	1,615,000	0
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	1,450,000	1,464,500
NGC Corp. Capital Trust I Company Guar. Notes 8.32% due 06/01/27†(8)	750,000	165,000
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/18	575,000	566,375

NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	925,000	911,125

		4,139,312

Instruments-Scientific - 0.1%

PerkinElmer, Inc. Senior Notes 5.00% due 11/15/21	494,000	492,944

Insurance-Life/Health - 0.3%

Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	145,000	150,942
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	187,000	189,587
Protective Life Corp. Senior Notes 8.45% due 10/15/39	396,000	447,685
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20	304,000	295,485
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	287,000	301,424

		1,385,123

Insurance-Multi-line - 0.4%

Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	184,000	166,905
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/18	498,000	510,629
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	1,600,000	1,563,008

		2,240,542

Insurance-Mutual - 0.3%

Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	135,000	139,139
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/35*	182,000	174,370
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	295,000	255,175
Liberty Mutual Group, Inc. FRS Company Guar. Notes 10.75% due 06/15/88*	840,000	1,012,200

		1,580,884

Marine Services - 0.3%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19	1,546,000	1,495,755

Medical Instruments - 0.3%

Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	1,510,000	1,411,850

Medical Products - 0.4%

Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	244,000	322,056
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	840,000	905,100
Universal Hospital Services, Inc. Sec. Notes 8.50% due 06/01/15(6)	600,000	604,500

		1,831,656

Medical-Biomedical/Gene - 0.3%

Amgen, Inc. Senior Notes 3.88% due 11/15/21	493,000	485,981
Amgen, Inc. Senior Notes 5.15% due 11/15/41	650,000	626,724
Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15	205,000	218,427

		1,331,132

Medical-Drugs - 0.2%

Axcan Intermediate Holdings, Inc. Company Guar. Notes 12.75% due 03/01/16	450,000	460,125
Johnson & Johnson Notes 5.55% due 08/15/17	330,000	397,000

		857,125

Medical-Generic Drugs - 0.3%

Mylan, Inc. Company Guar. Notes 6.00% due 11/15/18*	1,360,000	1,356,600
Teva Pharmaceutical Finance IV LLC Company Guar. Notes 1.70% due 11/10/14	174,000	174,406

		1,531,006

Medical-HMO - 0.3%

AMERIGROUP Corp. Senior Notes 7.50% due 11/15/19	710,000	727,750
Multiplan, Inc. Company Guar. Notes 9.88% due 09/01/18*	900,000	897,750

		1,625,500

Medical-Hospitals - 1.1%

Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17	800,000	791,000
HCA, Inc. Senior Notes 7.50% due 11/15/95	1,352,000	1,020,760
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	1,210,000	1,306,800
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/19*	675,000	561,938
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	1,023,000	948,832
Tenet Healthcare Corp. Senior Sec. Notes 10.00% due 05/01/18	931,000	1,047,375

		5,676,705

Metal-Aluminum - 0.1%

Alcoa, Inc. Senior Notes 5.72% due 02/23/19	380,000	380,407
Alcoa, Inc. Senior Notes 5.90% due 02/01/27	266,000	253,389

		633,796

Metal-Copper - 0.0%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	225,000	239,344

Metal-Iron - 0.1%

Cliffs Natural Resources, Inc. Senior Notes 4.80% due 10/01/20	664,000	649,021

Motion Pictures & Services - 0.1%

NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*	425,000	443,063

MRI/Medical Diagnostic Imaging - 0.3%

Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	1,635,000	1,446,975

Multimedia - 0.3%

Haights Cross Operating Co. FRS Ltd. Guar. Notes 16.00% due 03/15/14†(3)(4)(8)	57,636	7,205
News America, Inc. Company Guar. Notes 6.55% due 03/15/33	312,000	334,310
News America, Inc. Company Guar. Notes 8.45% due 08/01/34	205,000	238,446
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	325,000	429,169
Walt Disney Co. Senior Notes 4.13% due 12/01/41	352,000	344,463

		1,353,593

Music - 0.3%

WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	1,415,000	1,485,750

Non-Ferrous Metals - 0.0%

Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/03†(3)(4)(9)(11)	75,000	0

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	389,000	404,329
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/18	312,000	366,952

		771,281

Office Automation & Equipment - 0.1%

CDW LLC/CDW Finance Corp. Company Guar. Notes 11.00% due 10/12/15	38,000	38,000
Xerox Corp. Senior Notes 4.50% due 05/15/21	276,000	274,525

		312,525

Oil & Gas Drilling - 0.1%

Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/19	471,000	576,236

Oil Companies-Exploration & Production - 2.4%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	855,000	818,662
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	775,000	769,188
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/21	990,000	975,150
Chesapeake Energy Corp. Company Guar. Notes 6.13% due 02/15/21	425,000	426,063
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/20	1,015,000	1,050,525
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/21	445,000	453,900

Encore Acquisition Co. Company Guar. Notes 9.50% due 05/01/16	490,000	540,225
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19	780,000	772,200
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.63% due 04/15/21*	450,000	463,500
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20	1,850,000	1,933,250
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16*	780,000	546,000
Noble Energy, Inc. Senior Notes 6.00% due 03/01/41	282,000	314,680
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	515,000	597,342
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/22	575,000	586,500
Plains Exploration & Production Co. Company Guar. Notes 10.00% due 03/01/16	325,000	367,250
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	847,000	897,820
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/21	565,000	516,975
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	442,000	511,760

		12,540,990

Oil Companies-Integrated - 0.2%

Hess Corp. Senior Notes 5.60% due 02/15/41	447,000	474,921
Hess Corp. Senior Notes 7.88% due 10/01/29	495,000	641,307

		1,116,228

Oil Field Machinery & Equipment - 0.1%

Dresser-Rand Group, Inc. Company Guar. Notes 6.50% due 05/01/21*	505,000	496,163

Oil Refining & Marketing - 0.3%

Alon Refining Krotz Springs, Inc. Senior Sec. Notes 13.50% due 10/15/14	420,000	438,900
Reliance Holdings USA, Inc. Company Guar. Notes 4.50% due 10/19/20	265,000	241,009
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/17*	945,000	1,051,312

		1,731,221

Oil-Field Services - 0.5%

Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18*	615,000	584,250
Green Field Energy Services, Inc. Senior Sec. Notes 13.00% due 11/15/16*	895,000	903,950
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	530,000	551,200
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19	580,000	582,900

		2,622,300

Paper & Related Products - 0.7%

Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	508,000	558,324
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	1,290,000	1,296,450
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/30	1,648,000	1,841,422

		3,696,196

Pharmacy Services - 0.2%

Aristotle Holding, Inc. Company Guar. Notes 2.75% due 11/21/14*	508,000	513,224
Aristotle Holding, Inc. Company Guar. Notes 6.13% due 11/15/41*	320,000	332,732

		845,956

Pipelines - 1.0%

Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	600,000	597,000
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	950,000	983,250
Enterprise Products Operating LLC Company Guar. Notes 5.20% due 09/01/20	90,000	98,240
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18	1,075,000	1,048,125

IFM US Colonial Pipeline 2 LLC Senior Sec. Notes 6.45% due 05/01/21*	470,000	499,932
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	450,000	459,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/20	210,000	216,037
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	249,000	281,607
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 6.88% due 12/01/18	520,000	543,400
Southern Natural Gas Co./Southern Natural Issuing Corp. Senior Notes 4.40% due 06/15/21	186,000	185,711
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	350,000	353,500

		5,265,802

Printing-Commercial - 0.1%

Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/21	770,000	704,550

Private Corrections - 0.2%

Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/21	850,000	841,500

Publishing-Newspapers - 0.2%

McClatchy Co. Senior Sec. Notes 11.50% due 02/15/17	1,260,000	1,168,650

Real Estate Investment Trusts - 0.8%

BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	308,000	303,082
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	308,000	297,675
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	695,000	712,338
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	925,000	975,875
HCP, Inc. Senior Notes 3.75% due 02/01/16	175,000	175,301
HCP, Inc. Senior Notes 5.38% due 02/01/21	189,000	195,124
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	140,000	137,122
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	1,170,000	1,148,062

		3,944,579

Real Estate Management/Services - 0.3%

Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19*	1,735,000	1,678,612

Real Estate Operations & Development - 0.2%

First Industrial LP Senior Notes 5.75% due 01/15/16	1,255,000	1,198,647

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(3)(4)	1,625,000	163

Rental Auto/Equipment - 0.9%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18	830,000	836,225
B-Corp Merger Sub, Inc. Senior Notes 8.25% due 06/01/19*	925,000	841,750
Hertz Corp. Company Guar. Notes 7.50% due 10/15/18	800,000	802,000
RSC Equipment Rental, Inc./RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21	1,550,000	1,472,500
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	800,000	788,000

		4,740,475

Retail-Apparel/Shoe - 0.1%

Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/21	460,000	479,550

Retail-Discount - 0.1%

Wal-Mart Stores, Inc. Senior Notes 4.88% due 07/08/40	383,000	406,471
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	208,000	232,814

		639,285

Retail-Drug Store - 0.4%

CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	362,000	423,595
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*	264,795	263,675
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/20	1,075,000	1,161,000

		1,848,270

Retail-Perfume & Cosmetics - 0.1%

Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/19*	420,000	423,150

Retail-Propane Distribution - 0.2%

Inergy LP/Inergy Finance Corp. Company Guar. Notes 6.88% due 08/01/21	705,000	669,750
Inergy LP/Inergy Finance Corp. Company Guar. Notes 7.00% due 10/01/18	215,000	210,700

		880,450

Retail-Regional Department Stores - 0.2%

Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	720,000	802,221

Retail-Restaurants - 0.4%

Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	880,000	902,000
Landry’s Restaurants, Inc. Sec. Notes 11.63% due 12/01/15	1,150,000	1,198,875

		2,100,875

Retail-Toy Stores - 0.2%

Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	1,200,000	1,227,000

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(3)(4)(9)(11)	25,000	0

Seismic Data Collection - 0.1%

Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	745,000	461,900

Special Purpose Entities - 0.1%

FUEL Trust Sec. Notes 3.98% due 06/15/16*	269,000	261,451
FUEL Trust Sec. Notes 4.21% due 04/15/16*	220,000	216,488

		477,939

Steel-Producers - 0.5%

Gerdau Holdings, Inc. Company Guar. Notes 7.00% due 01/20/20	300,000	312,750
JMC Steel Group Senior Notes 8.25% due 03/15/18*	825,000	775,500
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	450,000	451,125
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	900,000	925,875

		2,465,250

Storage/Warehousing - 0.1%

Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	533,000	533,000

Telecom Services - 0.4%

BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	270,000	309,974
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	25,000	20,250
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	125,000	101,250
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.27% due 12/11/23	250,000	202,500
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17	1,200,000	1,296,000

		1,929,974

Telecommunication Equipment - 0.1%

Harris Corp. Senior Notes 4.40% due 12/15/20	300,000	308,556

Telephone-Integrated - 0.9%

AT&T, Inc. Senior Notes 3.88% due 08/15/21	451,000	456,628
AT&T, Inc. Senior Notes 6.45% due 06/15/34	208,000	237,981
BellSouth Corp. Senior Notes 6.55% due 06/15/34	182,000	210,602
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28	210,000	186,330

CenturyLink, Inc. Senior Notes 6.45% due 06/15/21	517,000	498,494
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	473,000	444,855
Cincinnati Bell, Inc. Company Guar. Notes 8.25% due 10/15/17	775,000	751,750
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/20	270,000	262,575
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	1,575,000	1,504,125

		4,553,340

Television - 0.1%

Local TV Finance LLC Senior Notes 9.25% due 06/15/15*(6)	273,848	257,417

Theaters - 0.2%

Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/21	885,000	882,788

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 6.00% due 05/23/11	340,000	378,137

Transport-Services - 0.2%

Bristow Group, Inc. Company Guar. Notes 7.50% due 09/15/17	530,000	545,900
Ryder System, Inc. Senior Notes 3.15% due 03/02/15	116,000	118,863
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	117,000	121,406

		786,169

Web Hosting/Design - 0.2%

Equinix, Inc. Senior Notes 8.13% due 03/01/18	970,000	1,033,050

Wire & Cable Products - 0.1%

Coleman Cable, Inc. Company Guar. Notes 9.00% due 02/15/18	550,000	550,000

Wireless Equipment - 0.0%

Motorola, Inc. Senior Notes 6.63% due 11/15/37	10,220	10,995

Total U.S. CORPORATE BONDS & NOTES
(cost $219,884,845)		211,341,264

FOREIGN CORPORATE BONDS & NOTES - 10.1%
Aerospace/Defense - 0.1%

BAE Systems PLC Senior Notes 4.75% due 10/11/21*	506,000	507,156

Auto-Cars/Light Trucks - 0.1%

Jaguar Land Rover PLC Company Guar. Notes 8.13% due 05/15/21*	705,000	666,225

Banks-Commercial - 1.2%

Australia & New Zealand Banking Group, Ltd. Bonds 2.40% due 11/23/16*	538,000	528,722
Banco ABC Brasil SA Sub. Notes 7.88% due 04/08/20*	215,000	199,950
Banco Cruzeiro do Sul SA Sub. Notes 8.88% due 09/22/20*	450,000	316,099
Banco de Galicia y Buenos Aires Senior Notes 8.75% due 05/04/18*	340,000	295,800
Banco do Brasil SA Sub. Notes 5.88% due 01/26/22*	390,000	384,150
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(5)	338,000	238,290
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	302,000	268,387
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(5)	186,000	120,900
Commonwealth Bank of Australia Notes 3.25% due 03/17/16*	233,000	237,633
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	197,000	190,852
Dresdner Bank AG Sub. Notes 7.25% due 09/15/15	272,000	239,167
Finansbank AS Senior Notes 5.50% due 05/11/16*	380,000	332,500
Groupe BPCE SA FRS Jr. Sub Notes 2.33% due 03/30/12(5)	78,000	30,720
HBOS PLC Sub. Notes 6.75% due 05/21/18*	191,000	152,512
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/20*(5)	1,500,000	1,050,000
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(5)	120,000	123,000

Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15		339,000	335,566
Standard Chartered PLC Senior Notes 3.20% due 05/12/16*		338,000	329,817
Toronto-Dominion Bank Senior Notes 2.38% due 10/19/16		303,000	305,938
Westpac Banking Corp. FRS Jr. Sub. Notes 0.74% due 03/30/12(5)		570,000	344,850

			6,024,853

Banks-Money Center - 0.0%

ABN Amro Bank NV FRS Senior Notes 2.20% due 01/30/14*		92,000	89,632
ABN Amro Bank NV Senior Notes 3.00% due 01/31/14*		135,000	133,918

			223,550

Banks-Mortgage - 0.1%

Alfa Bank OJSC Via Alfa Bond Issuance PLC Senior Sec. Notes 7.88% due 09/25/17*		350,000	326,122

Banks-Special Purpose - 0.3%

Kreditanstalt fuer Wiederaufbau Government Guar. Notes 3.75% due 09/25/15	NOK	8,400,000	1,496,161

Building & Construction Products-Misc. - 0.1%

Corp GEO SAB de CV Company Guar. Notes 9.25% due 06/30/20*		360,000	358,200
Desarrolladora Homex SAB de CV Company Guar. Notes 9.50% due 12/11/19*		400,000	396,000

			754,200

Building Products-Cement - 0.1%

Rearden G Holdings EINS GmbH Company Guar. Notes 7.88% due 03/30/20*		330,000	330,000

Building-Heavy Construction - 0.1%

Empresas ICA SAB de CV Company Guar. Notes 8.90% due 02/04/21*		320,000	288,000

Cellular Telecom - 0.3%

Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC Notes 7.75% due 02/02/21*		1,625,000	1,446,250

Chemicals-Diversified - 0.3%

Fufeng Group, Ltd. Company Guar. Notes 7.63% due 04/13/16*		250,000	205,000
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*		1,100,000	1,089,000

			1,294,000

Chemicals-Plastics - 0.3%

Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*		1,175,000	1,292,500

Computers-Memory Devices - 0.2%

Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18*		1,205,000	1,241,150

Diversified Banking Institutions - 0.2%

Royal Bank of Scotland Group PLC FRS Jr. Sub. Notes 7.65% due 09/30/31(5)		1,330,000	877,800

Diversified Manufacturing Operations - 0.1%

Bombardier, Inc. Senior Notes 7.50% due 03/15/18*		385,000	409,062

Diversified Minerals - 0.2%

BHP Billiton Finance USA, Ltd. Company Guar. Notes 1.13% due 11/21/14		240,000	239,979
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26		179,000	216,518
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 7.00% due 11/01/15*		775,000	749,812

			1,206,309

Diversified Operations - 0.1%

Votorantim Cimentos SA Company Guar. Notes 7.25% due 04/05/41*		535,000	517,612

Electric-Generation - 0.1%

Abu Dhabi National Energy Co. Senior Notes 6.17% due 10/25/17		115,000	125,925
Emgesa SA ESP Senior Notes 8.75% due 01/25/21*	COP	1,002,000,000	545,792

			671,717

Electric-Transmission - 0.1%

Empresa de Energia de Bogota SA Senior Notes 6.13% due 11/10/21*		335,000	341,511

Finance-Leasing Companies - 0.1%

VEB-Leasing Via VEB Leasing Investment, Ltd. Senior Notes 5.13% due 05/27/16		320,000	308,800

Finance-Other Services - 0.1%

DTEK Finance BV Company Guar. Notes 9.50% due 04/28/15	385,000	361,900
Metalloinvest Finance, Ltd. Company Guar. Notes 6.50% due 07/21/16*	360,000	331,200

		693,100

Food-Retail - 0.1%

Tesco PLC Senior Notes 2.00% due 12/05/14*	478,000	479,554

Gold Mining - 0.2%

AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	404,000	394,808
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*	340,000	293,953
Kinross Gold Corp. Company Guar. Notes 6.88% due 09/01/41*	311,000	318,252

		1,007,013

Import/Export - 0.1%

Marfrig Overseas, Ltd. Company Guar. Notes 9.50% due 05/04/20*	420,000	302,400
Minerva Overseas II, Ltd. Company Guar. Notes 10.88% due 11/15/19	375,000	322,500

		624,900

Independent Power Producers - 0.1%

AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10† (3)(4)(9)(12)	175,000	0
PT Perusahaan Listrik Negara Senior Notes 5.50% due 11/22/21*	480,000	474,000

		474,000

Insurance-Multi-line - 0.3%

Aegon NV FRS Jr. Sub. Notes 2.40% due 07/15/14(5)	62,000	25,423
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(5)	1,050,000	892,500
XL Group PLC Senior Notes 6.38% due 11/15/24	142,000	146,740
XL Group, Ltd. Company Guar. Notes 5.75% due 10/01/21	505,000	515,589

		1,580,252

Insurance-Reinsurance - 0.0%

Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	191,000	208,599

Medical-Drugs - 0.1%

Hypermarcas SA Senior Notes 6.50% due 04/20/21*	290,000	252,300

Medical-Generic Drugs - 0.1%

Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/21	494,000	485,499

Metal-Diversified - 0.2%

Vedanta Resources PLC Senior Notes 8.25% due 06/07/21	215,000	173,075
Vedanta Resources PLC Senior Notes 8.25% due 06/07/21*	380,000	305,900
Xstrata Canada Financial Corp. Company Guar. Notes 3.60% due 01/15/17*	499,000	493,119
Xstrata Canada Financial Corp. Company Guar. Notes 6.00% due 11/15/41*	299,000	287,275

		1,259,369

Municipal Bonds - 0.1%

City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/16*	780,000	618,072

Oil & Gas Drilling - 0.4%

Ensco PLC Senior Notes 4.70% due 03/15/21	236,000	239,533
Transocean, Inc. Company Guar. Notes 5.05% due 12/15/16	441,000	440,585
Transocean, Inc. Company Guar. Notes 6.00% due 03/15/18	235,000	234,731
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/21	1,084,000	1,083,415

		1,998,264

Oil Companies-Exploration & Production - 0.7%

Alliance Oil Co., Ltd. Senior Notes 9.88% due 03/11/15	260,000	260,650
Gaz Capital SA Company Guar. Notes 8.15% due 04/11/18	350,000	399,000
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/21*	250,000	252,500
KazMunayGas National Co. Senior Notes 6.38% due 04/09/21*	240,000	248,400

Kodiak Oil & Gas Corp. Senior Notes 8.13% due 12/01/19*	950,000	964,250
MIE Holdings Corp. Company Guar. Notes 9.75% due 05/12/16	310,000	272,800
Nexen, Inc. Senior Notes 6.40% due 05/15/37	441,000	450,372
Nexen, Inc. Senior Notes 7.50% due 07/30/39	260,000	296,382
QGOG Atlantic/Alaskan Rigs, Ltd. Senior Sec. Notes 5.25% due 07/30/18*	373,386	366,852

		3,511,206

Oil Companies-Integrated - 0.8%

BG Energy Capital PLC Company Guar. Notes 2.88% due 10/15/16*	738,000	750,443
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/16	875,000	872,328
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	479,000	494,365
BP Capital Markets PLC Company Guar. Notes 3.56% due 11/01/21	468,000	472,709
Lukoil International Finance BV Company Guar. Notes 7.25% due 11/05/19	380,000	405,650
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	203,000	275,174
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/27	300,000	144,750
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/17	850,000	635,375

		4,050,794

Paper & Related Products - 0.3%

PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	275,000	292,875
Sappi Papier Holding GmbH Senior Sec. Notes 6.63% due 04/15/21*	1,275,000	1,096,500

		1,389,375

Pipelines - 0.0%

TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	222,000	221,748

Real Estate Operations & Development - 0.4%

Agile Property Holdings, Ltd. Senior Notes 8.88% due 04/28/17	280,000	217,000
China Resources Land, Ltd. Senior Notes 4.63% due 05/19/16*	380,000	369,307
Country Garden Holdings Co., Inc. Senior Notes 11.13% due 02/23/18*	355,000	287,550
Country Garden Holdings Co., Inc. Company Guar. Notes 11.25% due 04/22/17*	445,000	369,350
Longfor Properties Co., Ltd. Company Guar. Notes 9.50% due 04/07/16*	420,000	367,500
Shimao Property Holdings, Ltd. Company Guar. Notes 9.65% due 08/03/17	310,000	237,044

		1,847,751

Retail-Consumer Electronics - 0.1%

Grupo Elektra SA de CV Company Guar. Notes 7.25% due 08/04/18	330,000	313,170

Satellite Telecom - 0.2%

Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/19*	1,250,000	1,218,750

Semiconductor Equipment - 0.0%

MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/18	160,000	163,600

Special Purpose Entities - 0.1%

Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/15*†(4)(8)(12)	560,000	6
Marfrig Holding Europe BV Company Guar. Notes 8.38% due 05/09/18*	240,000	172,800
SMFG Preferred Capital, Ltd. FRS Jr. Sub. Notes 6.08% due 01/25/17*(5)	121,000	119,790

		292,596

Steel-Producers - 0.2%

China Oriental Group Co., Ltd. Senior Sec. Notes 8.00% due 08/18/15	300,000	256,500
Evraz Group SA Senior Notes 6.75% due 04/27/18*	370,000	323,244
Severstal JSC via Steel Capital SA Notes 6.25% due 07/26/16*	370,000	344,115

Severstal OAO Via Steel Capital SA Senior Notes 6.70% due 10/25/17*		300,000	280,493

			1,204,352

SupraNational Banks - 0.0%

Asian Development Bank Senior Notes 5.82% due 06/16/28		168,000	215,573

Telecom Services - 0.3%

UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/20*		1,200,000	1,146,000
Wind Acquisition Finance SA Senior Sec. Notes 7.25% due 02/15/18*		610,000	532,225

			1,678,225

Telephone-Integrated - 0.3%

Brasil Telecom SA Senior Notes 9.75% due 09/15/16*	BRL	530,000	287,223
British Telecommunications PLC Senior Notes 9.88% due 12/15/30		255,000	353,858
Telecom Italia Capital SA Company Guar. Notes 5.25% due 10/01/15		423,000	382,651
Telecom Italia Capital SA Company Guar. Notes 7.00% due 06/04/18		265,000	240,300
Telefonica Emisones SAU Company Guar. Notes 6.42% due 06/20/16		125,000	126,794

			1,390,826

Therapeutics - 0.3%

Warner Chilcott Corp. Company Guar. Notes 7.75% due 09/15/18		1,740,000	1,700,850

Transport-Marine - 0.1%

CMA CGM SA Senior Notes 8.50% due 04/15/17*		1,200,000	420,000
SCF Capital, Ltd. Company Guar. Notes 5.38% due 10/27/17		360,000	315,900

			735,900

Transport-Rail - 0.3%

Canadian Pacific Railway Co. Senior Notes 6.50% due 05/15/18		450,000	519,694
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22		433,000	425,716
Canadian Pacific Railway, Ltd. Senior Notes 5.75% due 01/15/42		350,000	345,367

			1,290,777

Transport-Services - 0.1%

Inversiones Alsacia SA Company Guar. Notes 8.00% due 08/18/18*		550,000	434,383

Total Foreign Corporate Bonds & Notes
(cost $55,876,050)			51,563,776

FOREIGN GOVERNMENT AGENCIES - 16.0%
Regional Authority - 0.1%

Province of British Columbia Canada Senior Notes 2.85% due 06/15/15		479,000	508,881

Sovereign - 15.7%

Commonwealth of Australia Senior Notes 4.50% due 10/21/14	AUD	2,000,000	2,132,738
Commonwealth of Australia Senior Notes 6.00% due 02/15/17	AUD	1,650,000	1,904,251
Dominican Republic Senior Notes 7.50% due 05/06/21*		1,147,000	1,147,000
Dominican Republic Senior Notes 7.50% due 05/06/21		1,240,000	1,240,000
European Union Senior Notes 3.25% due 04/04/18	EUR	151,000	207,269
Federal Republic of Brazil Senior Notes 4.88% due 01/22/21		550,000	609,125
Federal Republic of Brazil Senior Notes 5.63% due 01/07/41		357,000	404,303
Federal Republic of Brazil Senior Notes 5.88% due 01/15/19		640,000	746,240
Federal Republic of Brazil Senior Notes 7.13% due 01/20/37		430,000	575,125
Federal Republic of Brazil Senior Notes 8.00% due 01/15/18		664,444	774,078
Federal Republic of Brazil Senior Notes 8.75% due 02/04/25		560,000	826,000
Federal Republic of Brazil Senior Notes 10.25% due 01/10/28	BRL	1,850,000	1,166,257
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	590,000	983,923
Government of Bermuda Senior Notes 5.60% due 07/20/20*		265,000	292,825

Government of Canada Bonds 4.25% due 06/01/18	CAD	2,090,000	2,368,127
Government of Canada Bonds 5.75% due 06/01/29	CAD	1,840,000	2,602,627
Government of Japan Senior Bonds 2.10% due 03/20/27	JPY	117,600,000	1,622,575
Government of Poland Bonds 6.25% due 10/24/15	PLN	2,400,000	742,113
Government of Poland Bonds 6.38% due 07/15/19		720,000	779,400
Government of Qatar Senior Notes 4.50% due 01/20/22*		1,060,000	1,050,725
Government of Switzerland Bonds 3.00% due 05/12/19	CHF	1,005,000	1,281,785
Government of Ukraine Senior Notes 6.25% due 06/17/16		350,000	304,500
Government of Ukraine Notes 7.65% due 06/11/13		780,000	748,800
Government of Ukraine Bonds 7.75% due 09/23/20		1,150,000	991,875
Government of Ukraine Bonds 7.95% due 02/23/21		430,000	376,250
Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	10,740,000	2,089,526
Kingdom of Norway Bonds 5.00% due 05/15/15	NOK	7,080,000	1,372,412
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	26,700,000	4,442,734
Republic of Argentina Notes 2.50% due 12/31/38(14)		1,552,637	528,673
Republic of Argentina Bonds 7.00% due 04/17/17		840,000	659,400
Republic of Argentina Senior Bonds 8.28% due 12/31/33		1,434,516	1,040,024
Republic of Argentina Senior Notes 8.75% due 06/02/17		420,000	371,700
Republic of Belarus Bonds 8.75% due 08/03/15		480,000	410,400
Republic of Belarus Senior Notes 8.95% due 01/26/18		490,000	416,500
Republic of Chile Bonds 5.50% due 08/05/20	CLP	356,000,000	718,006
Republic of Colombia Bonds 4.38% due 07/12/21		430,000	451,500
Republic of Colombia Senior Notes 7.38% due 03/18/19		620,000	776,550
Republic of Colombia Senior Notes 7.38% due 09/18/37		400,000	543,000
Republic of Colombia Senior Notes 8.13% due 05/21/24		250,000	339,000
Republic of Croatia Senior Notes 6.38% due 03/24/21		860,000	752,500
Republic of Croatia Senior Notes 6.63% due 07/14/20		820,000	725,700
Republic of Croatia Senior Notes 6.75% due 11/05/19		610,000	551,288
Republic of El Salvador Senior Bonds 8.25% due 04/10/32		300,000	324,000
Republic of Gabon Bonds 8.20% due 12/12/17		444,000	508,935
Republic of Hungary Sec. Notes 4.75% due 02/03/15		1,260,000	1,165,500
Republic of Hungary Senior Notes 6.25% due 01/29/20		560,000	511,000
Republic of Hungary Senior Notes 6.38% due 03/29/21		720,000	666,000
Republic of Hungary Bonds 6.75% due 02/24/17	HUF	84,000,000	340,044
Republic of Hungary Senior Notes 7.63% due 03/29/41		1,390,000	1,285,750
Republic of Indonesia Senior Notes 4.88% due 05/05/21		290,000	301,963
Republic of Indonesia Senior Notes 5.88% due 03/13/20		760,000	843,600
Republic of Indonesia Senior Bonds 8.50% due 10/12/35		810,000	1,154,250

Republic of Indonesia Senior Notes 11.63% due 03/04/19		420,000	614,250
Republic of Ivory Coast Senior Notes 2.50% due 12/31/32†(8)		940,000	479,400
Republic of Lithuania Senior Notes 6.13% due 03/09/21		660,000	641,850
Republic of Lithuania Senior Notes 6.75% due 01/15/15		730,000	755,550
Republic of Lithuania Senior Notes 7.38% due 02/11/20		680,000	720,800
Republic of Peru Senior Bonds 5.63% due 11/18/50		250,000	263,500
Republic of Peru Senior Bonds 6.55% due 03/14/37		183,000	223,260
Republic of Peru Senior Bonds 7.35% due 07/21/25		289,000	374,255
Republic of Peru Senior Bonds 8.75% due 11/21/33		380,000	559,550
Republic of Poland Senior Notes 5.00% due 03/23/22		380,000	368,600
Republic of Poland Bonds 5.13% due 04/21/21		500,000	495,000
Republic of Serbia Senior Notes 7.25% due 09/28/21*		780,000	766,350
Republic of Singapore Senior Bonds 2.38% due 04/01/17	SGD	1,475,000	1,245,311
Republic of South Africa Bonds 5.88% due 05/30/22		650,000	732,875
Republic of South Africa Senior Bonds 6.88% due 05/27/19		680,000	802,400
Republic of Sri Lanka Senior Notes 6.25% due 10/04/20		730,000	726,350
Republic of Sri Lanka Bonds 6.25% due 07/27/21*		542,000	533,833
Republic of Sri Lanka Senior Sec. Notes 7.40% due 01/22/15		569,000	601,006
Republic of Sri Lanka Senior Notes 8.25% due 10/24/12		500,000	512,500
Republic of the Philippines Senior Bonds 6.25% due 01/14/36	PHP	33,000,000	740,457
Republic of the Philippines Senior Bonds 6.50% due 01/20/20		330,000	392,700
Republic of the Philippines Senior Bonds 7.75% due 01/14/31		300,000	399,750
Republic of the Philippines Bonds 9.88% due 01/15/19		270,000	375,975
Republic of the Philippines Senior Bonds 10.63% due 03/16/25		245,000	385,569
Republic of Turkey Bonds zero coupon due 02/20/13	TRY	650,000	315,106
Republic of Turkey Bonds 5.63% due 03/30/21		310,000	314,650
Republic of Turkey Notes 6.75% due 04/03/18		500,000	548,100
Republic of Turkey Senior Notes 6.88% due 03/17/36		350,000	373,625
Republic of Turkey Senior Bonds 7.00% due 09/26/16		465,000	511,500
Republic of Turkey Senior Notes 7.00% due 06/05/20		250,000	277,500
Republic of Turkey Senior Notes 7.50% due 11/07/19		340,000	386,750
Republic of Turkey Senior Notes 8.00% due 02/14/34		467,000	560,400
Republic of Turkey Bonds 11.88% due 01/15/30		460,000	761,300
Republic of Uruguay Bonds 8.00% due 11/18/22		580,000	771,400
Republic of Venezuela Senior Bonds 8.50% due 10/08/14		500,000	460,000
Republic of Venezuela Bonds 9.00% due 05/07/23		500,000	338,750
Republic of Venezuela Senior Bonds 9.38% due 01/13/34		590,000	389,400
Republic of Venezuela Senior Notes 11.95% due 08/05/31		490,000	389,550

Republic of Venezuela Bonds 12.75% due 08/23/22		180,000	157,500
Russian Federation Bonds 5.00% due 04/29/20		700,000	723,450
Russian Federation Senior Notes 7.50% due 03/31/30(5)		1,991,475	2,335,004
Russian Federation Bonds 7.85% due 03/10/18*	RUB	15,000,000	502,012
Russian Federation Bonds 7.85% due 03/10/18	RUB	30,000,000	1,009,729
Russian Federation Notes 12.75% due 06/24/28		1,040,000	1,788,800
United Mexican States Senior Notes 6.05% due 01/11/40		380,000	450,300
United Mexican States Bonds 7.25% due 12/15/16	MXN	27,330,000	2,179,138
United Mexican States Senior Notes 7.50% due 04/08/33		740,000	1,021,200
United Mexican States Bonds 8.00% due 12/17/15	MXN	8,700,000	705,555
United Mexican States Bonds 8.00% due 06/11/20	MXN	4,000,000	329,708

			80,479,384

Sovereign Agency - 0.2%

Financing of Infrastrucural Projects State Enterprise Government Guar. Bonds 7.40% due 04/20/18		860,000	692,300

Total Foreign Government Agencies
(cost $81,106,082)			81,680,565

U.S. GOVERNMENT AGENCIES - 15.1%
Federal Home Loan Mtg. Corp. - 3.0%

4.50% due 02/01/20		146,864	156,416
4.50% due 08/01/20		65,834	70,117
4.50% due 03/01/23		339,112	362,547
4.50% due 01/01/39		231,711	244,176
4.50% due 06/01/40		1,176,560	1,255,295
4.50% due 08/01/40		345,115	363,896
5.00% due 09/01/18		187,463	201,680
5.00% due 07/01/20		130,944	140,793
5.00% due 05/01/34		306,500	333,627
5.00% due 02/01/35		36,410	38,983
5.00% due 07/01/35		137,998	147,753
5.00% due 11/01/35		348,452	373,085
5.00% due 03/01/38		274,226	293,440
5.00% due 05/01/38		100,759	107,851
5.00% due 09/01/38		924,470	989,534
5.00% due 03/01/39		912,128	977,757
5.00% due 07/01/40		1,615,703	1,729,163
5.50% due 06/01/22		202,389	218,876
5.50% due 07/01/35		126,803	137,388
5.50% due 05/01/37		268,455	290,111
5.50% due 06/01/37		10,981	11,867
5.50% due 10/01/37		1,437,023	1,552,947
5.50% due 12/01/37		184,053	198,901
5.50% due 01/01/38		239,229	258,827
5.50% due 02/01/38		263,100	284,324
5.50% due 07/01/38		756,414	817,197
6.00% due 01/01/30		8,199	9,084
6.00% due 02/01/32		20,035	22,196
6.00% due 05/01/37		9,615	10,522
6.00% due 10/01/37		152,810	167,238
6.00% due 10/01/39		1,450,850	1,585,118
6.50% due 07/01/29		2,049	2,336
6.50% due 12/01/35		442	497
6.50% due 02/01/36		65,711	73,916
6.50% due 11/01/37		183,013	204,264
7.00% due 06/01/29		7,795	8,924
Federal Home Loan Mtg. Corp. REMIC
Series 3841, Class PA 5.00% due 12/15/40(2)		924,230	1,029,819
Series 2626, Class SP 6.40% due 02/15/18(2)(10)		8,251,696	603,932

			15,274,397

Federal National Mtg. Assoc. - 11.5%

zero coupon due 05/25/40(2)(16)		1,586,491	1,433,023
4.00% due 06/01/39		814,965	858,641
4.00% due 09/01/40		3,460,889	3,610,138
4.00% due 09/01/41		1,931,216	2,016,008
4.00% due 10/01/41		997,208	1,040,991
4.00% due 11/01/41		2,000,000	2,087,812
4.00% due December TBA		3,000,000	3,119,531
4.50% due 06/01/19		116,916	125,051
4.50% due 01/01/39		149,515	158,256
4.50% due 12/01/39		2,633,945	2,835,665
4.50% due 04/01/40		4,329,572	4,617,856
4.50% due 07/01/40		943,900	1,000,556
4.50% due 08/01/40		827,514	875,890
4.50% due 09/01/40		1,843,865	1,951,657
4.50% due 11/01/40		313,798	332,143
4.50% due 07/01/41		1,918,966	2,031,148
5.00% due 03/15/16		163,000	188,952
5.00% due 01/01/23		296,583	318,380
5.00% due 04/01/23		239,000	256,564
5.00% due 04/01/35		1,724,004	1,855,497
5.00% due 01/01/37		55,716	59,939
5.00% due 03/01/37		97,342	105,101
5.00% due 05/01/37		15,600	16,782
5.00% due 06/01/37		292,234	314,387
5.00% due 07/01/37		367,422	395,274
5.00% due 09/01/39		2,117,288	2,301,274
5.00% due 05/01/40		1,574,672	1,699,250
5.00% due 07/01/40		2,881,677	3,101,471

5.00% due 08/01/40	1,083,003	1,165,607
5.50% due 03/01/18	7,789	8,444
5.50% due 11/01/22	88,659	96,015
5.50% due 01/01/29	14,351	15,737
5.50% due 05/01/29	10,493	11,486
5.50% due 06/01/34	120,144	131,107
5.50% due 08/01/34	650,241	709,575
5.50% due 03/01/35	1,029,719	1,123,681
5.50% due 09/01/36	833,843	907,586
5.50% due 11/01/36	23,365	25,430
5.50% due 04/01/37	155,211	168,743
5.50% due 08/01/37	4,041,709	4,398,144
5.50% due 03/01/38	251,446	273,290
6.00% due 02/01/32	46,570	51,708
6.00% due 10/01/34	1,525	1,691
6.00% due 10/01/35	332,720	366,520
6.00% due 07/01/37	73,182	80,318
6.00% due 08/01/37	272,745	299,344
6.00% due 10/01/37	246,975	273,268
6.00% due 11/01/37	983,426	1,079,332
6.00% due 11/01/38	2,128,344	2,335,905
6.00% due 12/01/38	2,823,771	3,098,270
6.50% due 12/01/31	34,762	39,331
6.50% due 02/01/35	68,791	77,144
6.50% due 07/01/36	104,655	116,840
6.50% due 11/01/37	284,890	316,991
6.50% due 10/01/38	1,533,555	1,705,555
8.50% due 08/01/31	2,340	2,765
Federal National Mtg. Assoc. REMIC Series 2011-38, Class D 4.50% due 05/25/41(2)	962,629	1,052,379

		58,639,443

Government National Mtg. Assoc. - 0.6%
5.50% due 08/15/39	1,361,756	1,523,206
6.00% due 08/15/39	1,551,598	1,755,647

		3,278,853

Total U.S. Government Agencies
(cost $75,170,443)		77,192,693

U.S. GOVERNMENT TREASURIES - 6.0%
United States Treasury Bonds - 1.2%
2.13% due 02/15/40 TIPS (17)	530,088	706,011
2.13% due 02/15/41 TIPS (17)	207,202	277,715
3.75% due 08/15/41	779,000	886,356
4.38% due 02/15/38	204,000	256,084
4.38% due 11/15/39	190,000	239,103
4.38% due 05/15/41	1,059,000	1,336,326
4.50% due 05/15/38	203,000	259,903
4.50% due 08/15/39	112,000	143,570
4.63% due 02/15/40	161,000	210,533
5.25% due 11/15/28	1,187,000	1,598,926
8.13% due 08/15/19	117,000	172,794

		6,087,321

United States Treasury Notes - 4.8%
0.25% due 09/15/14	411,000	409,716
0.63% due 07/15/14	448,000	451,220
0.75% due 06/15/14	4,102,000	4,144,300
1.00% due 07/15/13	1,110,000	1,123,745
1.00% due 10/31/16	456,000	457,568
1.75% due 05/31/16	625,000	651,123
2.00% due 11/30/13	177,000	183,071
2.13% due 05/31/15	73,000	77,021
2.38% due 05/31/18	2,478,000	2,628,809
2.63% due 02/29/16	1,000,000	1,079,297
2.75% due 02/28/13	105,000	108,355
2.75% due 05/31/17	610,000	663,661
2.75% due 02/15/19	343,000	371,083
3.13% due 05/15/21	9,572,000	10,506,017
3.25% due 05/31/16	350,000	388,062
3.38% due 07/31/13	449,000	472,450
3.50% due 02/15/18	234,000	264,767
3.63% due 08/15/19	52,000	59,438
3.88% due 05/15/18	57,000	65,902
4.50% due 11/15/15	536,000	616,567
4.63% due 11/15/16	130,000	153,237

		24,875,409

Total U.S. Government Treasuries
(cost $29,401,728)		30,962,730

MUNICIPAL BONDS & NOTES - 0.2%
Municipal Bonds - 0.2%
Ohio State University Revenue Bonds 4.80% due 06/01/12	488,000	489,532
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	438,000	441,754

Total Municipal Bonds & Notes
(cost $921,091)		931,286

COMMON STOCK - 0.0%
Banks-Commercial - 0.0%
Lloyds Banking Group PLC†(18)	219,033	86,160

Medical-Outpatient/Home Medical - 0.0%
Critical Care Systems International, Inc.†(3)(4)(13)	5,372	134

Total Common Stock
(cost $134,181)		86,294

PREFERRED STOCK - 0.9%
Banks-Commercial - 0.1%
CoBank ACB 11.00%*	5,396	282,110

Banks-Super Regional - 0.1%
US Bancorp FRS 3.50%	433	317,818
Wachovia Capital Trust IX 6.38%	4,350	108,750

		426,568

Diversified Banking Institutions - 0.6%
Ally Financial, Inc. 7.00%*	1,989	1,393,419
Goldman Sachs Group, Inc. 6.50%	14,768	364,770

Goldman Sachs Group, Inc. 6.13%	39,600	967,824
HSBC Holdings PLC 8.00%	7,200	185,760

		2,911,773

Diversified Financial Services - 0.0%

General Electric Capital Corp. 5.50%(14)	6,436	165,791

Electric-Integrated - 0.0%

Southern California Edison Co. FRS 4.90%	1,920	190,272

Finance-Investment Banker/Broker - 0.1%

JP Morgan Chase Capital XXIX 6.70%	13,680	348,019

Finance-Mortgage Loan/Banker - 0.0%

Federal Home Loan Mgt. Corp. FRS 8.38%†	5,100	10,455

Special Purpose Entity - 0.0%

Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	9,200	176,456

Total Preferred Stock
(cost $4,864,104)		4,511,444

WARRANTS - 0.0%
Publishing-Periodicals - 0.0%

Reader’s Digest Assoc., Inc. Expires 02/19/14†(3)(4)	3,043	0

Television - 0.0%

ION Media Networks, Inc. Expires 12/18/16 (strike price $687.50)†(3)(4)	157	35,325
ION Media Networks, Inc. Expires 12/18/16 (strike price $500.00)†(3)(4)	157	19,625

		54,950

Total Warrants
(cost $3,151)		54,950

Total Long-Term Investment Securities
(cost $488,216,544)		478,180,979

SHORT-TERM INVESTMENT SECURITIES - 4.9%
Time Deposits - 4.9%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/11
(cost $25,280,000)	25,280,000	25,280,000

TOTAL INVESTMENTS
(cost $513,496,544)(19)	98.4%	503,460,979
Other assets less liabilities	1.6	8,337,536

NET ASSETS	100.0%	$511,798,515

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2011, the aggregate value of these securities was $93,529,189 representing 18.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Illiquid security. At November 30, 2011, the aggregate value of these securities was $62,458 representing 0.0% of net assets.
(5)	Perpetual maturity – maturity date reflects the next call date.
(6)	Income may be received in cash or additional bonds/shares at the discretion of the issuer.
(7)	Company has filed for Chapter 11 bankruptcy protection.
(8)	Bond in default
(9)	Bond in default of principal and interest at maturity.
(10)	Interest Only
(11)	Company has filed for Chapter 7 bankruptcy.
(12)	Company has filed bankruptcy in country of issuance.
(13)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2011, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Critical Care Systems
International, Inc.
Common Stock	06/17/04	635	$0
	11/09/04	4,737	0

		5,372	0	$134	$0.02	0.00%

(14)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(15)	Denominated in United States dollars unless otherwise indicated.
(16)	Principal Only
(17)	Principal amount of security is adjusted for inflation.
(18)	Security was valued using fair value procedures at November 30, 2011. The aggregate value of these securities was $86,160 representing 0.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(19)	See Note 5 for cost of investments on a tax basis.
FDIC -	Federal Deposit Insurance Corp.
FRS -	Floating Rate Security
REMIC -	Real Estate Mortgage Investment Conduit
TBA -	Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS -	Treasury Inflation Protected Security
VRS -	Variable Rate Security

The rates shown on FRS and VRS securities are the current interest rates at November 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
COP—Columbian Peso
EUR—Euro
HUF—Hungarian Forint
JPY—Japanese Yen
MXN—Mexican Peso
NOK—Norwegian Krone
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
TRY—New Turkish Lira

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$18,852,697		$1,003,280	$19,855,977
U.S. Corporate Bonds & Notes	—	210,538,706		802,558	211,341,264
Foreign Corporate Bonds & Notes	—	51,563,776		0	51,563,776
Foreign Government Agencies	—	81,680,565		—	81,680,565
U.S. Government Agencies	—	77,192,693		—	77,192,693
U.S. Government Treasuries	—	30,962,730		—	30,962,730
Municipal Bonds & Notes	—	931,286		—	931,286
Common Stock	—	86,160	#	134	86,294
Preferred Stock	4,511,444	—		—	4,511,444
Warrants	—	—		54,950	54,950
Time Deposits	—	25,280,000		—	25,280,000

Total	$4,511,444	$497,088,613		$1,860,922	$503,460,979

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $86,160 representing 0.0% of net assets. See Note 1.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
Balance as of 08/31/2011	$—	$1,528,628	$0	$461	$51,025
Accrued discounts	—	12,310	—	—	—
Accrued premiums	—	(6,228)	—	—	—
Realized gain	—	7,024	—	—	—
Realized loss	—	—	—	(12,071)	—
Change in unrealized appreciation(1)	3,653	10,192	—	12,166	15,700
Change in unrealized depreciation(1)	—	(32,544)	—	—	(11,775)
Net purchases	999,627	—	—	—	—
Net sales	—	(41,746)	—	(422)	—
Transfers into Level 3(2)	—	—	—	—	—
Transfers out of Level 3(2)	—	(675,078)	—	—	—

Balance as of 11/30/2011	$1,003,280	$802,558	$0	$134	$54,950

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at November 30, 2011 includes:

Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
$3,653	$(21,798)	$—	$—	$3,925

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company II

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1 — Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will generally be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

Investments in open end and closed end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open end and closed end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a - 7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Board has adopted procedures intended to stabilize the Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Fund’s investments are summarized into three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indicies, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Fund’s net assets as of November 30, 2011 are reported on a schedule following the Portfolio of Investments.

Note 2 — Derivative Instruments

The following tables present the value of derivatives held as of November 30, 2011, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of November 30, 2011, please refer to the Portfolio of Investments.

	Small Cap Value Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts(2)
Futures contracts (variation margin)(2)(3)	$132,990	$—

(1)	The Fund’s derivative contracts held during the period ended November 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $3,047,553.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $41,257 as reported in the Portfolio of Investments.

	Socially Responsible Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts(2)
Futures contracts (variation margin)(2)(3)	$994,950	$—

(1)	The Fund’s derivative contracts held during the period ended November 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $27,526,208.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $1,759,654 as reported in the Portfolio of Investments.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. As of November 30, 2011, none of the Funds had open forward contracts.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts. Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ended November 30, 2011, Small Cap Value Fund and Socially Responsible Fund used futures contracts to increase exposure to equity markets. As of November 30, 2011, the following Funds had open futures contracts: Small Cap Value Fund and Socially Responsible Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to the Funds since the futures are generally exchange-traded.

Structured Securities. Certain of the Funds may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or for speculation. As of November 30, 2011, the Core Bond Fund held one structured security.

Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Fund’s entire investment in the structured security. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments (i.e. investment grade corporate bonds).

The risks of investing in a particular structured security will depend on the terms of the investment; however, structured securities generally will expose the Fund to counterparty risk, illiquidity risk and market risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contract. Structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.

Note 3 — Repurchase Agreements

As of November 30, 2011, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Small Cap Value	2.65%	$8,896,000
Socially Responsible	5.93	19,909,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated November 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $335,868,000, a repurchase price of $335,868,093, and maturity date of December 1, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.75%	12/15/13	$152,580,000	$154,487,250
U.S. Treasury Notes	1.00%	1/15/14	75,000,000	76,312,500
U.S. Treasury Notes	1.38%	11/30/15	50,000,000	51,351,550
U.S. Treasury Notes	1.75%	07/31/15	50,000,000	52,375,000
U.S. Treasury Notes	2.25%	11/30/17	7,625,000	8,063,438

As of November 30, 2011, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Ownership	Principal Amount
Money Market II	13.98%	$34,945,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated November 30, 2011, bearing interest at a rate of 0.08% per annum, with a principal amount of $250,000,000, a repurchase price of 250,000,556 and maturity date of December 1, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	1.88%	07/15/19	$34,182,600	$42,856,435
U.S. Treasury Inflation Index Notes	2.00	07/15/14	115,000,000	150,793,750
U.S. Treasury Inflation Index Notes	2.38	01/15/25	40,000,000	61,350,000

Note 4 — Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain funds own securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. During the period ended November 30, 2011, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Capital Gain Distribution Received
Aggressive Growth Lifestyle	Various VC I and VC II Funds*	$—	$—
Conservative Growth Lifestyle	Various VC I and VC II Funds*	—	—
Moderate Growth Lifestyle	Various VC I and VC II Funds*	—	—

Fund	Security	Market Value at 08/31/11	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/ (Loss)	Market Value at 11/30/11
Aggressive Growth Lifestyle	Various VC I and VC II Funds*	$184,979,766	$50,686,222	$26,829,862	$1,564,789	$(26,106)	$210,374,809
Conservative Growth Lifestyle	Various VC I and VC II Funds*	119,540,178	17,820,067	6,994,123	226,672	593,027	131,185,821
Moderate Growth Lifestyle	Various VC I and VC II Funds*	280,185,526	48,982,250	25,625,835	2,150,899	104,990	305,797,830

*See Schedule of Investments for details.

Note 5 — Federal Income Taxes

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at November 30, 2011

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$219,583,167	$13,233,483	$(22,441,841)	$(9,208,358)
Capital Appreciation	40,316,644	7,160,394	(2,473,485)	4,686,909
Conservative Growth Lifestyle	126,711,662	6,267,341	(1,793,182)	4,474,159
Core Bond	483,120,273	11,117,900	(7,829,681)	3,288,219
High Yield Bond	271,544,684	10,504,062	(17,130,416)	(6,626,354)
International Small Cap Equity	558,183,657	48,537,652	(68,273,442)	(19,735,790)
Large Cap Value	150,523,413	12,162,751	(9,942,718)	2,220,033
Mid Cap Growth	149,352,289	15,157,426	(7,382,948)	7,774,478
Mid Cap Value	653,070,836	40,355,197	(61,334,416)	(20,979,219)
Moderate Growth Lifestyle	296,424,279	18,809,747	(9,436,196)	9,373,551
Money Market II	197,606,681	—	—	—
Small Cap Growth	79,026,878	10,529,198	(9,006,295)	1,522,903
Small Cap Value	381,774,552	54,049,244	(39,714,553)	14,334,691
Socially Responsible	618,874,694	74,558,020	(33,703,683)	40,854,337
Strategic Bond	513,667,583	10,754,138	(20,960,742)	(10,206,604)

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	January 27, 2012

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	January 27, 2012